Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
November 30, 2025
STI-NPRT3-0126
1.810711.121
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	42,298	548,182
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	1,309	6,741
TOTAL AUSTRALIA		554,923
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	190,310	3,886,130
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	204,792	2,336,677
Liberty Global Ltd Class C (b)	358,181	4,111,918

TOTAL BELGIUM		6,448,595
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (c)	14,378	214,088
RenaissanceRe Holdings Ltd	87,000	22,721,790

TOTAL BERMUDA		22,935,878
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	136,527	72,509
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	175,992	661,730
Personal Care Products - 0.0%
Flora Growth Corp (b)	513	4,299
TOTAL CONSUMER STAPLES		666,029

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	42,309	550,017
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	46,816	93,632
TuHURA Biosciences Inc rights (b)(d)	87,127	0
		93,632
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	26,138	28,490
TOTAL HEALTH CARE		122,122

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	343,110	33,693,402
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	624,495	14,157,302
Hut 8 Corp (United States) (b)	172,584	7,766,280
		21,923,582
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	52,630	59,998
Metals & Mining - 0.0%
McEwen Inc (b)(c)	82,445	1,534,302
US Goldmining Inc (b)	5,185	51,176
		1,585,478
TOTAL MATERIALS		1,645,476

TOTAL CANADA		58,673,137
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	360,343	1,282,821
Software - 0.0%
Nukkleus Inc (b)(c)	7,254	40,260
TOTAL CHINA		1,323,081
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	414	408
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	2,453	43,614
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	105,751	537,216
Paper & Forest Products - 0.0%
Mercer International Inc	79,724	144,300
TOTAL GERMANY		681,516
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	875,879	980,984
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	11,167	15,187
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)(c)	90,376	1,112,529
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,127,716
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,122	45,064
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)	262,766	106,683
TOTAL HONG KONG		151,747
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	73,749	792,802
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	27,557	1,897,299
TOTAL IRELAND		2,690,101
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	298,376	3,526,804
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (b)(d)	37,071	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	228,974	6,111,316
TOTAL JAPAN		6,111,316
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	9,115	28,074
KOREA (SOUTH) - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	31,167	433,533
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	2,492,046	70,176,015
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	18,626	70,034
TOTAL KOREA (SOUTH)		70,679,582
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	111,646	3,071,381
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	466,100	90,861,534
TOTAL NETHERLANDS		93,932,915
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	116,972	3,569,986
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	242,784	1,000,270
TOTAL NORWAY		4,570,256
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	31,963	366,616
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	53,200	461,776
Liberty Latin America Ltd Class C (b)	246,632	2,158,030
		2,619,806
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	298,504	5,901,424
Ofg Bancorp	84,387	3,352,695
Popular Inc	124,998	14,338,521
		23,592,640
Financial Services - 0.0%
EVERTEC Inc	116,895	3,378,266
TOTAL FINANCIALS		26,970,906

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	49,851	436,196
TOTAL PUERTO RICO		30,026,908
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	89,501	1,148,298
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	97,271	4,387,895
TOTAL SINGAPORE		5,536,193
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	130,542	15,402,651
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	195,881	4,074,325
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	7,197	8,996
TOTAL SWEDEN		19,485,972
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	254,684	4,209,926
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	169,625	9,069,849
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	546,333	123,553,208
TOTAL SWITZERLAND		136,832,983
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	32,260	890,699
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	66,151	30,390,431
TOTAL THAILAND		31,281,130
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	325,449	67,957,006
Soho House & Co Inc Class A (b)(c)	60,315	534,391
		68,491,397
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	759,357	34,368,498
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,612	0
F-star Therapeutics Inc rights (b)(d)	1,612	0
Zura Bio Ltd Class A (b)	65,522	251,605
		251,605
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	43,207	79,933
Pharmaceuticals - 0.0%
Indivior PLC (b)	232,189	7,801,550
TOTAL HEALTH CARE		8,133,088

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (b)	95,205	618
Machinery - 0.0%
Luxfer Holdings PLC	48,723	609,038
TOTAL INDUSTRIALS		609,656

TOTAL UNITED KINGDOM		111,602,639
UNITED STATES - 99.5%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	34,816	715,817
AST SpaceMobile Inc Class A (b)(c)	432,575	24,310,715
AT&T Inc	13,222,069	344,038,235
Atn International Inc	19,363	408,366
Bandwidth Inc Class A (b)	48,173	685,984
Cogent Communications Holdings Inc	91,142	1,738,989
Frontier Communications Parent Inc (b)	459,967	17,441,949
GCI Liberty Inc/DEL Class A (b)(d)	149,409	1
GCI LLC Class A (c)	7,041	234,747
GCI LLC Class A rights 12/17/2025 (b)(c)	18,209	112,896
GCI LLC Class C (c)	40,406	1,346,328
Globalstar Inc (b)	94,236	5,724,837
IDT Corp Class B	37,820	1,882,301
iQSTEL Inc (b)	5,371	22,558
Iridium Communications Inc	199,850	3,277,540
Lumen Technologies Inc (b)	1,744,606	14,148,755
NextPlat Corp (b)	41,182	24,965
Shenandoah Telecommunications Co	85,208	931,323
Uniti Group Inc (b)	332,606	2,118,700
Verizon Communications Inc	7,796,630	320,519,459
		739,684,465
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)	995,126	2,438,059
Atlanta Braves Holdings Inc Class A (b)	40,175	1,750,425
Atlanta Braves Holdings Inc Class C (b)	63,666	2,533,907
Cinemark Holdings Inc	189,026	5,175,532
Cineverse Corp (b)	21,861	55,090
CuriosityStream Inc Class A	59,322	285,339
Dolphin Entertainment Inc (b)	3,621	5,866
Electronic Arts Inc	416,504	84,146,303
Eventbrite Inc Class A (b)	137,294	341,862
Gaia Inc Class A (b)	29,752	114,545
Golden Matrix Group Inc (b)(c)	60,449	43,946
Kartoon Studios Inc (b)	55,328	40,948
Liberty Media Corp-Liberty Formula One Class A (b)	54,710	4,807,915
Liberty Media Corp-Liberty Formula One Class C (b)	403,982	38,774,192
Liberty Media Corp-Liberty Live Class A (b)	32,284	2,483,285
Liberty Media Corp-Liberty Live Class C (b)	97,934	7,757,352
Lionsgate Studios Corp	417,100	3,111,566
Live Nation Entertainment Inc (b)	291,528	38,321,356
LiveOne Inc (b)	15,946	74,946
Madison Square Garden Entertainment Corp Class A (b)	75,034	3,711,932
Madison Square Garden Sports Corp Class A (b)	33,120	7,552,354
Marcus Corp/The	45,056	707,379
Motorsport Games Inc Class A (b)(c)	314	875
Netflix Inc (b)	7,858,198	845,384,941
Playstudios Inc Class A (b)	194,526	124,886
Playtika Holding Corp	107,410	435,011
PodcastOne Inc (b)	5,883	14,531
Reading International Inc Class A (b)	26,961	34,780
Reading International Inc Class B (b)	2,927	33,660
Reservoir Media Inc (b)	59,427	452,834
ROBLOX Corp Class A (b)	1,193,524	113,420,586
Roku Inc Class A (b)	240,384	23,266,767
Skillz Inc Class A (b)	21,019	117,496
Snail Inc Class A (b)	4,029	3,556
Sphere Entertainment Co Class A (b)(c)	50,427	4,265,620
Starz Entertainment Corp	22,871	250,895
Take-Two Interactive Software Inc (b)	320,468	78,857,561
TKO Group Holdings Inc Class A	127,305	24,683,166
Vivid Seats Inc Class A (b)(c)	8,295	63,954
Walt Disney Co/The	3,324,328	347,292,546
Warner Bros Discovery Inc (b)	4,579,667	109,912,008
Warner Music Group Corp Class A	268,604	7,585,377
		1,760,435,149
Interactive Media & Services - 7.3%
Alphabet Inc Class A	10,757,108	3,444,210,840
Alphabet Inc Class C	8,635,814	2,764,496,778
Angi Inc Class A (b)	68,221	779,084
Arena Group Holdings Inc/The (b)	30,980	130,116
Bumble Inc Class A (b)	153,903	546,356
BuzzFeed Inc Class A (b)	31,719	29,676
Cargurus Inc Class A (b)	157,614	5,560,622
Cars.com Inc (b)	108,625	1,260,050
DHI Group Inc (b)	63,271	118,949
EverQuote Inc Class A (b)	50,510	1,332,959
fuboTV Inc Class A (b)(c)	625,147	1,900,447
Getty Images Holdings Inc Class A (b)(c)	74,223	114,303
Giftify Inc (b)	17,055	18,931
IAC Inc Class A (b)	124,306	4,359,411
Intelligent Protection Management Corp (b)	752	1,376
IZEA Worldwide Inc (b)	17,237	86,702
Match Group Inc	444,895	14,819,452
MediaAlpha Inc Class A (b)	57,652	735,640
Meta Platforms Inc Class A	4,011,013	2,598,935,873
Nextdoor Holdings Inc Class A (b)	409,937	717,390
Pinterest Inc Class A (b)	1,108,966	28,966,192
PSQ Holdings Inc Class A (b)(c)	68,335	88,836
QuinStreet Inc (b)	105,645	1,474,804
Reddit Inc Class A (b)	228,651	49,496,082
Rumble Inc Class A (b)(c)	202,747	1,372,597
Shutterstock Inc	47,087	980,351
Snap Inc Class A (b)	2,041,141	15,675,963
Society Pass Inc (b)	2,451	3,358
System1 Inc Class A (b)(c)	3,635	13,740
Teads Holding Co (b)(c)	47,062	33,320
Travelzoo (b)	14,924	106,110
TripAdvisor Inc Class A	218,896	3,254,984
TrueCar Inc (b)	134,664	286,834
Trump Media & Technology Group Corp (b)(c)	297,430	3,432,342
Yelp Inc Class A (b)	109,470	3,164,778
Zedge Inc Class B	19,712	45,535
Ziff Davis Inc (b)	75,707	2,484,704
ZipRecruiter Inc Class A (b)	141,653	672,852
ZoomInfo Technologies Inc (b)	519,473	5,153,172
		8,956,861,509
Media - 0.4%
Advantage Solutions Inc Class A (b)	231,707	220,029
AMC Networks Inc Class A (b)	58,396	520,892
Boston Omaha Corp (b)	39,409	489,854
Cable One Inc (c)	8,409	985,451
Cardlytics Inc (b)(c)	93,524	115,970
Charter Communications Inc Class A (b)(c)	171,997	34,420,040
Clear Channel Outdoor Holdings Inc (b)	618,775	1,231,362
Comcast Corp Class A	6,810,855	181,781,720
comScore Inc (b)	7,182	49,556
Creative Realities Inc (b)	9,564	27,640
Direct Digital Holdings Inc Class A (b)(c)	5,555	639
DoubleVerify Holdings Inc (b)	254,451	2,681,914
EchoStar Corp Class A (b)	248,916	18,243,054
Emerald Holding Inc	37,475	137,159
Entravision Communications Corp Class A	120,805	335,838
EW Scripps Co/The Class A (b)	120,434	509,436
Fluent Inc (b)	12,252	21,808
Fox Corp Class A	433,730	28,409,315
Fox Corp Class B	224,434	13,075,525
Gray Media Inc	141,898	698,138
Gray Media Inc Class A	9,191	73,712
Harte Hanks Inc (b)	10,996	41,895
Ibotta Inc Class A (b)(c)	27,936	666,553
iHeartMedia Inc Class A (b)	224,771	883,350
Integral Ad Science Holding Corp (b)	140,079	1,440,012
John Wiley & Sons Inc Class A	76,661	2,787,394
Lee Enterprises Inc (b)(c)	8,264	32,973
Lendway Inc (b)	2,977	11,103
Liberty Broadband Corp Class A (b)	35,204	1,630,297
Liberty Broadband Corp Class C (b)	212,021	9,814,452
LQR House Inc (b)(c)	960	931
Magnite Inc (b)	264,217	3,881,348
Marchex Inc Class B (b)	68,352	110,047
Mediaco Holding Inc Class A (b)	6,615	6,085
MNTN Inc Class A	22,796	311,165
National CineMedia Inc	171,385	738,669
New York Times Co/The Class A	299,772	19,335,294
News Corp Class A	747,310	19,190,921
News Corp Class B	182,168	5,361,204
Nexstar Media Group Inc	52,375	10,063,333
NIQ Global Intelligence Plc (c)	92,561	1,455,059
Omnicom Group Inc (c)	591,731	42,379,774
Optimum Communications Inc Class A (b)	470,145	893,276
Paramount Skydance Corp Class B (c)	572,981	9,179,156
PubMatic Inc Class A (b)	71,379	643,125
Saga Communications Inc Class A	8,942	105,516
Scholastic Corp	42,961	1,269,068
Sinclair Inc Class A	74,257	1,170,290
Sirius XM Holdings Inc (c)	349,830	7,437,386
SPAR Group Inc (b)	25,542	22,679
Stagwell Inc Class A (b)	205,984	1,104,074
Stran & Co Inc (b)	11,291	22,808
TechTarget Inc (c)	48,619	254,277
TEGNA Inc	296,628	5,790,179
Thryv Holdings Inc (b)	74,014	416,699
Townsquare Media Inc Class A	23,214	114,445
Trade Desk Inc (The) Class A (b)	823,116	32,562,469
Urban One Inc Class A (b)	10,957	13,368
Urban One Inc Class D (b)	38,199	30,941
USA TODAY Co Inc (b)	227,763	1,141,093
WideOpenWest Inc (b)	89,521	463,719
		466,805,479
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	25,598	1,258,910
Gogo Inc (b)(c)	141,404	1,011,039
Kore Group Holdings Inc (b)	14,448	59,381
NII Holdings Inc (b)(d)	149,032	1
Spok Holdings Inc	41,079	545,529
SurgePays Inc (b)	23,754	47,033
T-Mobile US Inc	895,114	187,087,777
Telephone and Data Systems Inc	182,828	7,362,484
		197,372,154
TOTAL COMMUNICATION SERVICES		12,121,158,756

Consumer Discretionary - 10.2%
Automobile Components - 0.1%
Adient PLC (b)	153,108	2,979,482
American Axle & Manufacturing Holdings Inc (b)	215,804	1,417,832
Aptiv PLC	402,328	31,200,536
BorgWarner Inc	399,324	17,194,891
Cooper-Standard Holdings Inc (b)	32,571	1,017,844
Dana Inc	239,462	5,366,343
Dorman Products Inc (b)	50,947	6,738,760
Fox Factory Holding Corp (b)	75,879	1,122,250
Gentex Corp	403,517	9,212,293
Gentherm Inc (b)	55,965	1,996,272
Goodyear Tire & Rubber Co/The (b)	525,186	4,548,111
Holley Inc Class A (b)	100,569	428,424
LCI Industries	45,394	5,159,936
Lear Corp	98,902	10,618,119
Luminar Technologies Inc Class A (b)(c)	105,862	95,943
Modine Manufacturing Co (b)	97,223	15,762,765
Motorcar Parts of America Inc (b)	34,628	456,397
Patrick Industries Inc	61,708	6,678,040
Phinia Inc	74,254	4,016,399
QuantumScape Corp Class A (b)	798,786	9,761,165
Solid Power Inc (b)	311,796	1,621,339
Standard Motor Products Inc	37,765	1,417,698
Stoneridge Inc (b)	47,211	269,575
Strattec Security Corp (b)	6,760	507,000
Sypris Solutions Inc (b)	27,158	59,204
Visteon Corp	50,114	5,174,271
Worksport Ltd (b)(c)	4,672	12,287
XPEL Inc (b)(e)	45,663	2,122,416
		146,955,592
Automobiles - 2.0%
Cenntro Inc (b)(c)	23,564	3,949
Empery Digital Inc (b)(c)	91,742	495,407
Envirotech Vehicles Inc (b)(c)	2,375	2,897
Faraday Future Intelligent Electric Inc Class A (b)(c)	164,198	188,828
Ford Motor Co	7,233,600	96,062,208
General Motors Co	1,759,411	129,351,897
Harley-Davidson Inc	225,832	5,530,626
Livewire Group Inc (b)	48,457	206,427
Lucid Group Inc (b)(c)	242,747	3,308,642
Rivian Automotive Inc Class A (b)(c)	1,475,417	24,875,531
StableX Technologies Inc (b)	264	883
Tesla Inc (b)	5,189,451	2,232,346,137
Thor Industries Inc	98,453	10,398,606
Winnebago Industries Inc	52,660	1,905,765
Workhorse Group Inc (b)	22,161	19,679
		2,504,697,482
Broadline Retail - 3.5%
1stdibs.Com Inc (b)	58,038	331,397
Amazon.com Inc (b)	17,947,421	4,185,697,527
Dillard's Inc Class A	5,566	3,729,554
eBay Inc	846,009	70,041,085
Etsy Inc (b)	182,936	9,918,790
Groupon Inc (b)	51,813	876,158
Kohl's Corp	204,843	5,037,089
Macy's Inc	501,828	11,220,874
Ollie's Bargain Outlet Holdings Inc (b)	113,329	13,951,933
QVC Group Inc Class A (b)(c)	13,971	130,070
Savers Value Village Inc (b)(c)	74,077	674,841
		4,301,609,318
Distributors - 0.1%
A-Mark Precious Metals Inc	35,645	1,023,368
AMCON Distributing Co	258	29,167
Cheetah Net Supply Chain Service Inc Class A (b)(c)	3,470	5,048
Educational Development Corp (b)	5,163	6,454
Genuine Parts Co	258,426	33,698,750
GigaCloud Technology Inc Class A (b)	48,027	1,781,802
Kaival Brands Innovations Group Inc (b)	4,964	2,429
LKQ Corp	477,479	14,176,352
Pool Corp	60,737	14,795,533
Weyco Group Inc	13,257	397,180
		65,916,083
Diversified Consumer Services - 0.1%
ADT Inc	942,827	7,778,323
Adtalem Global Education Inc (b)	66,529	6,157,924
Allurion Technologies Inc (b)(c)	2,686	4,136
American Public Education Inc (b)	32,679	1,137,719
Beachbody Co Inc/The Class A (b)	4,611	40,715
Bright Horizons Family Solutions Inc (b)	105,423	10,833,267
Carriage Services Inc	30,335	1,313,506
Chegg Inc (b)	188,481	182,280
Classover Holdings Inc Class B	17,656	6,896
Coursera Inc (b)	268,502	2,134,591
Driven Brands Holdings Inc (b)	108,645	1,587,303
Duolingo Inc Class A (b)	73,186	14,008,533
European Wax Center Inc Class A (b)	62,940	243,578
Frontdoor Inc (b)	135,489	7,306,922
Graham Holdings Co Class B	6,275	6,943,288
Grand Canyon Education Inc (b)	50,906	8,029,912
H&R Block Inc	247,523	10,425,669
KinderCare Learning Cos Inc (b)	51,893	206,534
Laureate Education Inc (b)	249,686	7,715,297
Legacy Education Inc (b)	13,346	140,000
Lincoln Educational Services Corp (b)	52,357	1,077,507
Matthews International Corp Class A	57,530	1,411,786
McGraw Hill Inc	47,226	828,816
Mister Car Wash Inc (b)	171,177	914,085
Nerdy Inc Class A (b)(c)	146,896	196,841
Perdoceo Education Corp	112,523	3,146,143
Regis Corp (b)	4,120	111,240
Service Corp International/US	259,553	20,616,296
Strategic Education Inc	44,221	3,450,122
Stride Inc (b)	79,234	5,033,736
Udemy Inc (b)	165,657	841,538
Universal Technical Institute Inc (b)	94,155	2,167,448
WW International Inc (c)	18,085	513,071
XWELL Inc (b)	7,012	5,430
		126,510,452
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment Inc Class A (b)	105,348	1,078,764
Airbnb Inc Class A (b)	793,747	92,860,462
Allied Gaming & Entertainment Inc (b)	46,291	19,044
Aramark	486,281	18,075,065
Ark Restaurants Corp (b)	4,947	34,580
Aureus Greenway Holdings Inc (b)	14,874	66,636
Bally's Corp (b)(c)	13,199	230,323
Biglari Holdings Inc Class A (b)	68	103,709
Biglari Holdings Inc Class B (b)	1,535	451,152
BJ's Restaurants Inc (b)	41,580	1,594,593
Bloomin' Brands Inc	139,141	987,901
Booking Holdings Inc	59,933	294,552,116
Boyd Gaming Corp	109,366	9,110,188
Brinker International Inc (b)	81,949	12,602,937
Caesars Entertainment Inc (b)	385,386	8,967,932
Canterbury Park Holding Corp	4,922	74,273
Carnival Corp (b)	2,008,147	51,770,030
Cava Group Inc (b)(c)	184,131	9,002,165
Century Casinos Inc (b)	44,159	67,122
Cheesecake Factory Inc/The (c)	84,288	4,017,166
Chipotle Mexican Grill Inc (b)	2,477,779	85,532,931
Choice Hotels International Inc (c)	37,542	3,426,083
Churchill Downs Inc	122,779	13,393,961
Cracker Barrel Old Country Store Inc (c)	41,001	1,184,519
Darden Restaurants Inc	216,260	38,835,971
Dave & Buster's Entertainment Inc (b)(c)	52,911	925,413
Denny's Corp (b)	93,437	576,506
Dine Brands Global Inc	28,900	903,125
Domino's Pizza Inc	57,694	24,210,133
DoorDash Inc Class A (b)	684,801	135,843,974
DraftKings Inc Class A (b)	917,986	30,440,416
Dutch Bros Inc Class A (b)	234,305	13,732,616
El Pollo Loco Holdings Inc (b)	44,574	486,302
Empire Resorts Inc (b)(d)	2,836	0
Expedia Group Inc Class A	218,518	55,872,867
FAT Brands Inc Class A (b)(c)	20,616	11,483
FAT Brands Inc Class B (b)	2,371	4,362
First Watch Restaurant Group Inc (b)	82,227	1,526,133
Flanigan's Enterprises Inc	1,637	52,384
Full House Resorts Inc (b)	64,552	173,645
GEN Restaurant Group Inc Class A (c)	7,552	19,107
Global Business Travel Group I Class A (b)	214,550	1,654,181
Golden Entertainment Inc	37,575	1,128,002
Good Times Restaurants Inc (b)	14,261	18,397
Hilton Grand Vacations Inc (b)	114,646	4,910,288
Hilton Worldwide Holdings Inc	434,781	123,925,628
Hyatt Hotels Corp Class A	77,936	12,811,899
Inspirato Inc Class A (b)	6,099	16,406
Inspired Entertainment Inc (b)	43,600	358,392
Jack in the Box Inc (c)	35,527	700,237
Krispy Kreme Inc (c)	168,948	706,203
Kura Sushi USA Inc Class A (b)	11,068	543,771
Las Vegas Sands Corp	570,473	38,883,440
Life Time Group Holdings Inc (b)	280,197	7,823,100
Lindblad Expeditions Holdings Inc (b)	68,593	825,174
Lottery.com Inc (b)(c)	1,872	2,751
Lucky Strike Entertainment Corp Class A (c)	39,295	307,287
Marriott International Inc/MD Class A1	416,642	126,988,315
Marriott Vacations Worldwide Corp	51,152	2,792,899
McDonald's Corp	1,319,196	411,351,697
MGM Resorts International (b)	377,404	13,318,587
Monarch Casino & Resort Inc	23,665	2,285,566
Nathan's Famous Inc	5,262	485,472
Noodles & Co Class A (b)	62,453	43,830
Norwegian Cruise Line Holdings Ltd (b)	837,987	15,469,240
ONE Group Hospitality Inc/The (b)	43,446	87,326
Papa John's International Inc	60,066	2,526,977
Penn Entertainment Inc (b)	261,291	3,877,558
Planet Fitness Inc Class A (b)	154,999	17,355,238
Portillo's Inc Class A (b)(c)	123,642	645,411
Pursuit Attractions and Hospitality Inc (b)	38,773	1,331,077
Rave Restaurant Group Inc (b)	25,594	81,133
Rci Hospitality Holdings Inc	14,794	360,382
Red Robin Gourmet Burgers Inc (b)	34,074	149,244
Red Rock Resorts Inc Class A	88,125	5,161,481
Royal Caribbean Cruises Ltd	467,332	124,427,145
Rush Street Interactive Inc Class A (b)	174,552	3,218,739
Sabre Corp (b)	716,894	1,154,199
Serve Robotics Inc (b)(c)	91,606	939,878
Shake Shack Inc Class A (b)	75,068	6,566,949
Sharplink Gaming Inc (b)	311,592	3,309,107
Six Flags Entertainment Corp (b)(c)	189,732	2,880,132
Starbucks Corp	2,102,362	183,136,754
Sweetgreen Inc Class A (b)(c)	194,115	1,259,806
Target Hospitality Corp (b)	60,789	474,154
Texas Roadhouse Inc	122,847	21,528,937
Travel + Leisure Co	119,358	8,185,572
Twin Hospitality Group Inc Class A (c)	4,483	7,530
United Parks & Resorts Inc (b)(c)	52,018	1,877,330
Vail Resorts Inc (c)	69,113	9,690,334
Venu Holding Corp Class A (b)	57,334	580,220
Vestand Inc Class A (b)	4,848	2,714
Wendy's Co/The	299,595	2,531,578
Wingstop Inc	51,598	13,659,539
Wyndham Hotels & Resorts Inc	141,308	10,343,746
Wynn Resorts Ltd	156,131	20,090,937
Xponential Fitness Inc Class A (b)(c)	47,083	312,631
Yum! Brands Inc	513,069	78,607,301
		2,206,529,910
Household Durables - 0.4%
Aterian Inc (b)(c)	10,022	7,501
Bassett Furniture Industries Inc	13,893	215,758
Beazer Homes USA Inc (b)	51,462	1,176,936
Cavco Industries Inc (b)	14,760	8,791,794
Century Communities Inc	49,089	3,205,021
Champion Homes Inc (b)	104,759	8,992,513
Cricut Inc Class A	86,205	408,612
DR Horton Inc	512,619	81,511,548
Dream Finders Homes Inc Class A (b)(c)	55,164	1,090,592
Emerson Radio Corp (b)	16,730	7,294
Ethan Allen Interiors Inc	41,180	973,495
Flexsteel Industries Inc	6,305	249,237
Garmin Ltd	302,567	59,097,387
Gopro Inc Class A (b)(c)	246,461	401,731
Green Brick Partners Inc (b)	55,284	3,752,678
Hamilton Beach Brands Holding Co Class A	10,583	168,799
Helen of Troy Ltd (b)	41,656	789,381
Hooker Furnishings Corp	18,080	193,998
Hovnanian Enterprises Inc Class A (b)	8,420	1,107,904
Installed Building Products Inc	42,195	11,309,104
iRobot Corp (b)(c)	54,504	86,116
KB Home	125,594	8,079,462
Koss Corp (b)	11,422	57,224
La-Z-Boy Inc	75,096	2,922,736
Legacy Housing Corp (b)	19,464	387,918
Leggett & Platt Inc	248,032	2,544,808
Lennar Corp Class A (c)	396,724	52,089,862
Lennar Corp Class B	37,406	4,623,008
LGI Homes Inc (b)	37,268	1,938,681
Lifetime Brands Inc	21,506	81,938
Live Ventures Inc (b)	2,250	21,735
Lovesac Co/The (b)	26,427	379,227
M/I Homes Inc (b)	48,599	6,686,736
Meritage Homes Corp	133,118	9,728,263
Mohawk Industries Inc (b)	96,303	11,161,518
Newell Brands Inc	770,932	2,813,902
NVR Inc (b)	5,311	39,871,217
PulteGroup Inc	364,605	46,374,110
Purple Innovation Inc Class A (b)	100,513	79,476
Smith Douglas Homes Corp Class A (b)(c)	15,634	303,612
Somnigroup International Inc	388,111	35,519,919
Sonos Inc (b)	222,454	4,128,746
Taylor Morrison Home Corp (b)	182,404	11,434,907
Toll Brothers Inc	181,621	25,396,064
TopBuild Corp (b)	51,711	23,399,228
Traeger Inc (b)	116,831	106,433
Tri Pointe Homes Inc (b)	159,854	5,454,218
United Homes Group Inc Class A (b)	25,257	27,025
Universal Electronics Inc (b)	18,679	61,827
Whirlpool Corp (c)	102,997	7,966,818
XMAX Inc (b)(c)	16,226	89,730
Yunhong Green CTI Ltd (b)(c)	251	1,215
		487,268,962
Leisure Products - 0.1%
Acushnet Holdings Corp	50,074	4,211,223
American Outdoor Brands Inc (b)	24,107	172,847
Brunswick Corp/DE	120,784	7,985,030
Clarus Corp	52,601	188,312
Escalade Inc	14,444	191,527
Funko Inc Class A (b)	65,307	206,370
Hasbro Inc	245,932	20,313,984
JAKKS Pacific Inc	16,313	268,023
Johnson Outdoors Inc Class A	9,891	405,432
Latham Group Inc (b)	81,137	580,130
Malibu Boats Inc Class A (b)	36,179	1,027,122
Marine Products Corp	21,485	181,978
MasterCraft Boat Holdings Inc (b)	23,484	433,984
Mattel Inc (b)	595,173	12,570,054
Newton Golf Company Inc (b)	3,693	6,093
Peloton Interactive Inc Class A (b)	721,332	4,897,844
Polaris Inc	99,730	6,618,083
Smith & Wesson Brands Inc	80,052	697,253
Solo Brands Inc Class A (b)	962	8,105
Sturm Ruger & Co Inc	31,206	939,925
Topgolf Callaway Brands Corp (b)	259,951	3,348,169
Tron Inc (b)(c)	35,065	64,870
YETI Holdings Inc (b)	151,401	6,280,113
		71,596,471
Specialty Retail - 1.8%
1-800-Flowers.com Inc Class A (b)(c)	47,169	160,846
Abercrombie & Fitch Co Class A (b)	88,324	8,644,270
Academy Sports & Outdoors Inc	122,872	5,928,574
Advance Auto Parts Inc	110,644	5,740,211
aka Brands Holding Corp (b)	1,300	18,486
America's Car-Mart Inc/TX (b)	14,465	313,167
American Eagle Outfitters Inc	296,220	6,042,888
Arhaus Inc Class A (b)	98,864	1,022,254
Arko Corp	136,157	648,107
Asbury Automotive Group Inc (b)	36,753	8,547,645
AutoNation Inc (b)	52,021	10,991,517
AutoZone Inc (b)	30,944	122,362,788
BARK Inc (b)	216,133	154,513
Barnes & Noble Education Inc (b)	35,835	335,057
Bath & Body Works Inc	392,606	6,835,270
Bed Bath & Beyond Inc (b)	102,217	615,346
Best Buy Co Inc	364,395	28,889,236
Boot Barn Holdings Inc (b)	56,646	10,979,128
Brand House Collective Inc/The (b)	24,769	29,970
Brilliant Earth Group Inc Class A	30,045	55,283
Buckle Inc/The	55,263	3,121,254
Build-A-Bear Workshop Inc	22,324	1,185,404
Burlington Stores Inc (b)	115,201	29,057,148
Caleres Inc	62,565	732,636
Camping World Holdings Inc Class A	115,626	1,293,855
CarMax Inc (b)	276,501	10,689,529
Carparts Com Inc (b)	89,885	48,430
Carvana Co Class A (b)	255,471	95,673,890
Cato Corp/The Class A (b)	31,987	111,955
Chewy Inc Class A (b)	410,881	14,286,332
Children's Place Inc/The (b)(c)	19,373	153,434
Citi Trends Inc (b)	13,926	630,709
Designer Brands Inc Class A	66,511	288,658
Destination XL Group Inc (b)	91,127	88,785
Dick's Sporting Goods Inc	123,674	25,547,338
Duluth Holdings Inc Class B (b)	26,210	84,658
Envela Corp (b)	9,506	109,604
EVgo Inc Class A (b)(c)	249,424	808,134
Five Below Inc (b)	101,835	16,791,573
Floor & Decor Holdings Inc Class A (b)	199,147	12,669,732
GameStop Corp Class A (b)(c)	761,380	17,153,891
Gap Inc/The	423,006	11,450,772
Genesco Inc (b)	19,510	699,434
Grabagun Digital Holdings Inc (c)	49,355	172,743
Group 1 Automotive Inc	23,422	9,393,159
Grove Collaborative Holdings Class A (b)(c)	52,724	72,232
GrowGeneration Corp (b)	99,659	154,471
Guess? Inc	54,258	925,641
Haverty Furniture Cos Inc	24,562	584,576
Haverty Furniture Cos Inc Class A	2,425	58,200
Home Depot Inc/The	1,839,578	656,582,181
J Jill Inc	13,137	207,302
Lands' End Inc (b)	21,708	342,769
Lazydays Holdings Inc (b)(c)	6,998	2,947
Leslie's Inc (b)	17,665	52,465
Lithia Motors Inc Class A	47,424	15,120,668
Lowe's Cos Inc	1,036,315	251,285,661
Lulu's Fashion Lounge Holdings Inc (b)(c)	973	5,235
MarineMax Inc (b)	37,095	867,281
Monro Inc	57,393	1,073,823
Murphy USA Inc	32,584	12,547,121
National Vision Holdings Inc (b)	145,418	4,195,309
O'Reilly Automotive Inc (b)	1,569,146	159,582,148
ODP Corp/The (b)	56,089	1,568,809
OneWater Marine Inc Class A (b)	25,766	313,057
Outdoor Holding Co (b)	174,267	320,651
Penske Automotive Group Inc	34,353	5,555,567
Petco Health & Wellness Co Inc Class A (b)	158,571	507,427
PetMed Express Inc (b)	35,726	62,521
RealReal Inc/The (b)	177,457	2,569,577
Rent the Runway Inc Class A (b)(c)	6,651	32,390
Revolve Group Inc Class A (b)	74,902	1,810,381
RH (b)	28,068	4,423,236
RideNow Group Inc Class B (b)	43,413	217,499
Ross Stores Inc	604,995	106,696,918
Sally Beauty Holdings Inc (b)	187,688	2,976,732
Shoe Carnival Inc (c)	33,177	548,084
Signet Jewelers Ltd	76,532	7,665,445
Sleep Number Corp (b)(c)	42,582	217,168
Sonic Automotive Inc Class A	26,987	1,700,991
Sportsman's Warehouse Holdings Inc (b)	69,801	155,656
Stitch Fix Inc Class A (b)(c)	214,743	912,658
Tandy Leather Factory Inc	1,643	4,551
ThredUp Inc Class A (b)	183,273	1,378,213
Tile Shop Holdings Inc (b)	43,211	280,439
Tilly's Inc Class A (b)(c)	37,578	51,482
TJX Cos Inc/The	2,062,069	313,269,523
Torrid Holdings Inc (b)	24,410	31,733
Tractor Supply Co	979,282	53,645,068
Ulta Beauty Inc (b)	82,978	44,711,036
Upbound Group Inc	94,304	1,689,928
Urban Outfitters Inc (b)	99,324	7,356,929
Valvoline Inc (b)	235,344	7,368,621
Victoria's Secret & Co (b)	147,381	6,091,257
Warby Parker Inc Class A (b)	184,311	3,651,201
Wayfair Inc Class A (b)	193,862	21,479,910
Williams-Sonoma Inc	227,099	40,880,091
Winmark Corp	5,364	2,204,658
Zumiez Inc (b)	29,193	759,018
		2,217,326,068
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	9,007	45,575
Capri Holdings Ltd (b)	217,719	5,523,531
Carter's Inc	68,631	2,190,015
Columbia Sportswear Co	48,213	2,589,520
Crocs Inc (b)	100,654	8,553,577
Crown Crafts Inc	9,793	26,930
Culp Inc (b)	22,791	90,936
Deckers Outdoor Corp (b)	275,054	24,213,004
Figs Inc Class A (b)	290,651	2,845,473
Fossil Group Inc (b)(c)	93,465	281,330
G-III Apparel Group Ltd (b)	70,258	2,048,021
Hanesbrands Inc (b)	648,518	4,195,911
Kontoor Brands Inc	93,813	6,974,997
Lakeland Industries Inc	16,588	251,806
Levi Strauss & Co Class A	185,046	4,076,563
Lululemon Athletica Inc (b)	201,661	37,141,923
Movado Group Inc	29,390	615,427
NIKE Inc Class B	2,198,478	142,087,633
Oxford Industries Inc	27,307	1,042,035
Playboy Inc (b)	123,739	237,579
PVH Corp	89,025	7,545,759
Ralph Lauren Corp Class A	71,360	26,212,669
Rocky Brands Inc	13,148	399,305
Steven Madden Ltd	134,390	5,614,814
Superior Group of Cos Inc	21,569	209,651
Tapestry Inc	384,989	42,071,598
Under Armour Inc Class A (b)(c)	260,556	1,203,769
Under Armour Inc Class C (b)(c)	312,307	1,383,520
Unifi Inc (b)	27,308	95,305
Vera Bradley Inc (b)	36,527	103,737
VF Corp	610,471	10,683,243
Vince Holding Corp (b)	3,162	7,999
Wolverine World Wide Inc	149,682	2,426,345
		342,989,500
TOTAL CONSUMER DISCRETIONARY		12,471,399,838

Consumer Staples - 4.6%
Beverages - 1.0%
Amaze Holdings Inc (b)(c)	3,552	1,705
Boston Beer Co Inc/The Class A (b)	15,009	2,923,753
Brown-Forman Corp Class A	105,497	3,007,719
Brown-Forman Corp Class B	323,978	9,388,883
Celsius Holdings Inc (b)	294,950	12,075,253
Coca-Cola Co/The	7,160,144	523,549,729
Coca-Cola Consolidated Inc	110,734	18,044,105
Constellation Brands Inc Class A	263,533	35,940,631
Heritage Distilling Holding Co Inc (b)	1,651	10,335
Keurig Dr Pepper Inc	2,515,974	70,195,675
MGP Ingredients Inc	26,499	604,442
Molson Coors Beverage Co Class B	312,708	14,544,049
Monster Beverage Corp (b)	1,318,127	98,846,344
National Beverage Corp (b)	42,994	1,464,376
PepsiCo Inc	2,531,837	376,585,435
Primo Brands Corp Class A	469,369	7,364,400
Splash Beverage Group Inc (b)(c)	1,032	1,279
Vita Coco Co Inc/The (b)	82,060	4,382,825
Willamette Valley Vineyards Inc (b)	6,424	18,051
Zevia PBC Class A (b)	78,279	209,788
		1,179,158,777
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	745,890	13,672,164
Andersons Inc/The	63,072	3,248,208
BJ's Wholesale Club Holdings Inc (b)	245,113	21,871,433
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Casey's General Stores Inc	68,640	39,156,374
Chefs' Warehouse Inc/The (b)	66,979	4,107,152
Costco Wholesale Corp	820,002	749,145,627
Dollar General Corp	406,812	44,541,846
Dollar Tree Inc (b)	358,737	39,751,647
Grocery Outlet Holding Corp (b)	181,306	2,017,936
HF Foods Group Inc (b)	71,016	178,250
Ingles Markets Inc Class A	27,062	2,081,609
Kroger Co/The	1,126,405	75,784,528
Mangoceuticals Inc (b)	12,606	13,993
Maplebear Inc (b)	340,375	14,299,154
Natural Grocers by Vitamin Cottage Inc	19,217	533,272
Performance Food Group Co (b)	289,788	28,129,721
PriceSmart Inc	46,811	5,762,434
Reborn Coffee Inc (b)	1,232	2,476
Sprouts Farmers Market Inc (b)	180,005	15,086,219
Sysco Corp	883,381	67,313,632
Target Corp	839,447	76,070,687
United Natural Foods Inc (b)	111,022	4,142,231
US Foods Holding Corp (b)	415,902	32,719,010
Village Super Market Inc Class A	17,459	603,383
Walmart Inc	8,115,936	896,892,088
Weis Markets Inc	18,808	1,221,956
		2,138,347,030
Food Products - 0.5%
Alico Inc	10,001	347,985
Arcadia Biosciences Inc (b)(c)	1,626	6,015
Archer-Daniels-Midland Co	889,386	54,021,306
B&G Foods Inc	151,440	698,138
Barfresh Food Group Inc (b)	17,842	58,879
Beyond Meat Inc (b)(c)	146,613	143,945
BranchOut Food Inc (b)	11,714	35,845
BRC Inc Class A (b)(c)	159,180	202,159
Bridgford Foods Corp (b)	2,742	21,799
Bunge Global SA	258,765	24,859,554
Cal-Maine Foods Inc	84,218	7,017,044
Calavo Growers Inc	31,282	640,968
Campbell's Company/The	364,179	11,100,176
Coffee Holding Co Inc (b)	10,248	38,123
Conagra Brands Inc	888,861	15,866,169
Darling Ingredients Inc (b)	292,510	10,708,791
Farmer Bros Co (b)	43,639	70,259
Flowers Foods Inc	394,577	4,233,811
Fresh Del Monte Produce Inc	61,559	2,224,742
Freshpet Inc (b)(c)	90,137	5,152,231
General Mills Inc	988,559	46,808,269
Hain Celestial Group Inc (b)	169,532	186,485
Hershey Co/The	273,789	51,494,235
Hormel Foods Corp	538,491	12,498,376
Ingredion Inc	118,524	12,746,071
J & J Snack Foods Corp	28,511	2,632,991
JM Smucker Co	196,943	20,517,522
John B Sanfilippo & Son Inc	16,685	1,211,832
Kellanova	496,097	41,493,553
Kraft Heinz Co/The	1,581,257	40,337,866
Laird Superfood Inc (b)	14,478	39,670
Lamb Weston Holdings Inc	257,032	15,180,310
Lifeway Foods Inc (b)	9,407	233,153
Limoneira Co	28,068	389,865
Local Bounti Corp (b)	5,099	12,493
Mama's Creations Inc (b)	61,902	700,731
Marzetti Company/The	37,549	6,268,430
McCormick & Co Inc/MD	467,889	31,573,150
Mission Produce Inc (b)	79,875	960,098
Mondelez International Inc	2,394,787	137,867,888
Pilgrim's Pride Corp (c)	78,727	2,994,775
Post Holdings Inc (b)	87,998	9,154,432
Rocky Mountain Chocolate Factory Inc (b)	4,766	7,958
Sadot Group Inc (b)(c)	708	2,066
Seaboard Corp	470	2,199,398
Seneca Foods Corp Class A (b)	9,671	1,169,707
Simply Good Foods Co/The (b)	167,889	3,304,056
SOW GOOD INC (b)	3,063	1,849
Tootsie Roll Industries Inc Class A	38,851	1,490,324
TreeHouse Foods Inc (b)	83,038	1,983,778
Tyson Foods Inc Class A	528,708	30,691,499
Utz Brands Inc Class A	142,219	1,378,102
Vital Farms Inc (b)(c)	69,356	2,267,941
Westrock Coffee Co (b)(c)	68,321	297,196
		617,544,008
Household Products - 0.7%
Central Garden & Pet Co (b)(c)	89,490	3,056,979
Central Garden & Pet Co Class A (b)	15,915	492,410
Church & Dwight Co Inc	451,066	38,412,781
Clorox Co/The	226,415	24,439,235
Colgate-Palmolive Co	1,493,368	120,051,854
Energizer Holdings Inc	113,229	2,064,165
Kimberly-Clark Corp	613,725	66,969,672
Oil-Dri Corp of America	19,166	1,043,204
Procter & Gamble Co/The	4,330,944	641,672,663
Reynolds Consumer Products Inc	100,640	2,513,987
Spectrum Brands Holdings Inc	46,894	2,783,159
WD-40 Co	24,871	4,869,742
		908,369,851
Personal Care Products - 0.1%
AXIL Brands Inc (b)	1,944	9,922
Beauty Health Co/The Class A (b)	145,751	215,711
BellRing Brands Inc (b)	232,606	7,185,199
Bonk Inc (b)	207,679	37,382
Coty Inc Class A (b)	686,553	2,279,356
Edgewell Personal Care Co	88,139	1,574,163
elf Beauty Inc (b)	109,346	8,328,885
Estee Lauder Cos Inc/The Class A	455,425	42,841,830
FitLife Brands Inc (b)	7,886	147,074
Herbalife Ltd (b)	188,988	2,405,817
Honest Co Inc/The (b)(c)	176,429	474,594
Interparfums Inc	33,752	2,743,025
Kenvue Inc	3,547,325	61,546,089
Lifevantage Corp	18,690	128,400
Mannatech Inc (b)	422	4,000
Medifast Inc (b)(c)	19,188	210,492
Natural Alternatives International Inc (b)	4,595	16,680
Nature's Sunshine Products Inc (b)	25,270	520,057
Nu Skin Enterprises Inc Class A	93,169	921,441
Olaplex Holdings Inc (b)	213,872	243,814
United-Guardian Inc	3,724	21,413
Upexi Inc (b)(c)	79,997	223,992
USANA Health Sciences Inc (b)	20,920	415,262
		132,494,598
Tobacco - 0.5%
Altria Group Inc	3,107,514	183,374,401
Ispire Technology Inc (b)	34,564	84,336
Philip Morris International Inc	2,879,143	453,407,440
Turning Point Brands Inc	32,668	3,272,027
Universal Corp/VA	45,698	2,411,026
		642,549,230
TOTAL CONSUMER STAPLES		5,618,463,494

Energy - 2.9%
Energy Equipment & Services - 0.3%
Archrock Inc	326,904	8,022,224
Atlas Energy Solutions Inc	137,241	1,183,017
Baker Hughes Co Class A	1,821,571	91,442,864
Bristow Group Inc (b)	44,305	1,661,881
Cactus Inc Class A	128,774	5,526,980
Core Laboratories Inc	86,353	1,303,930
DMC Global Inc (b)	34,035	211,357
Drilling Tools International Corp (b)	13,384	32,122
Energy Services of America Corp	20,201	180,799
Expro Group Holdings NV (b)	193,041	2,692,922
Flowco Holdings Inc Class A	36,846	625,277
Forum Energy Technologies Inc (b)	20,965	658,301
Geospace Technologies Corp (b)(c)	22,919	301,843
Gulf Island Fabrication Inc (b)	23,386	277,826
Halliburton Co	1,573,695	41,262,283
Helix Energy Solutions Group Inc (b)	260,444	1,734,557
Helmerich & Payne Inc	184,804	5,156,032
Innovex International Inc (b)	71,109	1,565,820
KLX Energy Services Holdings Inc (b)	24,006	39,850
Kodiak Gas Services Inc	137,644	4,845,069
Liberty Energy Inc Class A	303,462	5,395,554
Mammoth Energy Services Inc (b)	41,270	75,937
MIND Technology Inc (b)(c)	15,022	143,085
Nabors Industries Ltd (b)(c)	30,162	1,504,179
Natural Gas Services Group Inc	20,510	635,195
NCS Multistage Holdings Inc (b)	1,763	63,574
Nine Energy Service Inc (b)(c)	50,536	23,372
Noble Corp PLC	233,701	7,155,925
NOV Inc	690,075	10,599,552
Oceaneering International Inc (b)	184,318	4,497,359
Oil States International Inc (b)	108,951	686,391
Patterson-UTI Energy Inc	646,106	3,753,876
ProFrac Holding Corp Class A (b)	39,604	140,198
ProPetro Holding Corp (b)	146,934	1,406,158
Ranger Energy Services Inc Class A	28,198	380,955
RPC Inc	153,280	815,450
SEACOR Marine Holdings Inc (b)(c)	43,986	313,180
Select Water Solutions Inc Class A	176,948	1,787,175
SLB Ltd	2,757,907	99,946,550
Smart Sand Inc	48,560	143,252
Solaris Energy Infrastructure Inc Class A	78,098	3,740,113
TETRA Technologies Inc (b)	241,753	1,878,421
Tidewater Inc (b)	85,362	4,611,255
Transocean Ltd (b)(c)	1,769,364	7,802,895
Valaris Ltd (b)(c)	121,652	6,862,389
Weatherford International PLC	134,160	10,035,168
		343,122,112
Oil, Gas & Consumable Fuels - 2.6%
Aemetis Inc (b)(c)	98,445	170,310
American Resources Corp (b)(c)	110,279	306,576
Amplify Energy Corp (b)	69,799	383,895
Antero Midstream Corp	618,979	11,147,812
Antero Resources Corp (b)	541,454	19,725,169
APA Corp	660,603	16,495,257
Barnwell Industries Inc (b)	2,008	2,550
Battalion Oil Corp (b)(c)	7,306	8,110
Berry Corp	147,705	500,720
California Resources Corp	133,324	6,370,221
Calumet Inc (b)(c)	121,426	2,343,522
Centrus Energy Corp Class A (b)(c)	32,287	8,372,019
Cheniere Energy Inc	406,410	84,720,229
Chevron Corp	3,558,317	537,768,448
Chord Energy Corp	106,206	9,968,495
Civitas Resources Inc	154,494	4,537,489
Clean Energy Fuels Corp (b)	326,299	711,332
Clean Energy Technologies Inc (b)(c)	2,581	4,672
CNX Resources Corp (b)	259,926	10,095,526
Comstock Inc (b)	85,322	305,453
Comstock Resources Inc (b)(c)	147,542	3,962,978
ConocoPhillips	2,310,409	204,910,174
Core Natural Resources Inc	95,381	7,630,480
Coterra Energy Inc	1,410,600	37,860,504
Crescent Energy Co Class A	352,958	3,328,394
CVR Energy Inc (b)	57,707	1,992,623
Delek US Holdings Inc	111,960	4,329,493
Devon Energy Corp	1,172,923	43,468,526
Diamondback Energy Inc	347,735	53,060,884
Dorian LPG Ltd	67,198	1,665,166
DT Midstream Inc	187,612	22,787,354
Empire Petroleum Corp (b)(c)	47,431	142,293
EOG Resources Inc	1,009,774	108,904,126
EON Resources Inc Class A (b)	24,499	10,410
Epsilon Energy Ltd	42,411	203,997
EQT Corp	1,153,971	70,230,675
Evolution Petroleum Corp	64,229	252,420
Excelerate Energy Inc Class A	44,865	1,259,809
Expand Energy Corp	440,369	53,694,192
Exxon Mobil Corp	7,883,226	913,823,558
FutureFuel Corp	50,184	165,607
Gevo Inc (b)(c)	423,278	905,815
Granite Ridge Resources Inc	105,889	545,328
Green Plains Inc (b)	121,727	1,257,440
Gulfport Energy Corp (b)	29,080	6,470,009
HF Sinclair Corp	293,603	15,534,535
HighPeak Energy Inc Class A (c)	45,565	305,741
Houston American Energy Corp (b)(c)	1,712	3,766
Infinity Natural Resources Inc Class A (b)	27,331	361,862
International Seaways Inc	74,161	3,928,308
Kinder Morgan Inc	3,615,328	98,770,761
Kinetik Holdings Inc Class A	81,315	2,820,004
Lightbridge Corp (b)(c)	47,134	766,399
Magnolia Oil & Gas Corp Class A	346,307	8,013,544
Marathon Petroleum Corp	562,092	108,894,083
Matador Resources Co	217,195	9,209,068
Mexco Energy Corp	470	4,301
Murphy Oil Corp	251,262	8,057,972
NACCO Industries Inc Class A	6,935	334,544
New Era Energy & Digital Inc (c)	22,909	116,607
New Fortress Energy Inc Class A (b)(c)	234,936	286,622
NextDecade Corp (b)(c)	257,374	1,572,555
NextNRG Inc (b)(c)	54,608	66,622
Northern Oil & Gas Inc	183,373	4,105,721
Occidental Petroleum Corp	1,326,565	55,715,730
ONEOK Inc	1,165,179	84,848,335
OPAL Fuels Inc Class A (b)(c)	43,392	104,575
Ovintiv Inc	473,579	19,397,796
Par Pacific Holdings Inc (b)	94,165	4,298,632
PBF Energy Inc Class A	152,539	5,259,545
Peabody Energy Corp	225,130	6,132,541
PEDEVCO Corp (b)	44,533	20,258
Permian Resources Corp Class A	1,294,323	18,754,740
Phillips 66	747,440	102,369,382
Prairie Operating Co (b)(c)	60,165	112,509
PrimeEnergy Resources Corp (b)(c)	1,052	193,158
Range Resources Corp	439,925	17,372,638
REX American Resources Corp (b)	53,734	1,772,685
Riley Exploration Permian Inc	16,572	453,907
Ring Energy Inc (b)	239,928	218,910
Sable Offshore Corp (b)(c)	144,732	632,479
SandRidge Energy Inc	61,229	865,778
SM Energy Co	210,641	4,012,711
Stabilis Solutions Inc (b)	7,706	35,602
Summit Midstream Corp Class A (b)	20,616	516,225
Talos Energy Inc (b)	239,361	2,743,077
Targa Resources Corp	397,782	69,735,162
Texas Pacific Land Corp	35,680	30,837,867
Trio Petroleum Corp (b)	1,649	1,389
Ur-Energy Inc (United States) (b)	651,856	853,931
Uranium Energy Corp (b)(c)	821,636	10,081,474
US Energy Corp (b)(c)	19,848	19,449
VAALCO Energy Inc	193,670	693,339
Valero Energy Corp	574,761	101,594,754
Venture Global Inc Class A	847,435	6,321,865
Verde Clean Fuels Inc Class A (b)	7,899	20,695
Viper Energy Inc Class A	312,756	11,424,977
Vital Energy Inc (b)(c)	51,550	924,292
Vitesse Energy Inc	52,339	1,107,493
Vivakor Inc (b)(c)	25,244	3,095
W&T Offshore Inc (c)	198,542	351,419
Williams Cos Inc/The	2,258,455	137,607,663
World Kinect Corp	104,545	2,423,353
XCF Global Inc Class A	75,334	55,747
		3,219,842,252
TOTAL ENERGY		3,562,964,364

Financials - 13.4%
Banks - 3.8%
1st Source Corp	30,926	1,931,019
ACNB Corp	19,575	947,430
Affinity Bancshares Inc	10,328	199,537
Amalgamated Financial Corp	38,628	1,133,732
Amerant Bancorp Inc Class A	77,666	1,460,897
Ameris Bancorp	117,423	8,895,966
AmeriServ Financial Inc	10,531	32,751
Ames National Corp	16,788	366,314
Arrow Financial Corp	27,275	822,341
Associated Banc-Corp	298,736	7,853,769
Atlantic Union Bankshares Corp	266,538	9,016,981
Auburn National BanCorp Inc	4,760	114,811
Avidbank Holdings Inc (b)	13,903	363,563
Avidia Bancorp Inc	35,545	562,677
Axos Financial Inc (b)	104,387	8,578,524
Banc of California Inc	243,629	4,492,519
BancFirst Corp	39,861	4,418,193
Bancorp Inc/The (b)	85,892	5,503,100
Bank First Corp	16,377	2,042,703
Bank of America Corp	12,598,646	675,917,358
Bank of Hawaii Corp	73,380	4,809,325
Bank of Marin Bancorp	26,681	721,854
Bank of the James Financial Group Inc	7,508	128,011
Bank OZK	197,362	9,082,599
Bank7 Corp	7,418	307,328
BankFinancial Corp	19,632	230,872
BankUnited Inc	136,923	5,916,443
Bankwell Financial Group Inc	11,932	547,679
Banner Corp	63,001	3,957,093
Bar Harbor Bankshares	28,528	851,276
BayCom Corp	19,146	558,680
Bayfirst Financial Corp	7,106	56,351
BCB Bancorp Inc	26,938	215,235
Beacon Financial Corp	155,236	3,972,489
Blue Foundry Bancorp (b)	35,450	402,712
Blue Ridge Bankshares Inc	78,816	341,273
Bogota Financial Corp (b)	8,052	67,637
BOK Financial Corp	41,683	4,694,339
Bridgewater Bancshares Inc (b)	34,607	599,047
Broadway Financial Corp/DE (b)	11,078	69,348
Burke & Herbert Financial Services Corp	24,439	1,594,400
Business First Bancshares Inc	51,570	1,341,851
BV Financial Inc (b)	18,505	339,382
Byline Bancorp Inc	64,674	1,805,698
C&F Financial Corp	5,640	391,698
Cadence Bank	345,803	13,776,792
California BanCorp (b)	43,116	836,882
Camden National Corp	31,524	1,274,831
Capital Bancorp Inc	22,119	614,908
Capital City Bank Group Inc	25,256	1,058,732
Capitol Federal Financial Inc	226,860	1,499,545
Carter Bankshares Inc (b)	42,814	786,493
Carver Bancorp Inc (b)	1,876	3,020
Catalyst Bancorp Inc (b)	7,094	106,410
Cathay General Bancorp	129,773	6,286,204
CB Financial Services Inc	8,612	305,295
Central Pacific Financial Corp	50,793	1,510,584
Central Plains Bancshares Inc (b)	7,455	119,653
CF Bankshares Inc Class A	7,123	170,311
Chain Bridge Bancorp Inc Class A (b)	4,968	157,635
Chemung Financial Corp	6,745	355,259
ChoiceOne Financial Services Inc	29,799	907,082
Citigroup Inc	3,403,913	352,645,387
Citizens & Northern Corp	29,214	588,954
Citizens Community Bancorp Inc/WI	16,622	286,730
Citizens Financial Group Inc	795,128	43,016,425
Citizens Financial Services Inc	8,067	450,865
City Holding Co	27,061	3,282,770
Civista Bancshares Inc	32,184	731,864
CNB Financial Corp/PA	52,413	1,358,545
Coastal Financial Corp/WA Class A (b)	23,408	2,606,481
CoastalSouth Bancshares Inc (b)	14,848	333,041
Colony Bankcorp Inc	28,872	495,155
Columbia Banking System Inc	551,025	15,274,413
Columbia Financial Inc (b)	48,394	766,077
Comerica Inc	238,184	19,145,230
Commerce Bancshares Inc/MO	228,284	12,306,790
Community Financial System Inc	96,330	5,467,691
Community Trust Bancorp Inc	28,465	1,579,808
Community West Bancshares	32,791	742,716
Connectone Bancorp Inc	86,749	2,192,147
Cullen/Frost Bankers Inc	118,918	14,712,535
Customers Bancorp Inc (b)	53,309	3,672,990
CVB Financial Corp	239,917	4,721,567
Dime Community Bancshares Inc	72,287	2,049,336
Eagle Bancorp Inc	56,342	1,068,808
Eagle Bancorp Montana Inc	14,693	243,904
Eagle Financial Services Inc	8,251	309,990
East West Bancorp Inc	254,942	27,202,311
Eastern Bankshares Inc	363,056	6,836,344
ECB Bancorp Inc/MD (b)	14,137	245,984
Enterprise Financial Services Corp	67,995	3,713,207
Equity Bancshares Inc Class A	28,122	1,224,432
Esquire Financial Holdings Inc	12,343	1,259,727
Farmers & Merchants Bancorp Inc/Archbold OH	22,459	550,246
Farmers National Banc Corp	70,794	962,090
FB Bancorp Inc (b)	36,750	464,888
FB Financial Corp	79,678	4,450,813
Fidelity D&D Bancorp Inc	8,554	374,494
Fifth District Bancorp Inc (b)	8,832	120,557
Fifth Third Bancorp	1,223,192	53,159,924
Financial Institutions Inc	36,485	1,116,441
Finward Bancorp	6,466	245,740
Finwise Bancorp (b)	15,888	286,778
First Bancorp Inc/The	17,409	445,496
First Bancorp/Southern Pines NC	75,877	3,870,486
First Bank/Hamilton NJ	36,918	580,166
First Busey Corp	169,015	3,978,613
First Business Financial Services Inc	13,723	716,615
First Capital Inc	5,981	298,990
First Citizens BancShares Inc/NC Class A	19,396	36,423,554
First Commonwealth Financial Corp	187,043	3,039,449
First Community Bankshares Inc	29,355	981,044
First Community Corp/SC	15,115	438,637
First Financial Bancorp	174,216	4,334,494
First Financial Bankshares Inc	240,901	7,525,747
First Financial Corp	19,871	1,159,870
First Foundation Inc (b)	142,093	755,935
First Guaranty Bancshares Inc	11,502	55,095
First Hawaiian Inc	231,693	5,773,790
First Horizon Corp	939,688	20,992,630
First Internet Bancorp	14,386	274,053
First Interstate BancSystem Inc Class A	174,589	5,733,503
First Merchants Corp	106,420	3,920,513
First Mid Bancshares Inc	37,624	1,431,969
First National Corp/VA	15,305	374,973
First Northwest Bancorp	14,304	141,037
First Savings Financial Group Inc	9,881	307,892
First Seacoast Bancorp Inc (b)	7,623	91,552
First United Corp	11,270	430,289
First US Bancshares Inc	9,589	129,452
First Western Financial Inc (b)	12,849	312,873
Firstsun Capital Bancorp (b)	20,398	681,905
Five Star Bancorp	29,908	1,031,527
Flagstar Financial Inc	559,406	6,847,129
Flushing Financial Corp	63,570	1,043,184
FNB Corp/PA	669,030	11,132,659
Franklin Financial Services Corp	8,122	434,608
FS Bancorp Inc	13,188	540,049
Fulton Financial Corp	332,128	6,028,123
FVCBankcorp Inc	26,315	334,464
GBank Financial Holdings Inc (b)(c)	17,769	601,658
German American Bancorp Inc	68,742	2,729,057
Glacier Bancorp Inc	238,761	10,099,590
Glen Burnie Bancorp (b)	5,944	25,440
Great Southern Bancorp Inc	16,184	973,629
Greene County Bancorp Inc	12,706	289,697
Hancock Whitney Corp	156,663	9,492,211
Hanmi Financial Corp	55,980	1,546,168
Hanover Bancorp Inc	8,140	185,185
Hawthorn Bancshares Inc	11,701	397,834
HBT Financial Inc	22,908	554,374
Heritage Commerce Corp	116,219	1,265,625
Heritage Financial Corp Wash	63,813	1,527,683
Hilltop Holdings Inc	84,310	2,893,519
Hingham Institution For Savings The	3,437	1,006,732
Home Bancorp Inc	12,913	716,284
Home BancShares Inc/AR	336,918	9,453,919
Home Federal Bancorp Inc of Louisiana	1,368	21,888
HomeTrust Bancshares Inc	25,500	1,045,755
Hope Bancorp Inc	230,352	2,446,338
Horizon Bancorp Inc/IN	81,560	1,397,938
Huntington Bancshares Inc/OH	2,906,328	47,373,146
IF Bancorp Inc	4,279	111,554
Independent Bank Corp	91,147	6,567,141
Independent Bank Corp/MI	39,300	1,283,145
International Bancshares Corp	101,076	6,719,532
Investar Holding Corp	15,835	392,708
Isabella Bank Corp	15,936	669,312
John Marshall Bancorp Inc	21,866	437,320
JPMorgan Chase & Co	5,084,426	1,591,832,093
Kearny Financial Corp/MD	107,827	740,771
KeyCorp	1,727,129	31,744,631
Lake Shore Bancorp Inc/MD	5,546	79,696
Lakeland Financial Corp	47,290	2,755,115
Landmark Bancorp Inc/Manhattan KS	7,621	221,314
LCNB Corp	24,308	385,768
LINKBANCORP Inc	50,491	384,741
Live Oak Bancshares Inc	62,367	1,990,755
M&T Bank Corp	288,705	54,917,465
Magyar Bancorp Inc	10,824	181,302
MainStreet Bancshares Inc	11,687	227,780
Mechanics Bancorp Class A (b)	31,854	495,011
Mercantile Bank Corp	29,901	1,374,848
Meridian Corp	17,494	279,554
Metrocity Bankshares Inc	32,714	871,828
Metropolitan Bank Holding Corp	17,816	1,329,252
Mid Penn Bancorp Inc	39,426	1,150,845
Middlefield Banc Corp	12,670	440,916
Midland States Bancorp Inc	41,457	674,091
MidWestOne Financial Group Inc	36,054	1,426,657
MVB Financial Corp	21,636	585,470
National Bank Holdings Corp Class A	69,837	2,598,635
National Bankshares Inc VA	12,373	365,375
NB Bancorp Inc	78,474	1,537,306
Nbt Bancorp Inc	95,866	3,974,604
Nicolet Bankshares Inc	24,689	3,110,320
Northeast Bank	12,943	1,150,374
Northeast Community Bancorp Inc	25,034	529,719
Northfield Bancorp Inc	69,313	745,115
Northpointe Bancshares Inc	18,533	323,216
Northrim BanCorp Inc	41,672	1,023,464
Northwest Bancshares Inc	267,253	3,196,346
Norwood Financial Corp	16,066	460,452
NSTS Bancorp Inc (b)	7,574	84,829
Oak Valley Bancorp	12,213	343,185
OceanFirst Financial Corp	106,896	2,014,990
Ohio Valley Banc Corp	7,072	274,252
Old National Bancorp/IN	647,633	14,073,065
Old Second Bancorp Inc	103,782	1,956,291
OP Bancorp	20,783	279,531
OptimumBank Holdings Inc (b)	20,857	86,557
Orange County Bancorp Inc	16,174	438,477
Origin Bancorp Inc	53,779	1,957,018
Orrstown Financial Services Inc	36,730	1,313,465
Park National Corp	26,454	4,062,012
Parke Bancorp Inc	18,985	434,567
Pathfinder Bancorp Inc	4,793	67,102
Pathward Financial Inc	43,722	3,143,612
Patriot National Bancorp Inc (b)	105,797	151,290
PB Bankshares Inc (b)	2,963	63,705
PCB Bancorp	21,143	459,226
Peapack-Gladstone Financial Corp	28,908	780,516
Peoples Bancorp Inc/OH	64,601	1,914,128
Peoples Bancorp of North Carolina Inc	9,600	314,400
Peoples Financial Services Corp	17,818	869,340
Pinnacle Financial Partners Inc	141,558	12,978,037
Pioneer Bancorp Inc/NY (b)	17,852	237,432
Plumas Bancorp	10,464	454,242
PNC Financial Services Group Inc/The	728,615	138,961,453
Ponce Financial Group Inc (b)	42,326	674,676
Preferred Bank/Los Angeles CA	22,657	2,139,047
Primis Financial Corp	38,381	431,019
Princeton Bancorp Inc	9,835	338,226
Prosperity Bancshares Inc	175,939	12,088,769
Provident Financial Holdings Inc	11,029	169,075
Provident Financial Services Inc	238,938	4,582,831
QCR Holdings Inc	30,682	2,504,572
RBB Bancorp	24,924	493,744
Red River Bancshares Inc	8,311	582,186
Regions Financial Corp	1,648,126	41,944,807
Renasant Corp	178,318	6,319,590
Republic Bancorp Inc/KY Class A	17,011	1,173,929
Rhinebeck Bancorp Inc (b)	3,517	38,300
Richmond Mutual BanCorp Inc	20,018	275,648
Riverview Bancorp Inc	35,663	187,944
S&T Bancorp Inc	70,401	2,779,431
SB Financial Group Inc	12,792	273,685
Seacoast Banking Corp of Florida	164,600	5,194,776
ServisFirst Bancshares Inc	93,232	6,631,592
Shore Bancshares Inc	58,070	1,014,483
Sierra Bancorp	23,297	723,605
Simmons First National Corp Class A	262,340	4,866,407
SmartFinancial Inc	26,343	955,197
Sound Financial Bancorp Inc	4,037	178,879
South Plains Financial Inc	21,794	823,595
Southern Financial Capital Trust III (b)	14,226	722,112
Southern Missouri Bancorp Inc	17,311	974,436
Southside Bancshares Inc	53,412	1,566,574
SOUTHSTATE BANK CORP	187,556	16,788,138
SR Bancorp Inc	16,111	247,948
Stellar Bancorp Inc	87,286	2,759,110
Sterling Bancorp Inc/MI (b)(d)	35,279	0
Stock Yards Bancorp Inc	49,650	3,285,341
Summit State Bank (b)	8,615	93,387
Synovus Financial Corp	257,881	12,429,864
Texas Capital Bancshares Inc (b)	83,750	7,551,738
Texas Community Bancshares Inc	641	10,237
TFS Financial Corp	105,015	1,496,464
Third Coast Bancshares Inc (b)	23,886	910,295
Timberland Bancorp Inc/WA	12,732	435,434
Tompkins Financial Corp	23,195	1,603,006
Towne Bank/Portsmouth VA	135,691	4,552,433
TriCo Bancshares	60,430	2,906,683
Triumph Financial Inc (b)	40,647	2,219,733
Truist Financial Corp	2,383,222	110,819,823
TrustCo Bank Corp NY	35,680	1,503,198
Trustmark Corp	111,180	4,324,902
UMB Financial Corp	132,132	14,677,223
Union Bankshares Inc/Morrisville VT	6,798	157,238
United Bancorp Inc/OH	8,794	117,752
United Bankshares Inc/WV	262,203	9,764,440
United Community Bank/SC	228,164	6,972,692
United Security Bancshares/Fresno CA	25,559	252,779
Unity Bancorp Inc	11,573	578,997
Univest Financial Corp	53,490	1,700,982
US Bancorp	2,879,017	141,215,784
USCB Financial Holdings Inc	18,937	336,889
Valley National Bancorp	894,654	10,127,483
Virginia National Bankshares Corp	8,705	353,423
WaFd Inc	149,429	4,730,922
Washington Trust Bancorp Inc	36,835	1,046,114
Webster Financial Corp	307,579	18,331,708
Wells Fargo & Co	5,923,503	508,532,733
WesBanco Inc	175,100	5,650,477
West BanCorp Inc	28,610	635,714
Westamerica BanCorp	49,252	2,363,111
Western Alliance Bancorp	191,245	15,592,205
Western New England Bancorp Inc	34,619	423,737
Wintrust Financial Corp	123,962	16,613,387
WSFS Financial Corp	105,024	5,861,389
Zions Bancorp NA	271,727	14,464,028
		4,600,413,010
Capital Markets - 3.3%
Acadian Asset Management Inc	48,213	2,161,871
Aether Holdings Inc	2,208	13,027
Affiliated Managers Group Inc	52,464	14,103,897
ALT5 Sigma Corp (b)	233,323	436,314
AlTi Global Inc Class A (b)(c)	123,517	499,009
Ameriprise Financial Inc	174,259	79,416,797
Ares Management Corp Class A	379,222	59,480,971
Artisan Partners Asset Management Inc Class A	130,714	5,422,017
AtlasClear Holdings Inc (b)(c)	11,315	3,506
B Riley Financial Inc (b)(c)	29,125	126,403
Bakkt Intermediate Holdings Inc Class A (b)	22,348	352,428
Bank of New York Mellon Corp/The	1,302,988	146,064,955
Beneficient Class A (b)(c)	1,705	1,016
BGC Group Inc Class A	676,141	5,882,427
Binah Capital Group Inc (b)(c)	3,616	10,125
Blackrock Inc	266,326	278,923,220
Blackstone Inc	1,363,514	199,645,720
Blue Owl Capital Inc Class A	1,144,039	17,160,585
Carlyle Group Inc/The	480,370	26,194,576
Cboe Global Markets Inc	193,578	49,976,032
CGrowth Capital Inc (b)(c)	57,507	172
Charles Schwab Corp/The	3,154,816	292,546,088
CME Group Inc Class A	666,420	187,570,573
Cohen & Co Inc	486	7,463
Cohen & Steers Inc	50,373	3,186,092
Coinbase Global Inc Class A (b)	418,441	114,159,074
Diamond Hill Investment Group Inc	5,363	632,834
DigitalBridge Group Inc Class A	303,079	2,942,897
Dominari Holdings Inc (c)	12,013	56,401
Donnelley Financial Solutions Inc (b)	49,777	2,442,060
Evercore Inc Class A	71,244	22,803,067
FactSet Research Systems Inc	69,990	19,406,127
Federated Hermes Inc Class B	135,235	6,784,740
Fold Holdings Inc Class A (b)(c)	24,546	79,775
Forge Global Holdings Inc Class A (b)	16,355	725,508
Franklin Resources Inc	566,255	12,791,700
Galaxy Digital Inc Class A (c)	318,374	8,465,565
GCM Grosvenor Inc Class A	95,697	1,050,753
Goldman Sachs Group Inc/The	559,725	462,355,239
Great Elm Group Inc (b)	40,747	105,127
Hamilton Lane Inc Class A	74,869	9,278,890
Hennessy Advisors Inc	8,593	87,391
Heritage Global Inc (b)	65,633	88,605
Houlihan Lokey Inc Class A	100,324	17,596,830
Innventure Inc (b)(c)	53,426	307,200
Interactive Brokers Group Inc Class A	823,613	53,551,317
Intercontinental Exchange Inc	1,058,184	166,452,343
Invesco Ltd	823,063	20,123,890
Janus Henderson Group PLC	231,137	10,102,998
Jefferies Financial Group Inc	306,422	17,637,650
KKR & Co Inc Class A	1,269,242	155,240,989
Lazard Inc	208,981	10,553,541
LPL Financial Holdings Inc	148,088	52,725,252
MarketAxess Holdings Inc	69,332	11,362,821
MarketWise Inc Class A	2,842	46,211
Miami International Holdings Inc (c)	28,096	1,281,459
Moelis & Co Class A	137,470	8,821,450
Moody's Corp	285,207	139,973,891
Morgan Stanley	2,242,598	380,479,177
Morningstar Inc	45,150	9,700,929
MSCI Inc	143,109	80,673,405
Nasdaq Inc	837,665	76,160,502
Netcapital Inc (b)	4,646	4,320
Northern Trust Corp	354,196	46,520,103
Open Lending Corp (b)	194,908	372,274
Oppenheimer Holdings Inc Class A	10,956	745,337
P10 Inc Class A	122,115	1,145,439
Perella Weinberg Partners Class A	112,930	2,062,102
Piper Sandler Cos	30,737	10,324,558
PJT Partners Inc Class A	44,951	7,552,218
Raymond James Financial Inc	328,322	51,395,526
Robinhood Markets Inc Class A (b)	1,431,796	183,971,468
S&P Global Inc	577,818	288,232,953
SEI Investments Co	173,177	14,003,092
Siebert Financial Corp (b)	38,204	122,635
Silvercrest Asset Management Group Inc Class A	18,438	254,444
State Street Corp	524,429	62,417,540
StepStone Group Inc Class A	136,451	8,618,245
Stifel Financial Corp	188,376	22,981,872
StoneX Group Inc (b)	85,282	7,727,402
Strive Inc Class A (b)(c)	23,926	26,797
T Rowe Price Group Inc	407,108	41,679,717
TPG Inc Class A	229,681	13,569,553
Tradeweb Markets Inc Class A	215,529	23,462,487
US Global Investors Inc Class A	31,943	77,621
Value Line Inc	1,287	47,761
Victory Capital Holdings Inc Class A	91,840	5,775,818
Virtu Financial Inc Class A	147,879	5,288,153
Virtus Invt Partners Inc	12,281	1,959,925
Westwood Holdings Group Inc	12,143	205,702
WisdomTree Inc	214,437	2,367,384
		4,049,145,338
Consumer Finance - 0.7%
Ally Financial Inc	519,285	21,446,471
American Express Co	1,003,683	366,615,289
Atlanticus Holdings Corp (b)	9,480	558,846
Bread Financial Holdings Inc	86,272	5,843,203
Capital One Financial Corp	1,182,614	259,075,249
Consumer Portfolio Services Inc (b)	15,763	130,360
Credit Acceptance Corp (b)(c)	11,504	5,314,503
Dave Inc Class A (b)	20,334	4,438,099
DeFi Development Corp (b)(c)	28,422	216,007
Encore Capital Group Inc (b)	44,156	2,291,255
Enova International Inc (b)	46,584	6,106,697
EZCORP Inc Class A (b)	103,417	1,993,880
FirstCash Holdings Inc	71,800	11,373,838
Green Dot Corp Class A (b)	99,712	1,253,380
Jefferson Capital Inc	17,538	367,772
Katapult Holdings Inc Class A (b)	8,286	51,372
LendingClub Corp (b)	208,740	3,778,194
Lendingtree Inc (b)	20,300	1,157,709
Medallion Financial Corp	31,632	314,422
Navient Corp	136,956	1,698,254
Nelnet Inc Class A	25,308	3,270,806
NerdWallet Inc Class A (b)	66,388	996,484
Old Market Capital Corp (b)	13,773	71,757
OneMain Holdings Inc	219,873	13,638,722
Oportun Financial Corp (b)	67,674	349,875
OppFi Inc Class A	50,285	497,822
PRA Group Inc (b)	72,707	1,177,853
PROG Holdings Inc	75,813	2,181,898
Regional Management Corp	17,291	657,750
SLM Corp	386,542	11,325,681
SoFi Technologies Inc Class A (b)	2,214,736	65,821,954
Synchrony Financial	688,778	53,283,866
Upstart Holdings Inc (b)(c)	156,523	7,037,274
Vroom Inc	1,721	35,555
World Acceptance Corp (b)	5,846	904,142
		855,276,239
Financial Services - 3.6%
Acacia Research Corp (b)	67,064	250,819
Affirm Holdings Inc Class A (b)	521,201	36,979,211
Alerus Financial Corp	44,002	947,803
Apollo Global Management Inc	850,453	112,132,228
Beeline Holdings Inc (b)(c)	26,690	54,715
Berkshire Hathaway Inc Class B (b)	3,390,558	1,742,102,606
Better Home & Finance Holding Co Class A (b)(c)	13,189	638,611
Block Inc Class A (b)	1,017,649	67,978,953
Cannae Holdings Inc	104,426	1,681,259
Cantaloupe Inc (b)	108,873	1,161,675
Cass Information Systems Inc	22,923	962,766
Chime Financial Inc Class A (b)(c)	67,921	1,435,171
Corebridge Financial Inc	494,452	14,843,449
Corpay Inc (b)	130,961	38,738,264
Enact Holdings Inc	51,927	2,010,094
Equitable Holdings Inc	555,265	25,925,323
Essent Group Ltd	180,364	11,319,645
Euronet Worldwide Inc (b)	74,578	5,525,484
Federal Agricultural Mortgage Corp Class A	333	44,369
Federal Agricultural Mortgage Corp Class C	18,295	3,142,349
Fidelity National Information Services Inc	967,314	63,620,242
Finance of America Cos Inc Class A (b)	11,429	273,839
Fiserv Inc (b)	1,003,746	61,700,267
Flywire Corp (b)	203,358	2,844,978
Global Payments Inc	447,696	33,917,449
HA Sustainable Infrastructure Capital Inc	227,163	7,805,321
Halo Spin-Out SPV Inc Class A (d)	408	0
International Money Express Inc (b)	54,890	836,524
Jack Henry & Associates Inc	134,351	23,441,562
Jackson Financial Inc	128,690	12,612,907
loanDepot Inc Class A (b)	169,382	479,351
Marqeta Inc Class A (b)	717,651	3,437,548
Mastercard Inc Class A	1,526,256	840,249,716
Merchants Bancorp/IN	50,371	1,646,628
MGIC Investment Corp	425,603	12,065,845
NCR Atleos Corp (b)	138,187	5,122,592
NewtekOne Inc	47,815	510,664
NMI Holdings Inc (b)	143,509	5,474,868
Onity Group Inc (b)	11,445	509,875
Paymentus Holdings Inc Class A (b)	77,374	2,686,425
Payoneer Global Inc (b)	551,510	3,187,728
PayPal Holdings Inc	1,767,489	110,803,885
Paysign Inc (b)	59,983	312,511
PennyMac Financial Services Inc	54,024	7,270,010
Priority Technology Holdings Inc (b)	45,271	264,835
Radian Group Inc	248,282	8,826,425
Remitly Global Inc (b)	315,081	4,267,772
Repay Holdings Corp Class A (b)	140,043	464,943
Rocket Cos Inc Class A	1,776,134	35,487,157
Ryvyl Inc (b)(c)	8,715	3,225
Security National Financial Corp Class A	21,924	189,423
Sezzle Inc (b)(c)	31,540	1,947,595
SHF Holdings Inc Class A (b)	645	954
Shift4 Payments Inc Class A (b)(c)	124,767	9,205,309
Sui Group Holdings Ltd (b)	55,731	111,462
SWK Holdings Corp	6,159	104,580
Toast Inc Class A (b)	860,272	29,412,700
Usio Inc (b)	20,039	28,656
UWM Holdings Corp Class A	398,155	2,329,207
Velocity Financial Inc (b)	20,248	391,394
Visa Inc Class A	3,141,108	1,050,512,160
Voya Financial Inc	178,617	12,556,775
Walker & Dunlop Inc	64,493	4,168,828
Waterstone Financial Inc	34,341	537,780
Western Union Co/The (c)	600,460	5,278,043
WEX Inc (b)	63,496	9,420,267
XBP Global Holdings Inc Class A (b)	239,903	166,901
		4,444,361,920
Insurance - 1.9%
Abacus Global Management Inc Class A (b)(c)	54,982	364,531
AFLAC Inc	889,725	98,145,565
Allstate Corp/The	487,486	103,824,768
American Coastal Insurance Corp	46,264	552,855
American Financial Group Inc/OH	128,009	17,629,399
American Integrity Insurance Group Inc	14,507	306,678
American International Group Inc	1,024,031	77,990,201
Amerisafe Inc	36,067	1,471,534
Aon PLC	398,787	141,138,695
Arch Capital Group Ltd (b)	688,073	64,623,816
Arthur J Gallagher & Co	474,416	117,474,890
Assurant Inc	93,305	21,288,469
Assured Guaranty Ltd	82,180	7,440,577
Ategrity Specialty Holdings LLC	14,910	283,737
Axis Capital Holdings Ltd	144,106	14,733,397
Baldwin Insurance Group Inc/The Class A (b)(c)	132,201	3,769,051
Bowhead Specialty Holdings Inc (b)	36,132	1,006,276
Brighthouse Financial Inc (b)	105,650	6,925,358
Brown & Brown Inc	541,089	43,519,788
Chubb Ltd	685,061	202,901,367
Cincinnati Financial Corp	288,908	48,418,092
Citizens Inc/TX Class A (b)(c)	81,619	486,449
CNA Financial Corp	40,302	1,884,119
CNO Financial Group Inc	180,893	7,403,950
Crawford & Co Class A	26,570	297,053
Crawford & Co Class B	15,656	162,039
Donegal Group Inc Class A	32,014	644,442
eHealth Inc (b)	55,324	225,722
Employers Holdings Inc	46,184	1,840,432
Erie Indemnity Co Class A	46,940	13,870,301
Everest Group Ltd	77,460	24,344,903
F&G Annuities & Life Inc	40,171	1,297,925
FG Nexus Inc (b)(c)	1,720	5,470
FG Nexus Inc rights (b)(d)	1,720	9,322
Fidelity National Financial Inc	472,861	28,102,129
First American Financial Corp	187,405	12,323,753
Genworth Financial Inc Class A (b)	763,234	6,624,871
Globe Life Inc	149,966	20,204,919
GoHealth Inc Class A (b)	8,682	26,046
Goosehead Insurance Inc Class A	46,442	3,322,925
Greenlight Capital Re Ltd Class A (b)	46,401	612,957
Hagerty Inc Class A (b)	75,259	1,005,460
Hanover Insurance Group Inc/The	66,304	12,302,707
Hartford Insurance Group Inc/The	519,592	71,199,692
HCI Group Inc	20,145	3,580,774
Health In Tech Inc Class A (b)(c)	18,720	28,454
Heritage Insurance Holdings Inc (b)	40,207	1,168,013
Hippo Holdings Inc (b)	37,318	1,223,284
Horace Mann Educators Corp	75,304	3,447,417
Investors Title Co	2,825	787,921
James River Group Holdings Inc	83,371	491,055
Kemper Corp	114,761	4,673,068
Kingstone Cos Inc	19,682	299,560
Kinsale Capital Group Inc	40,937	15,756,651
Lemonade Inc (b)(c)	116,567	9,106,214
Lincoln National Corp	311,203	12,802,891
Loews Corp	312,711	33,732,136
Markel Group Inc (b)	23,357	48,592,837
Marsh & McLennan Cos Inc	909,146	166,782,834
MBIA Inc (b)	80,060	604,453
Mercury General Corp	49,206	4,582,063
MetLife Inc	1,032,753	79,067,570
NI Holdings Inc (b)	12,970	176,133
Octave Specialty Group Inc (b)	88,388	794,608
Old Republic International Corp	422,039	19,455,998
Oscar Health Inc Class A (b)(c)	386,099	6,938,199
Palomar Hldgs Inc (b)	49,295	6,122,932
Primerica Inc	59,920	15,418,614
Principal Financial Group Inc	374,944	31,802,750
ProAssurance Corp (b)	94,274	2,270,118
Progressive Corp/The	1,084,444	248,109,943
Prudential Financial Inc	651,191	70,491,426
Reinsurance Group of America Inc	122,334	23,227,557
Reliance Global Group Inc (c)	2,613	1,713
RLI Corp	171,190	10,555,575
Root Inc/OH Class A (b)(c)	25,406	2,055,091
Ryan Specialty Holdings Inc Class A	208,656	12,116,654
Safety Insurance Group Inc	27,687	2,104,766
Selective Insurance Group Inc	112,495	8,837,607
Selectquote Inc (b)	262,080	380,016
Skyward Specialty Insurance Group Inc (b)	71,538	3,502,500
Slide Insurance Holdings Inc (b)	44,781	756,351
Stewart Information Services Corp	51,156	3,920,084
Tiptree Inc Class A	40,511	760,797
Travelers Companies Inc/The	416,367	121,937,240
Trupanion Inc (b)	62,029	2,189,003
TWFG Inc Class A (b)	24,150	686,102
United Fire Group Inc	39,342	1,437,950
Universal Insurance Holdings Inc	48,573	1,609,223
Unum Group	290,563	22,074,071
W R Berkley Corp	553,023	42,964,357
White Mountains Insurance Group Ltd	4,682	9,477,539
Willis Towers Watson PLC	180,372	57,899,412
		2,298,808,154
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	10,379	220,139
Adamas Trust Inc	166,530	1,268,959
AG Mortgage Investment Trust Inc	53,716	439,397
AGNC Investment Corp	1,939,492	20,345,271
Angel Oak Mortgage REIT Inc	27,616	243,021
Annaly Capital Management Inc	1,188,232	27,091,690
Apollo Commercial Real Estate Finance Inc	234,388	2,374,350
Arbor Realty Trust Inc (c)	356,622	3,177,502
Ares Commercial Real Estate Corp	100,947	535,019
ARMOUR Residential REIT Inc	213,122	3,733,897
Blackstone Mortgage Trust Inc Class A	294,453	5,733,000
Brightspire Capital Inc Class A	238,541	1,338,215
Cherry Hill Mortgage Investment Corp	71,737	178,625
Chimera Investment Corp	153,934	1,968,816
Claros Mortgage Trust Inc (b)	227,855	758,757
Dynex Capital Inc	250,941	3,515,683
Ellington Financial Inc	176,273	2,414,940
Franklin BSP Realty Trust Inc	151,214	1,575,650
Granite Point Mortgage Trust Inc	90,427	254,100
Invesco Mortgage Capital Inc (c)	123,255	1,010,691
Kkr Real Estate Finance Trust Inc	104,101	883,817
Ladder Capital Corp Class A	207,345	2,291,162
Lument Finance Trust Inc	77,668	126,599
Manhattan Bridge Capital Inc	17,917	83,851
MFA Financial Inc	188,446	1,812,851
Nexpoint Real Estate Finance Inc	16,808	243,380
Orchid Island Capital Inc	237,739	1,718,853
Pennymac Mortgage Investment Trust	159,749	2,051,177
Ready Capital Corp (c)	315,698	798,716
Redwood Trust Inc	247,332	1,362,799
Rithm Capital Corp	978,142	11,238,852
Rithm Property Trust Inc	84,141	225,498
Sachem Capital Corp	94,175	97,000
Seven Hills Realty Trust	40,950	358,722
Seven Hills Realty Trust rights 12/4/2025 (b)	24,628	690
Starwood Property Trust Inc	641,268	11,760,855
Sunrise Realty Trust Inc	12,836	129,002
TPG RE Finance Trust Inc	157,554	1,432,166
Two Harbors Investment Corp	192,142	1,948,320
		116,742,032
TOTAL FINANCIALS		16,364,746,693

Health Care - 10.2%
Biotechnology - 2.3%
4D Molecular Therapeutics Inc (b)	64,049	746,811
AbbVie Inc	3,266,213	743,716,700
Abeona Therapeutics Inc (b)(c)	98,619	499,998
Absci Corp (b)(c)	234,011	741,815
ABVC BioPharma Inc (b)	31,053	83,533
ACADIA Pharmaceuticals Inc (b)	229,021	5,734,686
Aceragen Inc (b)(c)(d)	5,354	0
Achieve Life Sciences Inc (b)(c)	92,723	451,561
Acrivon Therapeutics Inc (b)	24,809	58,549
Actinium Pharmaceuticals Inc (b)	52,287	72,156
Actuate Therapeutics Inc (b)	5,444	41,538
Acumen Pharmaceuticals Inc (b)	59,602	112,052
Acurx Pharmaceuticals Inc (b)	1,001	3,884
Adicet Bio Inc (b)	107,836	69,899
ADMA Biologics Inc (b)	441,951	8,476,620
Adverum Biotechnologies Inc (b)(c)	29,224	120,403
AEON Biopharma Inc Class A (b)	3,072	2,602
Aevi Genomic Medicine Inc rights (b)(d)	29,385	0
Agenus Inc (b)(c)	54,096	246,678
Agios Pharmaceuticals Inc (b)	106,231	3,101,945
Akebia Therapeutics Inc (b)	466,701	737,388
Akero Therapeutics Inc (b)	137,833	7,492,602
Alaunos Therapeutics Inc (b)	2,376	7,936
Aldeyra Therapeutics Inc (b)	80,783	442,691
Alector Inc (b)	146,029	194,219
Aligos Therapeutics Inc Class A (b)(c)	7,553	72,358
Alkermes PLC (b)	303,474	8,976,761
Allarity Therapeutics Inc (b)	22,166	29,481
Allogene Therapeutics Inc (b)(c)	284,997	416,096
Alnylam Pharmaceuticals Inc (b)	242,245	109,308,211
Altimmune Inc (b)(c)	151,316	795,922
ALX Oncology Holdings Inc (b)	52,206	71,522
Alzamend Neuro Inc (b)	77	170
Amgen Inc	995,401	343,871,229
Amicus Therapeutics Inc (b)	587,318	5,832,068
AnaptysBio Inc (b)(c)	36,104	1,503,732
Anavex Life Sciences Corp (b)(c)	156,296	598,614
Anika Therapeutics Inc (b)	26,302	259,864
Anixa Biosciences Inc (b)	52,694	241,865
Annexon Inc (b)	196,306	883,377
Annovis Bio Inc (b)(c)	45,036	229,684
Apellis Pharmaceuticals Inc (b)	193,033	4,111,603
Apogee Therapeutics Inc (b)	85,954	6,186,109
Applied Therapeutics Inc (b)	229,851	59,761
AquaBounty Technologies Inc (b)	5,557	5,557
Aravive Inc (b)(c)(d)	46,160	0
Arbutus Biopharma Corp (b)(c)	280,868	1,238,628
Arcellx Inc (b)	76,517	5,563,551
Arcturus Therapeutics Holdings Inc (b)(c)	46,499	315,728
Arcus Biosciences Inc (b)	153,002	3,993,352
Arcutis Biotherapeutics Inc (b)	200,874	6,156,788
Ardelyx Inc (b)	439,791	2,550,788
Armata Pharmaceuticals Inc (b)	17,296	126,780
ArriVent Biopharma Inc (b)	65,901	1,511,769
Arrowhead Pharmaceuticals Inc (b)	257,523	13,571,462
ARS Pharmaceuticals Inc (b)(c)	129,612	1,236,498
Assembly Biosciences Inc (b)	22,059	833,610
Astria Therapeutics Inc (b)	80,473	1,017,983
Atara Biotherapeutics Inc (b)	10,479	158,233
Atossa Therapeutics Inc (b)	215,730	167,730
aTyr Pharma Inc (b)(c)	168,117	131,215
Aura Biosciences Inc (b)	142,642	941,437
Avalo Therapeutics Inc (b)	18,421	349,999
Avidity Biosciences Inc (b)	250,124	17,933,891
Avita Medical Inc (b)(c)	49,901	184,634
Beam Therapeutics Inc (b)	185,531	4,699,500
Beyondspring Inc (b)(c)	78,739	166,927
Bicara Therapeutics Inc (b)	62,114	1,152,836
bioAffinity Technologies Inc (b)(c)	456	684
BioAtla Inc (b)(c)	80,516	72,786
BioCardia Inc (b)	3,237	4,661
BioCryst Pharmaceuticals Inc (b)	381,883	2,741,920
Biogen Inc (b)	270,995	49,345,480
Biohaven Ltd (b)	204,868	2,054,826
BioMarin Pharmaceutical Inc (b)	354,336	19,818,012
Biomea Fusion Inc (b)(c)	63,952	69,708
BioRestorative Therapies Inc (b)	13,405	14,477
BioVie Inc (b)	2,401	3,602
Bioxcel Therapeutics Inc (b)	19,162	43,115
Black Diamond Therapeutics Inc (b)	78,981	301,707
Bolt Biotherapeutics Inc (b)	5,348	27,168
Bone Biologics Corp (b)(c)	656	997
Boundless Bio Inc (b)	8,946	10,467
Bridgebio Pharma Inc (b)	311,970	22,464,960
C4 Therapeutics Inc (b)	103,073	279,328
Cabaletta Bio Inc (b)(c)	161,109	414,050
Calidi Biotherapeutics Inc (b)	5,150	7,777
CAMP4 Therapeutics Corp (b)(c)	9,597	36,469
Candel Therapeutics Inc (b)(c)	63,368	302,265
Capricor Therapeutics Inc (b)(c)	77,814	416,305
Cardiff Oncology Inc (b)(c)	114,137	260,232
Cardio Diagnostics Holdings Inc (b)(c)	2,251	6,483
CareDx Inc (b)	104,460	1,866,700
Caribou Biosciences Inc (b)	148,803	288,678
Carisma Therapeutics Inc rights (b)(d)	335,306	3
Cartesian Therapeutics Inc (b)(c)	15,896	119,061
Cartesian Therapeutics Inc rights (b)(d)	188,029	54,528
Catalyst Pharmaceuticals Inc (b)	216,060	5,057,965
CEL-SCI Corp (b)(c)	11,520	88,358
Celcuity Inc (b)	61,568	6,226,988
Celldex Therapeutics Inc (b)	121,738	3,289,361
Cellectar Biosciences Inc (b)(c)	2,064	7,286
Celularity Inc Class A (b)	20,677	40,734
Century Therapeutics Inc (b)	64,092	34,949
CervoMed Inc (b)(c)	9,020	89,659
CG oncology Inc (b)	122,233	5,480,928
Chinook Therapeutics Inc rights (b)(d)	14,580	0
Cibus Inc Class A (b)(c)	45,536	61,929
Cidara Therapeutics Inc (b)	33,500	7,365,980
Citius Oncology Inc Class A (b)	12,202	16,717
Clene Inc (b)	11,366	117,752
Climb Bio Inc (b)	46,916	88,671
Coeptis Therapeutics Holdings Inc (b)	6,214	116,388
Cogent Biosciences Inc (b)	275,593	11,084,350
Coherus Oncology Inc (b)(c)	206,747	281,176
Compass Therapeutics Inc (b)	290,135	1,682,783
Corbus Pharmaceuticals Holdings Inc (b)	21,310	245,917
Corvus Pharmaceuticals Inc (b)(c)	113,998	1,045,362
Coya Therapeutics Inc (b)	24,066	156,670
Creative Medical Technology Holdings Inc (b)(c)	1,551	4,234
Crescent Biopharma Inc (b)	12,699	191,120
Cue Biopharma Inc (b)	139,860	88,112
Cullinan Therapeutics Inc (b)	97,554	1,109,189
Curis Inc (b)	10,208	13,985
Cyclerion Therapeutics Inc (b)	2,260	3,571
Cypherpunk Technologies Inc (b)	55,457	84,849
Cyteir Therapeutics Inc (b)(d)	15,830	0
Cytokinetics Inc (b)	222,612	15,166,556
CytomX Therapeutics Inc (b)	251,180	1,075,050
Day One Biopharmaceuticals Inc (b)	128,835	1,222,644
Denali Therapeutics Inc (b)	263,967	5,139,437
Design Therapeutics Inc (b)	53,096	498,571
DiaMedica Therapeutics Inc (b)(c)	60,738	524,169
Dianthus Therapeutics Inc (b)	49,117	2,160,166
Dianthus Therapeutics Inc rights (b)(d)	49,503	0
Disc Medicine Inc (b)	57,943	5,409,558
Dogwood Therapeutics Inc (b)(c)	2,294	15,026
Dogwood Therapeutics Inc (CVR) (b)(d)	776	0
Dyadic International Inc (b)	37,314	35,333
Dynavax Technologies Corp (b)	195,359	2,221,232
Dyne Therapeutics Inc (b)	230,580	5,049,702
Edesa Biotech Inc (b)	1,203	2,093
Editas Medicine Inc (b)	154,923	373,364
Eledon Pharmaceuticals Inc (b)	112,343	183,119
Elicio Therapeutics Inc (b)(c)	21,289	199,265
Elutia Inc (b)	44,700	27,356
Emergent BioSolutions Inc (b)	97,545	1,089,578
Enanta Pharmaceuticals Inc (b)	35,716	504,310
Entrada Therapeutics Inc (b)	41,188	423,001
Equillium Inc (b)	39,353	35,512
Erasca Inc (b)	400,714	1,270,263
Ernexa Therapeutics Inc (b)(c)	136	184
Estrella Immunopharma Inc (b)(c)	16,762	35,368
Ethzilla Corp (b)(c)	27,025	288,627
Exact Sciences Corp (b)	350,366	35,488,572
Exagen Inc (b)	25,808	203,883
Exelixis Inc (b)	497,785	21,987,163
Exicure Inc (b)	4,731	19,776
eXoZymes Inc (b)	2,018	32,026
Fate Therapeutics Inc (b)	164,955	188,049
Fibrobiologics Inc (b)	45,321	12,418
FibroGen Inc (b)	7,005	61,644
Foghorn Therapeutics Inc (b)	62,113	295,037
Forte Biosciences Inc (b)	19,575	363,312
Fortress Biotech Inc (b)(c)	49,359	139,192
Gain Therapeutics Inc (b)	57,335	200,673
Galectin Therapeutics Inc (b)(c)	95,489	547,152
Genelux Corp (b)(c)	62,137	345,482
Generation Bio CO (b)	8,871	47,282
Genprex Inc (b)(c)	685	2,028
GeoVax Labs Inc (b)(c)	14,386	5,914
Geron Corp (b)	993,179	1,171,951
Gilead Sciences Inc	2,294,278	288,711,944
Gossamer Bio Inc (b)	357,965	1,195,603
GRAIL Inc (b)	51,075	5,638,169
Greenwich Lifesciences Inc (b)(c)	10,517	91,813
GT Biopharma Inc (b)(c)	2,196	1,735
Gyre Therapeutics Inc (b)(c)	34,707	268,980
Gyre Therapeutics Inc rights (b)(d)	35,667	0
Halozyme Therapeutics Inc (b)	215,208	15,365,851
HCW Biologics Inc (b)	726	1,539
Heron Therapeutics Inc (b)(c)	259,114	300,572
Humacyte Inc Class A (b)(c)	226,252	305,440
iBio Inc (b)	15,778	19,407
Ideaya Biosciences Inc (b)	166,535	5,931,977
Immix Biopharma Inc (b)(c)	26,581	112,969
ImmuCell Corp (b)	13,563	65,645
Immuneering Corp (b)(c)	85,465	654,662
Immunic Inc (b)	158,683	112,966
ImmunityBio Inc (b)(c)	566,302	1,336,473
Immunome Inc (b)(c)	152,787	2,814,337
Immunovant Inc (b)	126,395	3,052,439
Imunon Inc	1,776	7,317
IN8bio Inc (b)	2,040	4,039
Incyte Corp (b)	303,304	31,683,136
Indaptus Therapeutics Inc (b)	462	1,030
Inhibikase Therapeutics Inc (b)	52,374	79,608
Inhibrx Biosciences Inc (b)	17,372	1,461,333
Inmune Bio Inc (b)(c)	29,204	50,815
Inovio Pharmaceuticals Inc (b)(c)	74,286	153,029
Insight Molecular Diagnostics Inc (b)(c)	36,360	223,250
Insmed Inc (b)	390,793	81,195,062
Instil Bio Inc (b)(c)	6,775	86,449
Intellia Therapeutics Inc (b)(c)	195,695	1,759,298
Intensity Therapeutics Inc (b)	77,300	30,866
Invivyd Inc (b)	107,152	260,379
Ionis Pharmaceuticals Inc (b)	295,681	24,461,689
Iovance Biotherapeutics Inc (b)(c)	551,368	1,361,879
Ironwood Pharmaceuticals Inc Class A (b)	263,403	921,911
Jade Biosciences Inc	45,905	588,502
Janux Therapeutics Inc (b)	91,364	3,114,599
Jasper Therapeutics Inc Class A (b)	20,562	37,834
KALA BIO Inc (b)(c)	11,805	11,405
Kalaris Therapeutics Inc (b)	8,800	54,912
KalVista Pharmaceuticals Inc (b)(c)	67,903	982,556
Karyopharm Therapeutics Inc (b)	14,685	82,530
Keros Therapeutics Inc (b)	62,773	1,097,272
Kezar Life Sciences Inc (b)	10,677	66,197
Kineta Inc rights (b)(d)	58,487	0
Klotho Neurosciences Inc (b)	39,371	18,709
Kodiak Sciences Inc (b)	60,314	1,386,016
Korro Bio Inc (b)	11,313	64,484
Korro Bio Inc rights (b)(d)	54,830	0
Krystal Biotech Inc (b)	47,483	10,351,294
Kura Oncology Inc (b)	160,631	1,950,060
Kymera Therapeutics Inc (b)	98,682	6,698,534
Kyverna Therapeutics Inc (b)(c)	40,308	309,162
Lantern Pharma Inc (b)	15,273	55,288
Larimar Therapeutics Inc (b)	67,851	240,193
Lexeo Therapeutics Inc (b)	72,165	711,547
Liminatus Pharma Inc	8,096	8,420
Lineage Cell Therapeutics Inc (b)(c)	438,359	771,512
Lisata Therapeutics Inc (b)	4,379	9,196
Lite Strategy Inc (b)	41,970	79,323
Lixte Biotechnology Holdings Inc (b)	4,589	19,595
Longeveron Inc (b)(c)	23,926	15,880
Lunai Bioworks Inc (b)(c)	15,188	17,922
Lyell Immunopharma Inc (b)	22,741	545,784
MacroGenics Inc (b)	111,316	170,313
Madrigal Pharmaceuticals Inc (b)(c)	33,825	20,192,849
MAIA Biotechnology Inc (b)	35,607	42,016
MannKind Corp (b)	585,641	3,133,179
Marker Therapeutics Inc (b)	12,811	15,886
Matinas BioPharma Holdings Inc (b)	7,652	5,739
MediciNova Inc (b)	87,575	126,984
MediPacific Inc Class A rights (b)(d)	44,132	0
Merrimack Pharmaceuticals Inc (b)(d)	28,782	0
Mersana Therapeutics Inc (b)	6,989	191,708
Metagenomi Inc (b)	47,211	82,619
MetaVia Inc (b)(c)	4,747	3,693
MetaVia Inc rights (b)(d)	380	0
MiMedx Group Inc (b)	215,217	1,480,693
Mineralys Therapeutics Inc (b)	99,854	4,305,704
Minerva Neurosciences Inc (b)	19,845	82,952
MiNK Therapeutics Inc (b)	1,883	19,847
Mirum Pharmaceuticals Inc (b)	79,181	5,784,172
Moderna Inc (b)	642,404	16,689,656
Moleculin Biotech Inc (b)(c)	22,876	6,238
Monopar Therapeutics Inc (b)	7,192	619,807
Monte Rosa Therapeutics Inc (b)	87,305	1,411,722
Mural Oncology PLC (b)	28,804	58,472
Mustang Bio Inc (b)	1,077	1,540
Myriad Genetics Inc (b)	167,286	1,276,392
NanoViricides Inc (b)	22,129	26,997
Natera Inc (b)	253,930	60,641,023
NeuBase Therapeutics Inc (b)(d)	1,359	322
Neuphoria Therapeutics Inc (c)	2,001	9,045
Neurocrine Biosciences Inc (b)	183,133	27,865,517
Neurogene Inc (b)	18,774	395,756
Neurogene Inc rights (b)(d)	9,649	0
NextCure Inc (b)	2,408	33,929
Nkarta Inc (b)	84,027	158,811
Novavax Inc (b)(c)	297,666	2,098,545
Nurix Therapeutics Inc (b)	175,131	3,096,316
Nuvalent Inc Class A (b)	95,296	10,420,618
Nuvectis Pharma Inc (b)(c)	23,133	144,350
Ocugen Inc (b)(c)	539,578	669,077
Olema Pharmaceuticals Inc (b)	82,028	2,323,033
OmniAb Operations Inc (b)(d)	10,389	4,156
OmniAb Operations Inc (b)(d)	10,389	3,324
Oncternal Therapeutics Inc (b)(d)	4,027	0
Oncternal Therapeutics Inc rights (b)(d)	2,146	0
OnKure Therapeutics Inc Class A (b)	17,178	51,706
Opus Genetics Inc (b)	67,359	143,475
Opus Genetics Inc rights (b)(d)	621	0
Organogenesis Holdings Inc Class A (b)	134,280	695,570
ORIC Pharmaceuticals Inc (b)(c)	144,716	1,719,226
Oruka Therapeutics Inc (b)	58,725	1,767,623
OS Therapies Inc (b)	32,844	58,791
Outlook Therapeutics Inc (b)(c)	57,557	103,027
Ovid therapeutics Inc (b)	112,670	200,553
Palisade Bio Inc (b)	10,387	21,917
Palisade Bio Inc rights (b)(d)	289	0
Palvella Therapeutics Inc (b)	14,463	1,486,652
Palvella Therapeutics Inc rights (b)(d)	1,882	0
Passage Bio Inc (b)	4,043	35,700
PDL BioPharma Inc (b)(d)	218,274	2
PDS Biotechnology Corp (b)(c)	67,824	52,292
Pelthos Therapeutics Inc (b)	2,052	58,277
PepGen Inc (b)	30,422	195,918
Perspective Therapeutics Inc (b)	102,818	241,622
PharmaCyte Biotech Inc (b)(c)	15,256	11,837
Phio Pharmaceuticals Corp (b)(c)	13,285	16,739
Plus Therapeutics Inc (b)(c)	165,995	101,257
PMV Pharmaceuticals Inc (b)	71,190	93,971
Praxis Precision Medicines Inc (b)	41,755	8,203,187
Precigen Inc (b)(c)	285,868	1,094,874
Precision BioSciences Inc (b)	21,581	117,401
Prelude Therapeutics Inc (b)	35,044	58,874
Prime Medicine Inc (b)	119,256	455,558
ProKidney Corp Class A (b)(c)	175,559	389,741
Protagonist Therapeutics Inc (b)	109,352	9,841,680
Protara Therapeutics Inc (b)	58,862	434,402
PTC Therapeutics Inc (b)	147,017	12,641,992
Puma Biotechnology Inc (b)	67,866	342,723
Pyxis Oncology Inc (b)	90,276	468,532
Q32 Bio Inc (b)	12,311	26,961
Q32 Bio Inc rights (b)(d)	61,627	0
Quince Therapeutics Inc (b)	61,754	225,402
Rallybio Corp (b)	32,632	21,247
RAPT Therapeutics Inc (b)	31,687	1,071,021
Recursion Pharmaceuticals Inc Class A (b)(c)	809,061	3,745,952
Regeneron Pharmaceuticals Inc	188,393	146,982,335
REGENXBIO Inc (b)	85,300	1,142,167
Rein Therapeutics Inc (b)	35,242	55,330
Relay Therapeutics Inc (b)	242,939	1,924,077
RenovoRx Inc (b)	77,982	71,541
Replimune Group Inc (b)(c)	130,197	1,301,970
Revolution Medicines Inc (b)	325,392	25,302,482
Rezolute Inc (b)	138,658	1,347,756
Rhythm Pharmaceuticals Inc (b)	112,564	12,279,607
Rigel Pharmaceuticals Inc (b)	32,413	1,636,532
Rocket Pharmaceuticals Inc (b)	161,359	551,848
Roivant Sciences Ltd (b)	790,690	16,454,259
SAB Biotherapeutics Inc (b)	12,827	50,667
Sagimet Biosciences Inc Class A (b)(c)	47,025	339,521
Sana Biotechnology Inc (b)	270,035	1,161,151
Sangamo Therapeutics Inc (b)	504,544	232,595
Sarepta Therapeutics Inc (b)	182,790	3,900,739
Savara Inc (b)(c)	217,377	1,367,301
Scholar Rock Holding Corp (b)	150,155	6,615,829
SELLAS Life Sciences Group Inc (b)(c)	174,277	282,329
Sensei Biotherapeutics Inc (b)	1,416	12,008
Senti Biosciences Inc Class A (b)	19,991	44,580
Sera Prognostics Inc Class A (b)	50,639	168,628
Seres Therapeutics Inc (b)	13,870	249,521
Serina Therapeutics Inc (b)	2,592	11,042
Shattuck Labs Inc (b)	75,223	157,968
Silo Pharma Inc (b)	3,896	1,820
Sionna Therapeutics Inc (b)	25,476	1,109,989
Skye Bioscience Inc (b)(c)	30,637	40,134
Soleno Therapeutics Inc (b)	90,845	4,583,130
Solid Biosciences Inc (b)	96,867	525,988
Soligenix Inc (b)	8,054	12,806
Sonnet BioTherapeutics Holdings Inc (b)(c)	10,841	40,329
Spectrum Pharmaceuticals Inc rights (b)(d)	326,441	3
Spero Therapeutics Inc (b)	107,797	258,713
Spyre Therapeutics Inc (b)	121,911	3,657,330
Spyre Therapeutics Inc rights (b)(d)	125,415	1
Stoke Therapeutics Inc (b)	93,727	2,897,102
Summit Therapeutics Inc (b)(c)	276,077	4,939,018
Surface Oncology Inc rights (b)(d)	262,226	3
Surrozen Inc Class A (b)	7,535	124,930
Sutro Biopharma Inc (b)	134,170	123,356
Syndax Pharmaceuticals Inc (b)	157,699	3,125,594
Synlogic Inc (b)	3,826	5,586
Tango Therapeutics Inc (b)(c)	157,679	1,720,278
Taysha Gene Therapies Inc (b)	417,497	1,978,936
Tectonic Therapeutic Inc (b)(c)	19,826	425,069
Tectonic Therapeutic Inc rights (b)(d)	3,980	0
Tempest Therapeutics Inc (b)(c)	7,495	23,984
Tenax Therapeutics Inc (b)	5,931	55,929
Tenaya Therapeutics Inc (b)(c)	175,218	245,305
Tevogen Bio Holdings Inc Class A (b)	17,853	7,877
TG Therapeutics Inc (b)(c)	250,871	8,343,969
Tharimmune Inc (b)(c)	4,409	11,463
Tonix Pharmaceuticals Holding Corp (b)(c)	15,516	247,791
TransCode Therapeutics Inc (b)	510	4,763
TransCode Therapeutics Inc rights (b)(d)	510	0
Travere Therapeutics Inc (b)	165,742	5,868,924
TriSalus Life Sciences Inc Class A (b)	60,281	414,130
TScan Therapeutics Inc (b)	87,566	97,198
Twist Bioscience Corp (b)(c)	112,570	3,603,366
Tyra Biosciences Inc (b)	45,795	1,033,135
Ultragenyx Pharmaceutical Inc (b)	177,607	6,171,843
Unicycive Therapeutics Inc (b)	18,392	118,996
United Therapeutics Corp (b)	83,672	40,664,592
United Therapeutics Corp rights (b)(d)	30,469	0
Upstream Bio Inc (b)	64,388	1,841,497
Vanda Pharmaceuticals Inc (b)	103,271	553,533
Vaxcyte Inc (b)	218,691	10,849,261
Vera Therapeutics Inc Class A (b)	105,814	3,571,223
Veracyte Inc (b)	144,999	6,864,253
Verastem Inc (b)	104,125	1,107,890
Vericel Corp (b)	92,479	3,722,280
Vertex Pharmaceuticals Inc (b)	474,088	205,569,298
Viking Therapeutics Inc (b)(c)	208,535	7,676,173
Vir Biotechnology Inc (b)	170,063	1,091,804
Viridian Therapeutics Inc (b)	152,974	4,889,049
Viridian Therapeutics Inc rights (b)(d)	27,850	0
Vistagen Therapeutics Inc (b)	46,961	230,109
VivoSim Labs Inc (b)	991	2,220
Vor BioPharma Inc (b)	3,818	31,804
Voyager Therapeutics Inc (b)	80,681	329,985
vTv Therapeutics Inc Class A (b)(c)	1,749	46,558
Werewolf Therapeutics Inc (b)	54,577	54,577
Whitehawk Therapeutics Inc (b)	54,387	127,266
X4 Pharmaceuticals Inc (b)	14,351	52,238
XBiotech Inc (b)	35,154	79,800
Xencor Inc (b)	129,067	2,235,440
Xilio Therapeutics Inc (b)(c)	63,207	47,690
XOMA Royalty Corp (b)	14,886	478,287
Zenas Biopharma Inc (b)	42,044	1,632,569
Zentalis Pharmaceuticals Inc (b)	99,589	142,412
		2,847,931,477
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	3,218,278	414,836,034
Accuray Inc Del (b)	181,282	195,785
Acme United Corp	6,171	228,327
Align Technology Inc (b)	124,848	18,376,377
Alphatec Holdings Inc (b)	212,481	4,791,447
AngioDynamics Inc (b)	75,964	941,954
Anteris Technologies Global Corp	68,736	281,818
Apyx Medical Corp (b)	56,118	225,033
Artivion Inc (b)	78,262	3,651,705
AtriCure Inc (b)	91,457	3,303,427
Autonomix Medical Inc (b)(c)	1,035	1,107
Avanos Medical Inc (b)	86,736	1,018,281
Avinger Inc (b)(d)	513	0
Axogen Inc (b)	84,779	2,428,918
Baxter International Inc	949,207	17,788,139
Becton Dickinson & Co	530,347	102,897,925
Beta Bionics Inc	74,977	2,349,779
Beyond Air Inc (b)(c)	8,134	10,981
Biomerica Inc (b)	1,719	4,074
Bioventus Inc (b)	78,791	598,024
Boston Scientific Corp (b)	2,740,022	278,331,435
Butterfly Network Inc Class A (b)(c)	371,329	1,151,120
CapsoVision Inc	2,763	15,445
Carlsmed Inc	10,281	167,375
Ceribell Inc (b)	43,388	736,294
Cerus Corp (b)	349,472	615,071
ClearPoint Neuro Inc (b)(c)	50,871	735,595
Co-Diagnostics Inc (b)	52,736	19,544
CONMED Corp	56,837	2,467,863
Cooper Cos Inc/The (b)	368,866	28,745,727
CVRx Inc (b)	29,906	293,378
CytoSorbents Corp (b)(c)	94,319	76,512
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	49,243	0
Delcath Systems Inc (b)(c)	51,878	503,217
DENTSPLY SIRONA Inc	371,346	4,211,064
Dexcom Inc (b)	724,761	46,000,581
Edwards Lifesciences Corp (b)	1,085,772	94,103,859
Ekso Bionics Holdings Inc (b)	989	4,678
ElectroCore Inc (b)(c)	8,735	44,112
ElectroCore Inc rights (b)(d)	1,867	0
Electromed Inc (b)	12,085	323,515
Embecta Corp	107,207	1,367,425
Enovis Corp (b)	104,381	3,159,613
Envista Holdings Corp (b)	309,371	6,465,854
Envoy Medical Inc Class A (b)(c)	13,277	11,142
enVVeno Medical Corp (b)(c)	29,464	11,299
Femasys Inc (b)(c)	50,540	51,045
FONAR Corp (b)	10,495	147,245
Fractyl Health Inc (b)	42,822	67,231
GE HealthCare Technologies Inc	844,815	67,576,752
Glaukos Corp (b)	105,777	11,243,037
Globus Medical Inc Class A (b)	208,534	18,984,935
Haemonetics Corp (b)	89,034	7,242,916
HeartBeam inc (b)(c)	38,125	29,356
HeartSciences Inc (b)	2,249	5,870
Hologic Inc (b)	410,896	30,804,873
Hyperfine Inc Class A (b)	112,803	120,699
ICU Medical Inc (b)	45,827	6,802,560
IDEXX Laboratories Inc (b)	147,971	111,404,406
Innovative Eyewear Inc (b)(c)	3,111	4,635
Inogen Inc (b)	47,819	338,559
Inspire Medical Systems Inc (b)	50,234	6,249,612
Insulet Corp (b)	130,018	42,540,589
Integer Holdings Corp (b)	64,553	4,659,436
Integra LifeSciences Holdings Corp (b)	125,286	1,643,752
Intelligent Bio Solutions Inc (b)(c)	4,097	2,761
Intuitive Surgical Inc (b)	662,987	380,209,785
iRadimed Corp	14,327	1,335,563
iRhythm Technologies Inc (b)	59,210	11,132,072
IRIDEX Corp (b)	14,475	14,035
Kestra Medical Technologies Ltd	25,505	688,125
Kewaunee Scientific Corp (b)	3,776	145,187
KORU Medical Systems Inc (b)	83,808	496,143
Lantheus Holdings Inc (b)	126,492	7,446,584
LeMaitre Vascular Inc	38,170	3,166,202
LENSAR Inc (b)	17,123	174,312
LivaNova PLC (b)	101,943	6,504,983
Lucid Diagnostics Inc (b)	139,617	147,994
Masimo Corp (b)	85,256	12,143,012
Medtronic PLC	2,369,102	249,537,514
Merit Medical Systems Inc (b)	109,518	9,483,164
Microbot Medical Inc (b)(c)	75,222	182,037
Milestone Scientific Inc (b)	101,876	31,989
Modular Medical Inc (b)	86,254	34,010
Myomo Inc (b)	45,583	40,569
Neogen Corp (b)	408,619	2,443,542
Neuraxis Inc (b)	1,190	3,308
Neuronetics Inc (b)(c)	69,400	103,406
NeuroOne Medical Technologies Corp (b)	65,000	45,162
NeuroPace Inc (b)	42,709	698,719
Nexalin Technology Inc (b)	17,031	18,393
Nexgel Inc (b)	13,583	24,449
Novocure Ltd (b)	186,024	2,382,967
Nuwellis Inc (b)	75	183
Omnicell Inc (b)	86,619	3,162,460
OraSure Technologies Inc (b)	140,145	333,545
Orchestra BioMed Holdings Inc (b)	63,208	336,267
Orthofix Medical Inc (b)	70,822	1,139,526
OrthoPediatrics Corp (b)	30,363	561,412
Outset Medical Inc (b)	36,109	164,657
Owlet Inc Class A (b)	18,939	249,237
PAVmed Inc (b)	7,850	2,896
Penumbra Inc (b)	72,127	21,145,473
Precision Optics Corp Inc/Mass (b)	12,212	58,007
Predictive Oncology Inc (b)(c)	253	1,545
Pro-Dex Inc (b)(c)	4,064	148,092
PROCEPT BioRobotics Corp (b)(c)	102,906	3,260,062
Pulmonx Corp (b)	73,767	119,503
Pulse Biosciences Inc (b)(c)	36,944	505,763
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	3,232	10,442
QuidelOrtho Corp (b)	123,991	3,391,154
ResMed Inc	270,839	69,288,741
Retractable Technologies Inc (b)	31,995	26,492
Rockwell Medical Inc (b)	52,325	52,079
RxSight Inc (b)	63,826	728,893
Sanara Medtech Inc (b)	6,529	136,587
SANUWAVE Health Inc (b)	13,580	460,634
SeaStar Medical Holding Corp Class A (b)	22,145	7,011
Semler Scientific Inc (b)(c)	24,650	535,398
Senseonics Holdings Inc (b)(c)	78,141	482,911
Sensus Healthcare Inc (b)	24,723	103,589
Sharps Technology Inc (b)(c)	2,115	6,831
Shoulder Innovations Inc	8,350	128,924
SI-BONE Inc (b)	69,842	1,359,125
Sight Sciences Inc (b)	57,470	480,449
SiNtx Technologies Inc (b)(c)	1,861	7,723
Solana Co Class A (b)	1,278	5,304
Solventum Corp (b)	272,528	23,235,737
Spectral AI Inc Class A (b)(c)	28,717	46,234
STAAR Surgical Co (b)	91,893	2,438,840
Stereotaxis Inc (b)	136,715	336,319
STERIS PLC	182,212	48,519,411
Streamex Corp (b)(c)	50,540	227,430
Stryker Corp	636,141	236,122,816
Tactile Systems Technology Inc (b)	45,076	1,158,904
Tandem Diabetes Care Inc (b)	123,756	2,600,114
Tela Bio Inc (b)	66,813	76,835
Teleflex Inc	81,841	9,364,247
TransMedics Group Inc (b)	63,318	9,264,057
Treace Medical Concepts Inc (b)	79,255	236,180
UFP Technologies Inc (b)	14,120	3,200,863
USBC Inc (b)	3,725	3,017
Utah Medical Products Inc	6,059	341,425
Varex Imaging Corp (b)	75,424	872,656
Venus Concept Inc (b)	99	196
Vicarious Surgical Inc Class A (b)	5,622	16,922
Vivani Medical Inc (b)	51,225	69,666
VolitionRX Ltd (b)	140,752	45,280
Xtant Medical Holdings Inc (b)	113,093	66,759
Zimmer Biomet Holdings Inc	365,706	35,663,649
Zynex Inc (b)(c)	28,887	36,398
		2,524,389,218
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (b)	170,017	2,924,292
AdaptHealth Corp (b)	194,899	1,882,724
Addus HomeCare Corp (b)	33,984	4,084,877
agilon health Inc (b)	558,575	363,688
AirSculpt Technologies Inc (b)	26,821	94,678
Alignment Healthcare Inc (b)	270,252	5,191,541
AMN Healthcare Services Inc (b)	69,605	1,158,923
Ardent Health Inc (b)(c)	47,307	415,355
Astrana Health Inc (b)	77,725	1,790,784
Aveanna Healthcare Holdings Inc (b)	135,825	1,268,606
Biodesix Inc (b)	6,664	55,178
BrightSpring Health Services Inc (b)	204,328	7,388,500
Brookdale Senior Living Inc (b)	446,605	4,970,714
Cardinal Health Inc	441,481	93,708,757
Castle Biosciences Inc (b)	52,829	2,110,519
Cencora Inc	358,339	132,202,007
Centene Corp (b)	863,042	33,952,072
Chemed Corp	27,042	11,876,576
Cigna Group/The	493,757	136,908,941
Clover Health Investments Corp Class A (b)(c)	743,692	1,851,793
Community Health Systems Inc (b)	215,807	746,692
Concentra Group Holdings Parent Inc	220,792	4,539,484
CorVel Corp (b)	57,883	4,235,878
Cosmos Health Inc (b)	21,664	13,902
Cross Country Healthcare Inc (b)	56,873	583,517
Cryo-Cell International Inc	8,806	37,866
CVS Health Corp	2,345,507	188,484,943
DaVita Inc (b)	65,507	7,839,878
DocGo Inc Class A (b)	164,184	169,110
Elevance Health Inc	416,628	140,928,587
Encompass Health Corp	185,546	21,564,156
Enhabit Inc (b)	94,615	845,858
Ensign Group Inc/The	106,036	19,673,919
Fulgent Genetics Inc (b)	38,151	1,128,507
GeneDx Holdings Corp Class A (b)	39,078	6,524,072
Guardant Health Inc (b)	230,167	24,954,706
Guardian Pharmacy Services Inc Class A (b)	36,106	1,057,184
HCA Healthcare Inc	302,807	153,913,770
HealthEquity Inc (b)	159,926	16,821,017
Henry Schein Inc (b)	189,955	14,164,944
Hims & Hers Health Inc Class A (b)(c)	381,253	15,158,619
Hinge Health Inc Class A (b)	29,311	1,433,601
Humana Inc	222,569	54,700,783
Infusystem Holdings Inc (b)	37,548	348,445
Innovage Holding Corp (b)	37,941	200,328
Joint Corp/The (b)	27,167	228,746
Kindly MD Inc (b)(c)	701,671	350,836
Labcorp Holdings Inc	153,637	41,294,553
LifeStance Health Group Inc (b)	338,772	2,202,018
McKesson Corp	229,970	202,631,166
Molina Healthcare Inc (b)	100,370	14,880,856
National HealthCare Corp	22,567	3,075,656
National Research Corp Class A	27,216	462,400
NeoGenomics Inc (b)	238,858	2,890,182
Nutex Health Inc (b)	6,555	754,546
Omada Health Inc (c)	16,431	307,753
Oncology Institute Inc/The (b)	113,077	355,062
OPKO Health Inc (b)	926,105	1,259,503
Option Care Health Inc (b)	302,419	9,405,231
Owens & Minor Inc (b)	136,707	371,843
P3 Health Partners Inc Class A (b)	3,210	17,334
PACS Group Inc (b)	81,184	2,712,357
Pediatrix Medical Group Inc (b)	155,603	3,748,476
Pennant Group Inc/The (b)	63,630	1,762,551
Precipio Inc (b)	1,868	46,065
Privia Health Group Inc (b)	216,992	5,288,095
Progyny Inc (b)	146,275	3,857,272
Quest Diagnostics Inc	206,655	39,094,993
RadNet Inc (b)	127,965	10,594,222
SBC Medical Group Holdings Inc (b)	4,272	15,251
Select Medical Holdings Corp	198,596	3,076,252
Sonida Senior Living Inc (b)	16,798	544,255
Strata Critical Medical Inc (b)(c)	114,920	498,753
Surgery Partners Inc (b)	139,210	2,376,315
Talkspace Inc Class A (b)	259,487	877,066
Tenet Healthcare Corp (b)	163,225	35,393,709
UnitedHealth Group Inc	1,674,994	552,362,771
Universal Health Services Inc Class B	104,089	25,359,203
US Physical Therapy Inc (c)	27,936	2,063,074
Viemed Healthcare Inc (b)	63,614	439,573
Vivos Therapeutics Inc (b)(c)	12,072	27,283
Wellgistics Health Inc (b)	47,388	28,438
		2,094,923,950
Health Care Technology - 0.0%
American Well Corp (b)	24,415	103,275
Bullfrog AI Holdings Inc (b)(c)	6,910	6,910
CareCloud Inc (b)	69,776	216,306
Certara Inc (b)(c)	230,548	2,111,820
Claritev Corp Class A (b)(c)	13,718	741,732
DarioHealth Corp (b)(c)	3,140	37,492
Definitive Healthcare Corp Class A (b)	96,233	273,302
Doximity Inc Class A (b)	251,863	12,955,833
Evolent Health Inc Class A (b)	212,226	891,349
Firefly Neuroscience Inc (b)(c)	19,619	33,941
Forian Inc (b)	20,024	42,050
GoodRx Holdings Inc Class A (b)	165,945	466,305
Health Catalyst Inc (b)	126,439	378,053
Healthcare Triangle Inc (b)(c)	8,453	18,935
HealthStream Inc	45,170	1,136,026
HeartFlow Inc	32,564	1,050,189
iSpecimen Inc (b)(c)	1,176	493
LifeMD Inc (b)	73,455	281,333
OptimizeRx Corp (b)	29,071	443,914
Phreesia Inc (b)	103,256	2,115,715
Schrodinger Inc/United States (b)	103,497	1,817,407
Scienture Holdings Inc (b)	14,494	8,683
Simulations Plus Inc (b)	29,718	505,206
Teladoc Health Inc (b)	321,193	2,437,855
TruBridge Inc (b)	22,191	487,314
Veeva Systems Inc Class A (b)	277,869	66,769,142
VSee Health Inc (b)	10,095	5,653
Waystar Holding Corp (b)	211,661	7,812,408
		103,148,641
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	209,374	3,938,325
Adaptive Biotechnologies Corp (b)	218,320	4,292,171
Agilent Technologies Inc	525,776	80,706,616
Alpha Teknova Inc (b)	24,298	113,715
Atlantic International Corp (b)	21,795	44,570
Avantor Inc (b)	1,260,120	14,781,208
Azenta Inc (b)	77,688	2,762,585
Bio-Rad Laboratories Inc Class A (b)	34,050	11,061,483
Bio-Techne Corp	289,957	18,705,126
BioLife Solutions Inc (b)	70,709	1,873,789
Bionano Genomics Inc (b)(c)	2,769	5,122
Bruker Corp	206,412	10,074,970
Champions Oncology Inc (b)	12,140	79,396
Charles River Laboratories International Inc (b)	90,873	16,188,116
Codexis Inc (b)	147,202	254,659
CryoPort Inc (b)	91,698	882,135
Cytek Biosciences Inc (b)	195,363	1,103,801
Danaher Corp	1,178,725	267,311,256
Fortrea Holdings Inc (b)	168,818	2,145,677
Ginkgo Bioworks Holdings Inc Class A (b)(c)	76,568	710,551
Harvard Bioscience Inc (b)	70,173	53,402
Illumina Inc (b)	284,563	37,405,806
Inotiv Inc (b)(c)	56,740	52,518
IQVIA Holdings Inc (b)	314,115	72,249,591
Lifecore Biomedical Inc (b)	69,936	552,494
Maravai LifeSciences Holdings Inc Class A (b)	214,872	777,837
MaxCyte Inc (b)	199,501	351,122
Medpace Holdings Inc (b)	41,046	24,318,113
Mesa Laboratories Inc	10,085	808,817
Mettler-Toledo International Inc (b)	38,100	56,263,032
Nautilus Biotechnology Inc Class A (b)	81,814	184,082
Niagen Bioscience Inc (b)	100,160	678,083
OmniAb Inc (b)	186,617	337,777
Pacific Biosciences of California Inc (b)	539,643	1,251,972
Personalis Inc (b)(c)	103,358	1,109,031
Quanterix Corp (b)	74,170	538,474
Quantum-Si Inc Class A (b)	301,453	425,049
Rapid Micro Biosystems Inc Class A (b)	31,525	132,090
Repligen Corp (b)	97,910	16,744,568
Revvity Inc (c)	213,953	22,338,833
Seer Inc Class A (b)	81,376	156,242
Sotera Health Co (b)	382,680	6,689,246
Standard BioTools Inc (b)	546,390	819,585
Tempus AI Inc Class A (b)(c)	183,496	14,299,843
Thermo Fisher Scientific Inc	698,385	412,626,810
Waters Corp (b)	110,095	44,414,525
West Pharmaceutical Services Inc	132,904	36,847,634
		1,189,461,847
Pharmaceuticals - 3.1%
Aardvark Therapeutics Inc (c)	21,293	212,504
Aclaris Therapeutics Inc (b)	202,526	573,149
Adial Pharmaceuticals Inc (b)(c)	7,754	2,432
Alto Neuroscience Inc (b)	43,236	598,819
Alumis Inc (b)	109,555	840,287
Amneal Intermediate Inc Class A (b)	319,199	3,996,371
Amphastar Pharmaceuticals Inc (b)	69,007	1,911,494
Amylyx Pharmaceuticals Inc (b)	149,209	2,235,151
AN2 Therapeutics Inc (b)	48,504	52,869
Anebulo Pharmaceuticals Inc (b)	47,665	111,774
ANI Pharmaceuticals Inc (b)	31,843	2,701,879
Aquestive Therapeutics Inc (b)(c)	158,139	978,880
Arvinas Inc (b)	131,893	1,659,873
Aspire Biopharma Holdings Inc Class A (b)	57,154	6,041
Assertio Holdings Inc (b)(c)	170,326	125,190
Atea Pharmaceuticals Inc (b)	138,233	428,522
Athira Pharma Inc (b)	4,760	20,801
Avadel Pharmaceuticals PLC Class A (b)	183,469	3,942,749
Axsome Therapeutics Inc (b)	77,262	11,705,193
Aytu BioPharma Inc (b)	1,589	3,448
BioAge Labs Inc (b)	48,516	460,417
Biofrontera Inc (b)	422	350
Biote Corp Class A (b)	40,289	108,982
Bristol-Myers Squibb Co	3,762,516	185,115,787
Cadrenal Therapeutics Inc (b)	1,109	10,280
CalciMedica Inc (b)	11,686	49,899
Cassava Sciences Inc (b)	81,461	264,748
Cingulate Inc (b)(c)	6,612	24,663
Citius Pharmaceuticals Inc (b)(c)	11,655	16,783
Cocrystal Pharma Inc (b)(c)	8,526	9,038
Cognition Therapeutics Inc (b)	112,701	196,100
Collegium Pharmaceutical Inc (b)	59,389	2,772,279
Context Therapeutics Inc (b)	97,615	109,329
Contineum Therapeutics Inc Class A (b)	36,776	407,110
Corcept Therapeutics Inc (b)	173,378	13,766,213
CorMedix Inc (b)(c)	128,953	1,265,029
Crinetics Pharmaceuticals Inc (b)	172,387	7,853,952
Cumberland Pharmaceuticals Inc (b)	17,887	40,425
Dare Bioscience Inc (b)	15,326	28,200
Edgewise Therapeutics Inc (b)	136,448	3,553,106
Elanco Animal Health Inc (b)	918,502	21,373,542
Eli Lilly & Co	1,470,237	1,581,195,786
Enliven Therapeutics Inc (b)	84,905	1,833,948
Enliven Therapeutics Inc rights (b)(d)	30,877	0
Esperion Therapeutics Inc (b)	366,066	1,467,925
Eton Pharmaceuticals Inc (b)(c)	47,040	759,696
Evoke Pharma Inc (b)	1,214	13,208
Evolus Inc (b)	113,928	815,724
EyePoint Pharmaceuticals Inc (b)	126,145	1,870,730
Fulcrum Therapeutics Inc (b)	75,086	821,441
Harmony Biosciences Holdings Inc (b)	71,786	2,533,328
Harrow Inc (b)(c)	59,911	2,503,082
Hepion Pharmaceuticals Inc rights (b)(d)	1	0
Hoth Therapeutics Inc (b)	16,076	19,452
Hyperion DeFi Inc (b)(c)	9,260	41,763
IGC Pharma Inc (b)	98,554	31,449
ImageneBio Inc (b)	5,821	40,223
ImageneBio Inc rights (b)(d)	70,277	0
Impact BioMedical Inc (b)	2,449	1,092
Innoviva Inc (b)	108,396	2,355,445
Jaguar Health Inc (b)(c)	691	933
Jazz Pharmaceuticals PLC (b)	112,105	19,789,896
Johnson & Johnson	4,453,112	921,437,935
Journey Medical Corp (b)(c)	23,471	189,411
Jupiter Neurosciences Inc (b)	16,075	19,933
Kiora Pharmaceuticals Inc (b)	747	1,494
LENZ Therapeutics Inc (b)(c)	39,482	1,204,991
Lexicon Pharmaceuticals Inc (b)	327,773	468,715
Ligand Pharmaceuticals Inc (b)	36,499	7,415,867
Lipocine Inc (b)	8,688	29,887
Liquidia Corp (b)(c)	126,628	4,131,872
Lyra Therapeutics Inc (b)	1,191	4,395
Maze Therapeutics Inc	37,808	1,427,252
MBX Biosciences Inc (b)	46,074	1,589,092
Merck & Co Inc	4,619,297	484,240,905
Mind Medicine MindMed Inc (b)(c)	174,364	2,205,705
Mira Pharmaceuticals Inc (b)	21,763	32,209
Nektar Therapeutics (b)	35,868	2,338,952
Neonc Technologies Holdings Inc (b)	20,677	185,059
Neumora Therapeutics Inc (b)	153,713	344,317
NovaBay Pharmaceuticals Inc	16,194	17,651
NRX Pharmaceuticals Inc (b)(c)	30,812	75,489
Nutriband Inc (b)(c)	9,774	47,893
Nuvation Bio Inc Class A (b)	458,643	3,682,903
Ocular Therapeutix Inc (b)	312,030	3,791,165
Omeros Corp (b)(c)	121,551	1,177,829
Optinose Inc (d)	14,747	0
Organon & Co	483,620	3,728,710
Pacira BioSciences Inc (b)	84,802	1,998,783
Perrigo Co PLC	254,978	3,403,956
Pfizer Inc	10,516,146	270,685,598
Phathom Pharmaceuticals Inc (b)(c)	83,360	1,302,083
Phibro Animal Health Corp Class A	36,733	1,538,378
Pliant Therapeutics Inc (b)	94,752	152,551
Prestige Consumer Healthcare Inc (b)	91,333	5,438,880
Processa Pharmaceuticals Inc (b)	24,229	6,275
ProPhase Labs Inc (b)	31,825	6,594
Pulmatrix Inc (b)	4,427	20,763
Rafael Holdings Inc Class B (b)	74,962	88,455
Rani Therapeutics Holdings Inc Class A (b)(c)	67,739	108,382
Rapport Therapeutics Inc (b)	50,924	1,512,952
Relmada Therapeutics Inc (b)	55,609	250,797
Reviva Pharmaceuticals Holdings Inc (b)(c)	85,274	47,967
Royalty Pharma PLC Class A	702,920	28,130,858
SCYNEXIS Inc (b)(c)	66,663	46,071
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
Senestech Inc (b)	891	2,593
Septerna Inc (b)	40,603	1,178,299
SIGA Technologies Inc	72,073	436,762
Sonoma Pharmaceuticals Inc (b)	2,528	8,368
Supernus Pharmaceuticals Inc (b)	103,062	4,698,597
Talphera Inc (b)	15,764	20,966
Tarsus Pharmaceuticals Inc (b)	71,489	5,716,260
Telomir Pharmaceuticals Inc (b)(c)	30,099	40,333
Terns Pharmaceuticals Inc (b)	124,516	3,500,145
TFF Pharmaceuticals Inc (b)(d)	4,951	0
TherapeuticsMD Inc (b)	14,835	25,220
Theravance Biopharma Inc (b)	64,075	1,300,723
Third Harmonic Bio Inc (b)(d)	39,477	0
Traws Pharma Inc (b)(c)	7,466	20,158
Traws Pharma Inc rights (b)(d)	23,169	0
Trevi Therapeutics Inc (b)	184,831	2,437,921
Tvardi Therapeutics Inc (b)(c)	14,439	59,489
Ventyx Biosciences Inc (b)	116,626	1,166,260
Verrica Pharmaceuticals Inc (b)(c)	11,139	101,365
Veru Inc (b)(c)	23,036	57,129
Viatris Inc	2,162,253	23,114,485
VYNE Therapeutics Inc (b)	21,393	8,245
WaVe Life Sciences Ltd (b)	220,442	1,710,630
Xeris Biopharma Holdings Inc (b)	293,122	2,104,616
Xeris Biopharma Holdings Inc rights (b)(d)	72,002	0
Zevra Therapeutics Inc (b)	99,839	841,643
Zoetis Inc Class A	819,181	105,002,621
		3,793,710,581
TOTAL HEALTH CARE		12,553,565,714

Industrials - 9.3%
Aerospace & Defense - 2.2%
AAR Corp (b)	70,730	5,885,443
AeroVironment Inc (b)(c)	58,858	16,448,457
AerSale Corp (b)	59,115	382,474
Air Industries Group (b)	6,951	20,783
AIRO Group Holdings Inc	12,885	111,455
Archer Aviation Inc Class A (b)(c)	1,125,911	8,770,847
Astronics Corp (b)	56,739	3,096,247
ATI Inc (b)	254,539	25,657,531
Axon Enterprise Inc (b)	145,079	78,362,971
Boeing Co (b)	1,398,635	264,342,015
BWX Technologies Inc	168,901	30,213,011
Byrna Technologies Inc (b)(c)	33,505	611,466
Cadre Holdings Inc	53,386	2,278,514
Carpenter Technology Corp	92,224	29,377,033
CPI Aerostructures Inc (b)(c)	19,687	55,320
Curtiss-Wright Corp	69,812	39,394,213
Ducommun Inc (b)	25,175	2,308,296
Eve Holding Inc Class A (b)	201,553	794,119
Firefly Aerospace Inc (b)	34,477	610,588
GE Aerospace	1,960,934	585,240,752
General Dynamics Corp	466,595	159,402,850
HEICO Corp	82,163	26,038,276
HEICO Corp Class A	133,077	32,866,027
Hexcel Corp	147,294	11,228,222
Howmet Aerospace Inc	745,755	152,574,015
Huntington Ingalls Industries Inc	72,718	22,805,819
Innovative Solutions And Support Inc (b)	20,281	197,537
Intuitive Machines Inc Class A (b)(c)	202,258	1,921,451
Karman Holdings Inc (b)	142,027	9,520,070
Kratos Defense & Security Solutions Inc (b)	312,525	23,783,153
L3Harris Technologies Inc	346,114	96,458,511
Leonardo DRS Inc	143,285	4,896,048
Loar Holdings Inc (b)(c)	66,354	4,541,931
Lockheed Martin Corp	379,966	173,971,233
Mercury Systems Inc (b)	97,221	6,794,776
Momentus Inc Class A (b)(c)	3,172	2,185
Moog Inc Class A	52,769	12,119,984
National Presto Industries Inc	9,623	903,119
Northrop Grumman Corp	248,894	142,429,592
Optex Systems Holdings Inc (b)	10,327	148,502
Park Aerospace Corp	36,846	714,444
Redwire Corp Class A (b)(c)	101,190	557,557
Rocket Lab Corp (c)	783,878	33,032,619
RTX Corp	2,475,112	432,921,840
Safe Pro Group Inc (b)	14,138	71,256
Satellogic Inc Class A (b)	90,638	149,553
Sidus Space Inc Class A (b)(c)	37,819	26,435
SIFCO Industries Inc (b)	6,817	42,879
Spirit AeroSystems Holdings Inc Class A (b)	216,436	7,949,694
StandardAero Inc (b)	259,090	6,767,431
Textron Inc	329,113	27,369,037
TransDigm Group Inc	104,198	141,726,994
V2X Inc (b)	38,115	2,090,608
Virgin Galactic Holdings Inc Class A (b)(c)	97,226	376,265
VirTra Inc (b)	19,530	96,869
Visionwave Holdings Inc	7,352	70,947
Voyager Technologies Inc Class A (c)	25,685	577,399
VSE Corp	42,507	7,659,336
Woodward Inc	110,838	33,254,725
		2,672,020,724
Air Freight & Logistics - 0.3%
Air T Inc (b)	2,301	46,020
Arrive AI Inc (c)	8,388	33,552
CH Robinson Worldwide Inc	218,145	34,656,696
Expeditors International of Washington Inc	250,691	36,826,508
FedEx Corp	401,448	110,671,185
Forward Air Corp Class A (b)(c)	39,301	902,744
GXO Logistics Inc (b)	212,130	10,763,476
Hub Group Inc Class A	110,634	4,267,153
Radiant Logistics Inc (b)	83,147	518,837
United Parcel Service Inc Class B	1,361,954	130,461,574
		329,147,745
Building Products - 0.6%
A O Smith Corp	210,957	13,918,943
AAON Inc	124,979	11,683,037
Advanced Drainage Systems Inc	132,164	20,139,150
Allegion plc	158,626	26,336,675
Alpha Pro Tech Ltd (b)	17,947	82,556
American Woodmark Corp (b)	27,626	1,523,021
Apogee Enterprises Inc	40,419	1,471,656
Armstrong World Industries Inc	79,820	15,145,047
AZZ Inc	55,097	5,808,326
Builders FirstSource Inc (b)	204,405	22,940,373
Carlisle Cos Inc	78,870	25,086,181
Carrier Global Corp	1,480,522	81,251,047
CEA Industries Inc (b)	1,405	10,116
CSW Industrials Inc	30,996	8,426,883
Fortune Brands Innovations Inc	222,726	11,499,343
Gibraltar Industries Inc (b)	55,580	2,776,777
Griffon Corp	72,419	5,431,425
Hayward Holdings Inc (b)	369,666	6,081,006
Insteel Industries Inc	36,341	1,111,308
Janus International Group Inc (b)	259,506	1,611,532
JELD-WEN Holding Inc (b)	157,915	421,633
Jewett-Cameron Trading Co Ltd (b)	1,150	2,852
Johnson Controls International plc	1,209,872	140,720,212
Lennox International Inc	59,071	29,468,750
Masco Corp	387,841	25,159,246
Masterbrand Inc (b)	232,949	2,583,404
Northann Corp (b)(c)	4,714	1,932
Owens Corning	154,840	17,534,082
Quanex Building Products Corp	87,186	1,129,931
Resideo Technologies Inc (b)	253,596	8,366,132
Simpson Manufacturing Co Inc	76,966	12,882,569
Tecnoglass Inc	48,896	2,434,043
Tecogen Inc (b)(c)	28,880	215,445
Trane Technologies PLC	411,405	173,398,979
Trex Co Inc (b)	197,924	6,923,382
UFP Industries Inc	108,294	10,070,259
Zurn Elkay Water Solutions Corp	275,186	13,126,372
		706,773,625
Commercial Services & Supplies - 0.5%
ABM Industries Inc	115,430	4,963,490
ACCO Brands Corp	172,062	591,893
ACV Auctions Inc Class A (b)	324,263	2,545,465
American Rebel Holdings Inc (b)(c)	800	919
Aqua Metals Inc (b)	1,597	12,935
Bitcoin Depot Inc Class A (b)	35,290	53,994
Brady Corp Class A	81,831	6,402,457
Bridger Aerospace Group Holdings Inc (b)	40,378	73,084
BrightView Holdings Inc (b)	127,927	1,614,439
Brink's Co/The	77,144	8,665,586
Casella Waste Systems Inc Class A (b)	115,119	11,096,320
Cintas Corp	633,126	117,774,099
Clean Harbors Inc (b)	93,089	21,183,333
CompX International Inc Class A	2,713	61,015
Copart Inc (b)	1,644,975	64,121,126
CoreCivic Inc (b)	200,426	3,617,689
Deluxe Corp	81,543	1,656,954
DSS Inc (b)	1,684	1,835
Ennis Inc	49,013	854,787
Enviri Corp (b)	148,526	2,723,967
Fuel Tech Inc (b)	68,515	123,327
GEO Group Inc/The (b)	255,702	4,029,864
Greenwave Technology Solutions Inc (b)(c)	164	1,088
Healthcare Services Group Inc (b)	135,759	2,549,554
HNI Corp	85,582	3,553,365
Interface Inc	106,778	2,980,174
Knightscope Inc Class A (b)(c)	14,652	71,062
LanzaTech Global Inc Class A (b)(c)	1,719	24,478
Liquidity Services Inc (b)	44,998	1,351,740
MillerKnoll Inc	125,107	1,980,444
Mobile Infrastructure Corp Class A (b)	66,044	206,057
Montrose Environmental Group Inc (b)	59,340	1,522,071
MSA Safety Inc	67,803	10,936,624
NL Industries Inc	14,524	82,061
Odyssey Marine Exploration Inc (b)(c)	73,497	151,404
OPENLANE Inc (b)	198,727	5,055,615
Perma-Fix Environmental Services Inc (b)(c)	32,716	401,425
Pitney Bowes Inc	289,353	2,853,021
Quad/Graphics Inc Class A	59,252	340,106
Quest Resource Holding Corp (b)	25,559	48,051
Republic Services Inc	374,668	81,325,436
Rollins Inc	541,492	33,290,928
Royalty Management Holding Corp Class A	14,650	32,963
Steelcase Inc Class A	198,702	3,236,856
Team Inc (b)	8,098	117,381
Tetra Tech Inc	486,023	16,884,439
TOMI Environmental Solutions Inc (b)	12,577	10,028
UniFirst Corp/MA	27,789	4,794,992
Veralto Corp	458,169	46,375,866
Vestis Corp	210,035	1,361,027
Virco Mfg. Corp	17,943	126,319
Waste Management Inc	684,972	149,234,850
		623,068,003
Construction & Engineering - 0.4%
AECOM	244,627	25,228,383
Ameresco Inc Class A (b)	57,329	1,989,890
API Group Corp (b)	683,751	27,049,190
Arcosa Inc	90,848	9,678,946
Argan Inc	25,348	10,017,530
Bowman Consulting Group Ltd (b)	26,348	953,271
Centuri Holdings Inc (b)	148,906	3,348,896
Comfort Systems USA Inc	65,116	63,614,425
Concrete Pumping Holdings Inc	44,804	281,817
Construction Partners Inc Class A (b)	87,552	9,543,168
Dycom Industries Inc (b)	53,484	19,336,071
EMCOR Group Inc	82,870	50,970,851
Everus Construction Group Inc (b)	94,341	8,675,598
Fluor Corp (b)	298,228	12,802,928
Granite Construction Inc	80,656	8,672,940
Great Lakes Dredge & Dock Corp (b)	123,155	1,572,689
IES Holdings Inc (b)	16,069	6,726,001
INNOVATE Corp (b)(c)	23,323	120,580
JFB Construction Holdings Class A (b)	2,083	42,638
Limbach Holdings Inc (b)	20,056	1,418,962
MasTec Inc (b)	113,206	24,212,499
Matrix Service Co (b)	47,102	550,622
MYR Group Inc (b)	28,896	6,481,951
NWPX Infrastructure Inc (b)	18,759	1,099,653
Orion Group Holdings Inc (b)	70,584	705,840
Primoris Services Corp	100,058	12,663,340
Quanta Services Inc	275,562	128,103,263
Shimmick Corp (b)	8,208	21,668
Southland Holdings Inc (b)	21,773	69,238
Sterling Infrastructure Inc (b)	56,265	19,372,602
Tutor Perini Corp (b)	82,056	5,624,939
Valmont Industries Inc	36,449	15,052,344
WillScot Holdings Corp	337,601	6,667,620
		482,670,353
Electrical Equipment - 1.0%
374Water Inc (b)	129,516	40,409
Acuity Inc	56,226	20,602,331
Allient Inc	27,791	1,496,823
American Superconductor Corp (b)	83,910	2,608,762
AMETEK Inc	426,738	84,447,183
Amprius Technologies Inc (b)(c)	233,014	2,637,718
Array Technologies Inc (b)(c)	279,129	2,096,259
Atkore Inc	63,054	4,221,465
Babcock & Wilcox Enterprises Inc (b)	144,730	904,563
Beam Global (b)	24,701	46,685
Blink Charging Co (b)(c)	214,296	280,728
Bloom Energy Corp Class A (b)	398,427	43,524,165
Broadwind Inc (b)	36,659	111,077
ChargePoint Holdings Inc Class A (b)(c)	38,765	317,485
Dragonfly Energy Holdings Corp (b)(c)	60,439	52,521
Eaton Corp PLC	720,064	249,062,937
Emerson Electric Co	1,040,633	138,799,630
Energous Corp (b)(c)	1,071	6,699
Energy Focus Inc (b)	160	363
Energy Vault Holdings Inc Class A (b)	196,672	676,552
EnerSys	69,023	9,877,882
Enovix Corp Class B (b)(c)	334,274	2,603,994
Eos Energy Enterprises Inc (b)(c)	482,495	7,261,550
Espey Mfg. & Electronics Corp	4,719	184,419
ESS Tech Inc Class A (b)	12,576	34,584
Fluence Energy Inc Class A (b)(c)	117,736	2,312,335
Flux Power Holdings Inc (b)	20,232	33,990
FTC Solar Inc (b)(c)	17,567	165,657
FuelCell Energy Inc (b)	39,224	263,193
GE Vernova Inc	503,528	302,000,989
Generac Holdings Inc (b)	108,738	16,487,943
GrafTech International Ltd (b)	31,897	459,955
Hubbell Inc	98,214	42,372,466
Hyliion Holdings Corp Class A (b)	220,156	413,893
Ideal Power Inc (b)	13,111	48,904
KULR Technology Group Inc (b)(c)	67,476	218,622
LSI Industries Inc	53,037	970,047
NANO Nuclear Energy Inc (b)(c)	57,570	1,882,539
NeoVolta Inc (b)(c)	50,556	205,257
Net Power Inc Class A (b)(c)	65,402	189,666
Nextpower Inc Class A (b)	273,736	25,079,692
NuScale Power Corp Class A (b)(c)	242,195	4,843,900
nVent Electric PLC	297,564	31,919,690
Ocean Power Technologies Inc (b)(c)	322,791	138,219
Orion Energy Systems Inc (b)	9,525	151,162
Pioneer Power Solutions Inc	22,659	86,331
Plug Power Inc (b)(c)	2,143,823	4,309,084
Polar Power Inc (b)	1,011	2,386
Powell Industries Inc	17,448	5,639,543
Power Solutions International Inc (b)(c)	12,474	674,594
Preformed Line Products Co	5,034	1,033,229
Regal Rexnord Corp	122,687	17,911,075
Rockwell Automation Inc	207,884	82,292,960
Sensata Technologies Holding PLC	271,375	8,702,996
SES AI Corp Class A (b)	490,576	966,435
Shoals Technologies Group Inc (b)	309,405	2,595,908
SKYX Platforms Corp (b)	126,168	271,261
SolarMax Technology Inc (b)	27,772	25,664
Solidion Technology Inc Class A (b)(c)	2,141	23,380
Stardust Power Inc Class A (b)(c)	8,768	31,039
Stem Inc Class A (b)(c)	14,950	258,635
SUNation Energy Inc rights (b)(d)	760	0
SunPower Inc Class A (b)(c)	97,091	167,967
Sunrun Inc (b)	424,672	8,599,608
Thermon Group Holdings Inc (b)	62,453	2,192,100
Tigo Energy Inc (b)	40,328	76,623
Ultralife Corp (b)	19,260	109,589
Vertiv Holdings Co Class A	706,554	126,988,950
Vicor Corp (b)	42,672	3,812,743
Westwater Resources Inc (b)	152,632	145,046
Zeo Energy Corp Class A (b)	25,699	38,549
		1,269,010,598
Ground Transportation - 0.8%
ArcBest Corp	42,536	2,729,535
Avis Budget Group Inc (b)(c)	31,141	4,231,439
Covenant Logistics Group Inc Class A	29,719	592,597
CSX Corp	3,447,676	121,909,823
Ftai Infrastructure Inc	212,189	908,169
Heartland Express Inc	81,262	638,719
Hertz Global Holdings Inc (b)(c)	227,988	1,194,657
JB Hunt Transport Services Inc	141,563	24,626,299
Knight-Swift Transportation Holdings Inc	300,579	13,766,518
Landstar System Inc	64,618	8,454,619
Lyft Inc Class A (b)	736,991	15,498,921
Marten Transport Ltd	107,523	1,102,111
Norfolk Southern Corp	414,528	121,079,484
Old Dominion Freight Line Inc	341,336	46,179,347
PAMT CORP (b)	11,023	98,986
Proficient Auto Logistics Inc (b)	41,170	335,947
RXO Inc (b)	309,744	4,094,816
Ryder System Inc	75,226	13,029,895
Saia Inc (b)	49,287	13,877,248
Schneider National Inc Class B	87,560	1,979,732
U-Haul Holding Co (b)	21,567	1,135,503
U-Haul Holding Co Class N	180,166	8,667,786
Uber Technologies Inc (b)	3,856,990	337,640,905
Union Pacific Corp	1,096,420	254,183,049
Universal Logistics Holdings Inc	12,399	186,233
Werner Enterprises Inc	113,717	2,906,607
XPO Inc (b)	217,488	30,896,345
		1,031,945,290
Industrial Conglomerates - 0.3%
3M Co	985,437	169,544,436
Honeywell International Inc	1,174,316	225,691,792
Hyperscale Data Inc Class A (b)	4,592	1,388
		395,237,616
Machinery - 1.8%
3D Systems Corp (b)(c)	255,256	530,932
AGCO Corp	114,252	12,106,142
AgEagle Aerial Systems Inc (b)(c)	55,947	73,850
AirJoule Technologies Corp Class A (b)	41,430	135,062
Alamo Group Inc	20,054	3,216,060
Albany International Corp Class A	56,045	2,672,226
Allison Transmission Holdings Inc	154,651	13,711,358
Astec Industries Inc	42,203	1,867,905
Atmus Filtration Technologies Inc	151,952	7,690,291
Blue Bird Corp (b)	58,813	3,071,215
Caterpillar Inc	866,382	498,828,100
CECO Environmental Corp (b)	55,036	2,870,127
Chart Industries Inc (b)	81,632	16,648,846
ClearSign Technologies Corp (b)	102,431	76,209
CNH Industrial NV Class A	1,642,160	15,485,569
Columbus McKinnon Corp/NY	53,518	879,836
Commercial Vehicle Group Inc (b)	50,126	88,723
Crane Co	90,308	16,548,941
Cummins Inc	254,872	126,921,159
Deere & Co	465,789	216,354,333
Donaldson Co Inc	215,255	19,351,425
Douglas Dynamics Inc	43,828	1,416,083
Dover Corp	253,418	46,953,287
Eastern Co/The	10,514	205,023
Energy Recovery Inc (b)	101,630	1,468,554
Enerpac Tool Group Corp Class A	99,627	3,772,874
Enpro Inc	38,988	8,688,476
Esab Corp	105,747	11,869,043
ESCO Technologies Inc	47,619	10,138,561
Federal Signal Corp	112,456	12,819,984
Flowserve Corp	241,582	17,236,876
Fortive Corp	625,102	33,430,455
Franklin Electric Co Inc	71,458	6,799,229
FreightCar America Inc (b)	25,337	207,257
Gates Industrial Corp PLC (b)	476,385	10,842,523
Gencor Industries Inc (b)	18,922	253,744
Gorman-Rupp Co/The	38,184	1,775,174
Graco Inc	306,158	25,239,666
Graham Corp (b)	19,066	1,096,295
Greenbrier Cos Inc/The	57,557	2,560,135
Helios Technologies Inc	61,928	3,343,493
Hillenbrand Inc	131,288	4,180,210
Hillman Solutions Corp Class A (b)	361,200	3,160,500
Hurco Cos Inc (b)	11,114	180,047
Hydrofarm Holdings Group Inc (b)	8,299	15,270
Hyster-Yale Inc Class A	20,204	587,532
Hyzon Motors Inc Class A (b)(c)(d)	3,038	1,924
IDEX Corp	139,291	24,226,884
Illinois Tool Works Inc	489,827	122,104,075
Ingersoll Rand Inc	669,945	53,823,381
ITT Inc	144,067	26,531,379
JBT Marel Corp	95,955	13,484,556
Kadant Inc (c)	21,743	6,047,163
Kennametal Inc	143,176	3,963,112
L B Foster Co Class A (b)	17,977	485,019
Laser Photonics Corp (b)	10,759	36,365
Lincoln Electric Holdings Inc	102,233	24,477,647
Lindsay Corp	20,083	2,308,139
LiqTech International Inc (b)	4,574	8,599
Manitowoc Co Inc/The (b)	64,654	729,297
Mayville Engineering Co Inc (b)	23,721	403,020
Microvast Holdings Inc (b)(c)	363,643	1,280,023
Middleby Corp/The (b)	85,737	10,134,113
Miller Industries Inc/TN	21,245	823,031
Mueller Industries Inc	204,473	22,465,449
Mueller Water Products Inc Class A1	289,445	7,016,147
Nauticus Robotics Inc (b)(c)	6,866	5,794
Nephros Inc (b)	11,571	56,466
NN Inc (b)	80,816	102,636
Nordson Corp	99,072	23,545,452
Nuburu Inc Class A (b)	110,302	26,704
Omega Flex Inc	7,145	193,630
Oshkosh Corp	118,251	15,157,413
Otis Worldwide Corp	725,478	64,458,720
PACCAR Inc	971,120	102,375,470
Palladyne AI Corp Class A (b)(c)	54,856	312,679
Park-Ohio Holdings Corp	15,916	340,762
Parker-Hannifin Corp	236,267	203,591,274
Pentair PLC	302,728	31,859,095
Perma-Pipe International Holdings Inc (b)	14,167	364,092
Proto Labs Inc (b)	44,733	2,273,331
Rain Enhancement Technologies Holdco Inc Class A (c)	3,363	18,160
RBC Bearings Inc (b)	58,242	25,915,943
REV Group Inc	90,347	4,812,785
Richtech Robotics Inc Class B (b)(c)	208,578	740,452
RYTHM Inc (b)	2,386	46,551
Snap-on Inc	96,579	32,841,689
SPX Technologies Inc (b)	91,209	19,613,583
Standex International Corp	22,181	5,437,894
Stanley Black & Decker Inc	286,207	20,469,525
Symbotic Inc Class A (b)(c)	84,509	7,079,319
Taylor Devices Inc (b)	5,699	280,562
TechPrecision Corp (b)	16,118	76,077
Tennant CO	34,949	2,555,820
Terex Corp	121,683	5,622,971
Timken Co/The	117,790	9,586,928
Titan International Inc (b)	90,156	729,362
Toro Co/The	182,646	12,737,732
Trinity Industries Inc	150,906	4,002,027
Twin Disc Inc	22,165	344,666
Urban-Gro Inc (b)(c)	10,932	2,801
Wabash National Corp	82,153	693,371
Watts Water Technologies Inc Class A	50,665	13,977,460
Westinghouse Air Brake Technologies Corp	316,023	65,906,597
Worthington Enterprises Inc	57,031	3,128,721
Xos Inc (b)(c)	3,534	8,340
Xylem Inc/NY	450,004	63,302,063
		2,232,312,840
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	74,619	1,411,791
Kirby Corp (b)	103,075	11,701,074
Lakeside Holding Ltd (b)	1,061	896
Matson Inc	58,251	6,348,194
Pangaea Logistics Solutions Ltd	61,045	428,536
		19,890,491
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	212,180	9,094,035
Allegiant Travel Co (b)(c)	25,699	1,953,124
American Airlines Group Inc (b)	1,217,655	17,108,053
Delta Air Lines Inc	1,199,056	76,859,490
flyExclusive Inc Class A (b)(c)	4,344	14,292
Frontier Group Holdings Inc (b)(c)	150,138	684,629
JetBlue Airways Corp (b)	553,768	2,530,720
Joby Aviation Inc Class A (b)	964,999	13,924,936
Republic Airways Holdings Inc (b)	4,462	89,240
SkyWest Inc (b)	74,622	7,575,625
Southwest Airlines Co	971,779	33,827,627
Sun Country Airlines Holdings Inc (b)	101,365	1,388,701
Surf Air Mobility Inc (b)(c)	50,629	103,789
United Airlines Holdings Inc (b)	598,616	61,034,887
Volato Group Inc Class A (b)(c)	4,031	5,381
Wheels Up Experience Inc Class A (b)(c)	161,401	123,730
		226,318,259
Professional Services - 0.7%
Alight Inc Class A	836,643	1,932,645
Amentum Holdings Inc (b)	285,369	8,170,114
Asure Software Inc (b)	45,008	360,064
Automatic Data Processing Inc	748,756	191,157,408
Barrett Business Services Inc	47,241	1,657,687
BGSF Inc	16,695	77,298
BlackSky Technology Inc Class A (b)(c)	54,540	966,449
Booz Allen Hamilton Holding Corp Class A	228,711	19,088,220
Broadridge Financial Solutions Inc	216,621	49,409,084
CACI International Inc (b)	40,645	25,082,030
Cbiz Inc (b)	91,667	4,464,183
Clarivate PLC (b)(c)	814,301	3,061,772
Concentrix Corp (c)	84,641	3,064,851
Conduent Inc (b)	267,692	519,322
CRA International Inc	12,412	2,188,732
CSG Systems International Inc	50,528	3,980,091
Cycurion Inc (b)(c)	1,265	4,693
Dayforce Inc (b)	294,763	20,368,123
DLH Holdings Corp (b)	20,883	129,683
Equifax Inc	228,871	48,605,334
ExlService Holdings Inc (b)	299,096	11,883,084
Exponent Inc	94,486	6,831,338
Falcon's Beyond Global Inc Class A	32,027	653,991
First Advantage Corp (b)	154,963	2,150,886
FiscalNote Holdings Inc Class A (b)(c)	13,088	30,757
Forrester Research Inc (b)	20,735	149,085
Franklin Covey Co (b)	21,311	335,009
FTI Consulting Inc (b)	58,644	9,567,769
GEE Group Inc (b)	276,653	52,619
Genpact Ltd	299,991	13,217,603
Heidrick & Struggles International Inc	37,497	2,207,448
HireQuest Inc	10,496	91,210
Huron Consulting Group Inc (b)	29,835	4,911,139
ICF International Inc	34,566	2,697,531
Innodata Inc (b)(c)	59,052	3,393,718
Insperity Inc	65,592	2,319,989
Jacobs Solutions Inc	221,224	29,823,207
KBR Inc	239,114	9,856,279
Kelly Services Inc Class A	57,468	496,524
Kforce Inc	31,278	919,573
Korn Ferry	95,763	6,298,333
Legalzoom.com Inc (b)	212,948	1,986,805
Leidos Holdings Inc	237,348	45,357,203
ManpowerGroup Inc	86,166	2,478,134
Mastech Digital Inc (b)	9,178	72,323
Maximus Inc	103,643	8,922,626
Mistras Group Inc (b)	35,445	424,986
Nixxy Inc (b)	37,287	39,897
Parsons Corp (b)	98,636	8,352,496
Paychex Inc	599,470	66,954,805
Paycom Software Inc	92,341	14,882,599
Paylocity Holding Corp (b)	82,634	12,174,467
Planet Labs PBC Class A (b)	462,623	5,505,214
Professional Diversity Network Inc (b)	961	1,845
Rcm Technologies Inc (b)	10,379	203,221
Resolute Holdings Management Inc	6,705	1,191,076
Resources Connection Inc	62,941	304,320
Robert Half Inc	185,154	5,006,564
Science Applications International Corp	87,157	7,513,805
Skillsoft Corp Class A (b)	8,141	81,329
Spire Global Inc Class A (b)	59,704	488,976
SS&C Technologies Holdings Inc	388,274	33,368,268
Star Equity Holdings Inc (b)	3,714	37,697
TIC Solutions Inc	304,471	2,959,458
TransUnion	360,149	30,630,672
TriNet Group Inc	56,735	3,324,671
TrueBlue Inc (b)	54,721	268,133
TTEC Holdings Inc (b)(c)	34,806	116,948
UL Solutions Inc Class A	115,809	10,562,939
Upwork Inc (b)	245,853	4,853,138
Verisk Analytics Inc	258,375	58,152,461
Verra Mobility Corp Class A (b)	296,871	6,477,725
Where Food Comes From Inc (b)	2,752	32,253
Willdan Group Inc (b)	25,336	2,556,402
		827,458,331
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	193,120	12,346,162
Alta Equipment Group Inc Class A	37,177	181,424
Applied Industrial Technologies Inc	70,364	18,211,610
BlueLinx Holdings Inc (b)	15,551	970,227
Boise Cascade Co	70,330	5,361,959
Core & Main Inc Class A (b)	349,738	16,906,335
Custom Truck One Source Inc Class A (b)(c)	102,137	652,655
Distribution Solutions Group Inc (b)	16,832	467,256
DNOW Inc (b)	343,800	4,799,448
DXP Enterprises Inc/TX (b)	23,446	2,203,690
EVI Industries Inc	9,774	199,781
Fastenal Co	2,121,208	85,696,803
Ferguson Enterprises Inc	364,503	91,734,470
FTAI Aviation Ltd	189,769	32,875,582
GATX Corp	66,024	10,559,218
Global Industrial Co	26,452	757,585
Herc Holdings Inc	56,726	7,616,600
Hudson Technologies Inc (b)	76,504	520,227
iPower Inc (b)(c)	891	9,569
Karat Packaging Inc	13,555	298,752
McGrath RentCorp	45,401	4,679,935
MSC Industrial Direct Co Inc Class A	84,598	7,525,838
NPK International Inc (b)	159,287	1,960,823
QXO Inc (b)(c)	898,948	16,837,296
Rush Enterprises Inc Class A	124,379	6,475,171
Rush Enterprises Inc Class B	3,481	185,781
SiteOne Landscape Supply Inc (b)	82,841	11,123,889
Titan Machinery Inc (b)	38,369	710,594
Transcat Inc (b)(c)	17,217	973,449
United Rentals Inc	118,966	96,978,705
Watsco Inc	64,517	22,348,689
Wesco International Inc	89,668	23,978,120
Willis Lease Finance Corp	5,267	646,314
WW Grainger Inc	81,337	77,158,718
Xometry Inc Class A (b)	81,000	4,736,070
		568,688,745
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)	5,426	3,582
Sky Harbour Group Corp Class A (b)(c)	40,862	377,565
		381,147
TOTAL INDUSTRIALS		11,384,923,767

Information Technology - 32.4%
Communications Equipment - 0.9%
Actelis Networks Inc (b)(c)	813	2,519
ADTRAN Holdings Inc (b)	132,153	1,047,973
Applied Optoelectronics Inc (b)(c)	109,186	2,924,001
Arista Networks Inc (b)	1,906,350	249,121,818
Aviat Networks Inc (b)	21,926	484,784
BK Technologies Corp (b)	6,725	430,333
Calix Inc (b)	109,081	6,028,907
Cambium Networks Corp (b)	18,981	37,962
Ciena Corp (b)	261,406	53,381,719
Cisco Systems Inc	7,322,747	563,412,154
Clearfield Inc (b)	21,334	626,366
ClearOne Inc (b)	1,585	8,353
CommScope Holding Co Inc (b)	407,947	8,052,874
Comtech Telecommunications Corp (b)	49,970	152,908
Digi International Inc (b)	67,373	2,818,213
Extreme Networks Inc (b)	248,208	4,343,640
F5 Inc (b)	106,108	25,376,789
Franklin Wireless Corp	19,440	86,508
Genasys Inc (b)	81,699	182,189
Harmonic Inc (b)	213,667	2,042,657
Inseego Corp (b)(c)	20,933	228,798
KVH Industries Inc (b)	26,523	158,873
Lantronix Inc (b)	55,433	283,817
Lumentum Holdings Inc (b)	129,198	42,010,022
Motorola Solutions Inc	307,990	113,857,743
Netgear Inc (b)	53,422	1,413,012
NetScout Systems Inc (b)	127,898	3,437,898
Network-1 Technologies Inc	15,056	20,627
Ondas Holdings Inc (b)(c)	614,874	4,857,505
Optical Cable Corp (b)	13,770	111,537
Ribbon Communications Inc (b)	161,677	462,396
Ubiquiti Inc	7,807	4,552,184
Viasat Inc (b)	248,131	8,518,337
Viavi Solutions Inc (b)	410,529	7,364,890
		1,107,840,306
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)(c)	51,304	325,780
Acorn Energy Inc (b)	1,692	24,822
Advanced Energy Industries Inc	69,665	14,712,551
Aeva Technologies Inc (b)	50,487	562,930
AEye Inc Class A (b)	66,876	175,215
Airgain Inc (b)	19,180	78,063
Amphenol Corp Class A	2,257,984	318,149,946
AmpliTech Group Inc (b)	32,770	108,141
AmpliTech Group Inc rights 12/10/2025 (b)(c)(d)	65,614	0
Arlo Technologies Inc (b)	190,061	2,755,885
Arrow Electronics Inc (b)	95,002	10,261,166
Astrotech Corp (b)	4,014	13,046
Avnet Inc	155,286	7,377,638
Badger Meter Inc	54,377	9,708,470
Bel Fuse Inc Class A	2,791	367,128
Bel Fuse Inc Class B	19,918	3,067,970
Belden Inc	73,623	8,348,848
Benchmark Electronics Inc	66,135	2,971,446
CDW Corp/DE	242,361	34,953,303
Climb Global Solutions Inc	7,187	726,318
Coda Octopus Group Inc (b)	13,223	116,098
Cognex Corp	310,693	11,837,403
Coherent Corp (b)	287,521	47,228,199
Corning Inc	1,442,236	121,436,271
CPS Technologies Corp (b)	18,984	65,305
Crane NXT Co	90,884	5,116,769
CTS Corp	55,407	2,345,378
Daktronics Inc (b)	76,995	1,457,515
Data I/O Corp (b)	19,731	55,444
ePlus Inc	48,364	4,333,414
Evolv Technologies Holdings Inc Class A (b)	260,415	1,664,052
Flex Ltd (b)	694,124	41,029,670
Focus Universal Inc (b)(c)	4,563	15,104
Forward Industries Inc (b)(c)	989	8,802
Frequency Electronics Inc (b)	14,352	411,041
Identiv Inc (b)	41,074	138,419
Insight Enterprises Inc (b)	58,151	5,034,132
Interlink Electronics Inc	8,509	30,803
IPG Photonics Corp (b)	47,193	3,758,451
Itron Inc (b)	84,071	8,326,392
Jabil Inc	198,542	41,834,785
Key Tronic Corp (b)	25,151	65,393
Keysight Technologies Inc (b)	318,298	63,007,089
Kimball Electronics Inc (b)	46,189	1,334,862
Knowles Corp (b)	162,099	3,643,986
LGL Group Inc/The (b)	4,194	24,439
LightPath Technologies Inc Class A (b)	71,686	526,892
Lightwave Logic Inc (b)(c)	235,596	1,022,487
Littelfuse Inc	45,778	11,720,084
M-Tron Industries Inc (b)	4,264	220,321
M-Tron Industries Inc warrants 4/25/2028 (b)	4,312	3,449
Methode Electronics Inc	66,854	506,753
MicroVision Inc (b)(c)	521,360	491,069
Mirion Technologies Inc Class A (b)	451,323	11,743,424
MultiSensor AI Holdings Inc (b)	51,631	33,106
Napco Security Technologies Inc	67,044	2,708,578
Neonode Inc (b)	23,956	53,422
nLight Inc (b)	90,644	3,193,388
Nortech Systems Inc (b)	192	1,331
Novanta Inc (b)	66,215	7,525,997
OSI Systems Inc (b)	28,985	7,850,587
Ouster Inc Class A (b)	106,986	2,456,399
PC Connection Inc	22,798	1,323,196
Plexus Corp (b)	50,532	7,223,549
Powerfleet Inc NJ (b)(c)	212,221	1,054,738
Ralliant Corp	208,809	10,308,900
Red Cat Holdings Inc (b)(c)	186,896	1,386,768
Research Frontiers Inc (b)	55,690	105,254
RF Industries Ltd (b)	18,966	117,969
Richardson Electronics Ltd/United States	22,923	239,775
Rogers Corp (b)	30,934	2,592,579
Sanmina Corp (b)	98,476	15,378,505
ScanSource Inc (b)	39,702	1,632,546
Scantech AI Systems Inc (c)	37,173	15,605
SmartRent Inc Class A (b)	321,978	553,802
Sono-Tek Corp (b)	28,746	104,348
Syntec Optics Holdings Inc Class A (b)	11,970	20,708
Taitron Components Inc Class A	2,875	3,421
TD SYNNEX Corp	142,050	21,659,784
Teledyne Technologies Inc (b)	86,630	43,273,418
Trimble Inc (b)	440,783	35,888,552
TTM Technologies Inc (b)	190,439	13,365,009
VerifyMe Inc (b)	25,759	19,283
Vishay Intertechnology Inc	231,780	3,168,433
Vishay Precision Group Inc (b)	23,802	812,600
Vontier Corp	269,665	9,783,446
Vuzix Corp (b)(c)	123,164	331,311
Wrap Technologies Inc (b)(c)	63,492	137,143
Zebra Technologies Corp Class A (b)	93,915	23,737,016
		1,023,302,827
IT Services - 1.2%
Accenture PLC Class A	1,152,234	288,058,500
Akamai Technologies Inc (b)	264,639	23,690,483
Applied Digital Corp (b)(c)	429,908	11,650,507
ASGN Inc (b)	80,735	3,633,882
Backblaze Inc Class A (b)	99,239	470,393
BigBear.ai Holdings Inc (b)(c)	688,458	4,364,824
Brand Engagement Network Inc Class A (b)	7,944	3,131
Castellum Inc (b)(c)	132,463	139,086
CISO Global Inc (b)	42,159	22,407
Cloudastructure Inc Class A (c)	27,212	31,293
Cloudflare Inc Class A (b)	578,942	115,909,978
Cognizant Technology Solutions Corp Class A	903,501	70,211,063
Commerce.com Inc (b)	122,785	563,583
CoreWeave Inc Class A (b)(c)	403,588	29,510,355
Crexendo Inc (b)	24,792	173,048
CSP Inc	11,297	129,464
Data Storage Corp (b)	10,144	44,835
DigitalOcean Holdings Inc (b)	126,296	5,622,698
DXC Technology Co (b)	334,713	4,418,212
EPAM Systems Inc (b)	102,766	19,217,242
Fastly Inc Class A (b)	253,704	2,958,189
Gartner Inc (b)	140,278	32,648,302
Glimpse Group Inc/The (b)	26,483	32,838
GoDaddy Inc Class A (b)	255,937	32,724,105
Grid Dynamics Holdings Inc (b)	117,289	1,027,452
Hackett Group Inc/The	46,046	850,470
IBM Corporation	1,722,728	531,599,406
Information Services Group Inc	67,104	361,020
Kyndryl Holdings Inc (b)	427,752	11,048,834
MongoDB Inc Class A (b)	151,334	50,298,882
Okta Inc Class A (b)	308,543	24,785,259
Rackspace Technology Inc (b)	156,493	165,883
Research Solutions Inc/CA (b)	45,632	139,634
Snowflake Inc (b)	617,346	155,102,009
TSS Inc/MD (b)(c)	45,092	434,236
Tucows Inc Class A (b)	18,279	396,106
Twilio Inc Class A (b)	283,382	36,751,812
Unisys Corp (b)	125,152	335,407
VeriSign Inc	155,449	39,171,594
Whitefiber Inc (c)	18,348	393,198
WidePoint Corp (b)	14,118	96,991
XTI Aerospace Inc (b)	29,743	48,481
		1,499,235,092
Semiconductors & Semiconductor Equipment - 12.9%
ACM Research Inc Class A (b)	96,677	3,229,979
Advanced Micro Devices Inc (b)	3,001,283	652,869,091
Aehr Test Systems (b)(c)	52,117	1,197,127
Aeluma Inc (b)	19,305	270,656
Alpha & Omega Semiconductor Ltd (b)	44,906	910,694
Ambarella Inc (b)	74,881	5,554,673
Ambiq Micro Inc	7,829	191,889
Amkor Technology Inc	211,527	7,697,468
Amtech Systems Inc (b)	20,823	163,461
Analog Devices Inc	917,730	243,510,478
Applied Materials Inc	1,484,293	374,412,909
Ascent Solar Technologies Inc (b)	2,280	3,761
Astera Labs Inc (b)	239,422	37,725,725
Atomera Inc (b)(c)	57,293	142,087
Axcelis Technologies Inc (b)	58,577	4,848,418
AXT Inc (b)	74,681	799,087
Blaize Holdings Inc Class A (b)	95,453	238,633
Broadcom Inc	8,698,030	3,504,958,169
CEVA Inc (b)	43,394	936,876
Cirrus Logic Inc (b)	94,972	11,428,930
Cohu Inc (b)	85,570	2,081,062
Credo Technology Group Holding Ltd (b)	278,884	49,529,798
CVD Equipment Corp (b)	12,479	43,177
Diodes Inc (b)	86,680	4,005,483
Enphase Energy Inc (b)	241,902	6,978,873
Entegris Inc	280,694	21,652,735
Everspin Technologies Inc (b)	34,833	279,361
First Solar Inc (b)	198,043	54,049,896
FormFactor Inc (b)	143,037	7,869,896
GCT Semiconductor Holding Inc Class A (b)(c)	63,584	83,931
GSI Technology Inc (b)(c)	44,072	280,298
Ichor Holdings Ltd (b)	61,998	1,041,566
Impinj Inc (b)	47,841	8,222,433
Intel Corp (b)	8,095,116	328,337,905
inTEST Corp (b)	21,005	169,300
KLA Corp	244,055	286,879,331
Kopin Corp (b)	291,551	711,384
Lam Research Corp	2,340,759	365,158,404
Lattice Semiconductor Corp (b)	252,903	17,756,320
MACOM Technology Solutions Holdings Inc (b)	118,637	20,760,289
Marvell Technology Inc	1,595,105	142,602,387
MaxLinear Inc Class A (b)	147,977	2,304,002
Microchip Technology Inc	997,873	53,466,035
Micron Technology Inc	2,069,732	489,450,223
MKS Inc	123,799	19,360,926
Mobix Labs Inc Class A (b)(c)	45,896	21,056
Monolithic Power Systems Inc	88,539	82,179,244
Navitas Semiconductor Corp Class A (b)(c)	340,140	2,972,824
NVE Corp	9,154	585,307
NVIDIA Corp	45,122,081	7,986,608,337
ON Semiconductor Corp (b)	756,917	38,027,510
Onto Innovation Inc (b)	90,806	12,999,787
PDF Solutions Inc (b)	57,212	1,550,445
Penguin Solutions Inc (b)(c)	88,943	1,799,317
Peraso Inc (b)	4,399	4,102
Photronics Inc (b)	115,918	2,655,681
Pixelworks Inc (b)(c)	7,763	53,409
Power Integrations Inc	104,137	3,499,003
Qnity Electronics Inc	386,361	31,330,013
Qorvo Inc (b)	155,843	13,385,355
QUALCOMM Inc	1,994,600	335,272,314
QuickLogic Corp (b)(c)	25,108	158,180
Rambus Inc (b)	199,122	19,030,090
Rigetti Computing Inc Class A (b)	597,852	15,287,076
Semtech Corp (b)	159,673	11,841,350
Silicon Laboratories Inc (b)	60,314	7,694,860
SiTime Corp (b)	40,306	11,999,096
SkyWater Technology Inc (b)	50,967	784,382
Skyworks Solutions Inc	274,802	18,123,192
SolarEdge Technologies Inc (b)(c)	108,637	3,968,510
Synaptics Inc (b)	71,603	4,905,522
Teradyne Inc	293,714	53,423,639
Texas Instruments Inc	1,681,284	282,909,659
Trio-Tech International (b)	4,182	35,875
Ultra Clean Holdings Inc (b)	82,561	2,093,747
Universal Display Corp	82,050	9,758,207
Veeco Instruments Inc (b)	110,546	3,231,260
		15,692,353,475
Software - 9.9%
8x8 Inc (b)	248,039	481,196
A10 Networks Inc	135,107	2,326,543
ACCESS Newswire Inc (b)	5,819	48,472
ACI Worldwide Inc (b)	189,933	8,900,260
Adeia Inc	199,166	2,463,683
Adobe Inc (b)	784,661	251,193,526
Agilysys Inc (b)	47,411	5,829,657
Airship AI Holdings Inc Class A (b)(c)	34,807	128,090
Alarm.com Holdings Inc (b)	91,844	4,772,214
Alkami Technology Inc (b)(c)	147,098	3,136,129
Alpha Modus Holdings Inc Class A (b)	11,345	8,767
Amplitude Inc Class A (b)	168,074	1,727,801
Appfolio Inc Class A (b)	42,285	9,652,820
Appian Corp Class A (b)	75,444	3,047,938
AppLovin Corp Class A (b)	500,685	300,150,644
Arteris Inc (b)	55,426	794,809
Asana Inc Class A (b)	173,060	2,229,013
Atlassian Corp Class A (b)	305,816	45,725,608
AudioEye Inc (b)(c)	12,494	154,426
Aurora Innovation Inc Class A (b)(c)	2,117,050	8,870,440
authID Inc (b)(c)	22,982	29,417
Autodesk Inc (b)	395,979	120,116,270
AvePoint Inc Class A (b)	253,543	3,296,059
Aware Inc/MA (b)	30,284	66,019
Bentley Systems Inc Class B	274,219	11,506,229
BILL Holdings Inc (b)	169,876	8,519,281
Bit Digital Inc (b)(c)	604,184	1,437,958
BitMine Immersion Technologies Inc (b)	319,996	10,598,268
Blackbaud Inc (b)	69,643	3,926,472
Blackboxstocks Inc (b)	4,670	32,597
BlackLine Inc (b)	94,922	5,409,605
Blend Labs Inc Class A (b)(c)	422,768	1,335,947
Box Inc Class A (b)	267,295	7,895,894
Braze Inc Class A (b)	151,427	4,345,955
Bridgeline Digital Inc (b)	21,258	21,471
BTCS Inc	73,348	233,247
Btcs Inc Series V (d)	11,578	0
C3.ai Inc Class A (b)(c)	219,222	3,167,758
Cadence Design Systems Inc (b)	504,107	157,200,727
Ccc Intelligent Solutions Holdings Inc Class A (b)	1,094,243	8,152,110
Cerence Inc (b)(c)	79,564	881,569
CID Holdco Inc	3,058	5,168
Cipher Mining Inc (b)(c)	538,615	10,960,815
Circle Internet Group Inc Class A	97,971	7,830,822
Cleanspark Inc (b)(c)	517,566	7,815,247
Clear Secure Inc Class A	160,955	5,713,903
Clearwater Analytics Holdings Inc Class A (b)	530,387	11,700,337
Commvault Systems Inc (b)	82,660	10,208,510
Confluent Inc Class A (b)	541,572	12,049,977
Consensus Cloud Solutions Inc (b)	33,635	734,588
Core Scientific Inc (b)(c)	562,139	9,494,528
Crowdstrike Holdings Inc Class A (b)	461,027	234,736,507
CS Disco Inc (b)	42,968	307,651
CXApp Inc Class A (b)(c)	25,936	11,982
CYNGN Inc (b)(c)	11,472	41,184
Daily Journal Corp (b)(c)	1,712	784,764
Datadog Inc Class A (b)	597,417	95,592,694
Digimarc Corp (b)(c)	26,743	214,211
Digital Turbine Inc (b)	175,926	842,686
Docusign Inc (b)	373,967	25,934,611
Dolby Laboratories Inc Class A	113,607	7,662,792
Domo Inc Class B (b)	63,653	728,190
Dropbox Inc Class A (b)	341,696	10,209,876
Duos Technologies Group Inc (b)(c)	23,637	238,025
Dynatrace Inc (b)	557,931	24,861,405
eGain Corp (b)	35,073	365,461
Elastic NV (b)	171,285	12,080,731
EverCommerce Inc (b)(c)	31,691	275,078
Exodus Movement Inc Class A (b)(c)	11,079	183,025
Expensify Inc Class A (b)	89,714	139,057
Fair Isaac Corp (b)	44,348	80,084,949
Five9 Inc (b)	145,748	2,855,203
Fortinet Inc (b)	1,203,591	97,647,338
Freshworks Inc Class A (b)	366,199	4,445,656
Gen Digital Inc	1,036,925	27,343,712
Gitlab Inc Class A (b)	256,905	10,548,519
Greenidge Generation Holdings Inc Class A (b)(c)	17,056	26,607
Guidewire Software Inc (b)	155,918	33,675,170
HubSpot Inc (b)	97,570	35,839,412
I3 Verticals Inc Class A (b)(c)	41,712	987,323
Intapp Inc (b)	102,444	4,424,556
Intellicheck Inc (b)	38,108	241,224
Intellinetics Inc (b)	5,053	44,012
InterDigital Inc	47,634	17,041,064
Intrusion Inc (b)	32,365	45,958
Intuit Inc	515,877	327,107,288
Inuvo Inc (b)	22,632	65,859
Iveda Solutions Inc (b)(c)	5,496	6,156
Jamf Holding Corp (b)	161,459	2,087,665
Kaltura Inc (b)	146,329	215,104
Klaviyo Inc Class A (b)	228,629	6,529,644
Life360 Inc (b)	143,050	11,388,211
LivePerson Inc (b)	8,873	44,188
LiveRamp Holdings Inc (b)	122,129	3,523,422
LM Funding America Inc (b)(c)	4,607	4,563
Manhattan Associates Inc (b)	111,832	19,732,756
MARA Holdings Inc (b)(c)	683,232	8,068,970
Marin Software Inc (b)(d)	2,863	2,290
Microsoft Corp	13,745,697	6,763,020,382
Mitek Systems Inc (b)	83,897	743,327
Myseum Inc (b)	5,809	11,967
N-able Inc/US (b)	131,695	948,204
nCino Inc (b)	197,540	4,879,238
NCR Voyix Corp (b)	260,505	2,633,706
NetSol Technologies Inc (b)	22,543	67,854
NextNav Inc Class A (b)	165,869	2,356,998
NextTrip Inc (b)(c)	5,813	21,566
Nutanix Inc Class A (b)	495,745	23,696,611
Oblong Inc (b)	2,368	5,068
ON24 Inc (b)(c)	68,505	387,738
OneSpan Inc	66,206	807,713
Onestream Inc Class A (b)	143,797	2,995,292
Ooma Inc (b)	46,447	522,064
Oracle Corp	3,064,855	618,947,467
PagerDuty Inc (b)	167,271	2,007,252
Palantir Technologies Inc Class A (b)	4,206,013	708,502,891
Palo Alto Networks Inc (b)	1,235,615	234,927,480
PAR Technology Corp (b)	76,046	2,624,347
Pegasystems Inc	171,132	9,372,900
Phunware Inc (b)(c)	36,649	75,863
Pivotal Software Inc rights (b)(d)	130,247	1
Porch Group Inc (b)(c)	178,786	1,732,436
Procore Technologies Inc (b)	213,491	15,811,143
Progress Software Corp (b)(c)	79,591	3,295,863
PROS Holdings Inc (b)	87,601	2,035,847
PTC Inc (b)	221,256	38,814,940
Q2 Holdings Inc (b)	115,366	8,321,350
Qualys Inc (b)	67,290	9,477,797
Rapid7 Inc (b)	109,311	1,713,996
reAlpha Tech Corp (b)(c)	79,696	41,569
Red Violet Inc (c)	24,251	1,314,162
Rekor Systems Inc (b)(c)	224,182	394,560
ReposiTrak Inc	22,283	300,375
Rimini Street Inc (b)	86,505	329,584
RingCentral Inc Class A (b)	147,759	4,172,714
Riot Platforms Inc (b)	596,424	9,620,319
Roper Technologies Inc	198,822	88,718,353
Rubrik Inc Class A (b)	247,221	17,137,360
SailPoint Inc (c)	135,514	2,496,168
Salesforce Inc	1,768,341	407,673,334
Samsara Inc Class A (b)	553,414	21,046,334
SEMrush Holdings Inc Class A (b)	89,068	1,053,674
SentinelOne Inc Class A (b)	586,837	9,512,628
Servicenow Inc (b)	384,777	312,596,683
ServiceTitan Inc Class A (b)	101,526	9,072,363
Signing Day Sports Inc (b)	1,716	2,196
Silvaco Group Inc (b)(c)	16,271	74,033
Smith Micro Software Inc (b)	37,664	22,659
Soluna Holdings Inc (b)(c)	45,292	77,449
SoundHound AI Inc Class A (b)(c)	691,189	8,328,827
SoundThinking Inc (b)	16,689	103,806
Sprinklr Inc Class A (b)	214,998	1,554,436
Sprout Social Inc Class A (b)	98,452	981,566
SPS Commerce Inc (b)	69,973	5,830,150
Strategy Inc Class A (b)	487,646	86,401,118
Synchronoss Technologies Inc (b)	17,429	84,531
Synopsys Inc (b)	342,381	143,118,682
T Stamp Inc Class A (b)(c)	2,323	9,710
Tao Synergies Inc (b)	3,455	26,189
Telos Corp (b)	100,777	582,491
Tenable Holdings Inc (b)	226,830	6,015,532
Teradata Corp (b)	175,107	5,015,064
Terawulf Inc (b)(c)	573,264	8,891,325
Thumzup Media Corp (b)(c)	14,555	57,929
TON Strategy Co (b)	91,786	312,990
Tyler Technologies Inc (b)	80,118	37,625,015
UiPath Inc Class A (b)	782,988	10,852,214
Unity Software Inc (b)	625,616	26,601,192
Upland Software Inc (b)	46,648	85,832
Urgent.ly Inc (b)	2,070	3,974
Varonis Systems Inc (b)	206,986	6,845,027
Veea Inc Class A (b)	32,012	16,198
Veritone Inc (b)	80,139	349,406
Vertex Inc Class A (b)	137,898	2,712,454
Viant Technology Inc Class A (b)	29,851	316,719
VirnetX Holding Corp (b)(c)	5,781	128,049
Weave Communications Inc (b)	136,732	872,350
Workday Inc Class A (b)	399,230	86,081,973
Workiva Inc Class A (b)	96,192	8,903,532
Xperi Inc (b)	81,757	473,373
Yext Inc (b)	200,307	1,686,585
Zeta Global Holdings Corp Class A (b)	359,778	6,565,949
Zoom Communications Inc Class A (b)	480,703	40,840,527
Zscaler Inc (b)	183,973	46,269,210
		12,076,525,276
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	27,443,724	7,652,682,437
AstroNova Inc (b)	11,503	87,423
Boxlight Corp Class A (b)(c)	1,653	1,487
CompoSecure Inc Class A (b)	90,355	1,795,354
Corsair Gaming Inc (b)	84,178	548,841
CPI Card Group Inc (b)	9,640	130,236
Dell Technologies Inc Class C	560,520	74,745,342
Diebold Nixdorf Inc (b)	68,607	4,426,524
Eastman Kodak Co (b)(c)	111,359	850,783
Hewlett Packard Enterprise Co	2,422,448	52,978,938
HP Inc	1,737,620	42,432,680
Immersion Corp	57,038	405,540
IonQ Inc (b)(c)	549,069	27,069,102
Movano Inc (b)(c)	1,059	11,120
NetApp Inc	370,887	41,376,154
One Stop Systems Inc (b)	34,683	211,219
Pure Storage Inc Class A (b)	574,117	51,073,448
Quantum Computing Inc (b)(c)	250,954	2,936,162
Quantum Corp (b)(c)	12,987	101,948
Sandisk Corp/DE	255,159	56,971,902
Seagate Technology Holdings PLC	393,001	108,739,447
Socket Mobile Inc (b)	1,516	1,985
Sonim Technologies Inc (b)(c)	184	1,053
Super Micro Computer Inc (b)(c)	926,948	31,377,190
TransAct Technologies Inc (b)	21,933	97,383
Turtle Beach Corp (b)	30,395	421,883
Western Digital Corp	641,052	104,703,023
Xerox Holdings Corp (c)	218,656	607,864
		8,256,786,468
TOTAL INFORMATION TECHNOLOGY		39,656,043,444

Materials - 2.0%
Chemicals - 1.0%
AdvanSix Inc	49,314	758,942
Air Products and Chemicals Inc	411,726	107,481,073
Albemarle Corp	217,360	28,254,626
Alto Ingredients Inc (b)	143,597	366,172
American Vanguard Corp (b)	50,177	233,825
Arq Inc (b)	56,865	211,538
Ashland Inc	86,698	4,586,324
ASP Isotopes Inc (b)(c)	178,687	1,111,433
Aspen Aerogels Inc (b)(c)	121,420	390,972
Avient Corp	172,405	5,273,869
Axalta Coating Systems Ltd (b)	400,024	12,052,723
Balchem Corp	60,550	9,458,516
Cabot Corp	99,413	6,220,271
Celanese Corp	202,679	8,441,580
CF Industries Holdings Inc	299,094	23,538,698
Chemours Co/The	278,279	3,559,188
Core Molding Technologies Inc (b)	14,117	266,811
Corteva Inc	1,256,929	84,805,001
Dow Inc	1,309,409	31,229,405
DuPont de Nemours Inc	772,722	30,731,154
Eastman Chemical Co	212,615	13,199,139
Ecolab Inc	471,825	129,827,368
Ecovyst Inc (b)	202,627	1,864,168
Element Solutions Inc	420,555	10,900,786
Flotek Industries Inc (b)(c)	27,714	396,033
FMC Corp	230,888	3,299,390
Hawkins Inc	38,714	5,033,594
HB Fuller Co	100,008	5,828,466
Huntsman Corp	304,858	3,176,620
Ingevity Corp (b)	66,718	3,484,681
Innospec Inc	45,459	3,398,515
International Flavors & Fragrances Inc	473,404	32,892,110
Intrepid Potash Inc (b)	18,019	455,881
Koppers Holdings Inc	37,429	1,110,518
Kronos Worldwide Inc	39,517	200,351
Linde PLC	867,067	355,774,932
LSB Industries Inc (b)	95,043	848,734
LyondellBasell Industries NV Class A1	475,848	23,311,794
Mativ Holdings Inc	98,745	1,233,325
Minerals Technologies Inc	57,848	3,392,785
Mosaic Co/The	586,367	14,360,128
NewMarket Corp	14,428	11,016,211
Northern Technologies International Corp	15,743	117,128
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	211,902	4,471,132
Origin Materials Inc Class A (b)	231,956	109,506
Perimeter Solutions Inc (b)	258,003	7,193,124
PPG Industries Inc	416,660	41,682,666
PureCycle Technologies Inc (b)(c)	268,518	2,362,958
Quaker Chemical Corp	25,139	3,465,411
Rayonier Advanced Materials Inc (b)	119,878	782,803
RPM International Inc	237,041	25,422,647
Scotts Miracle-Gro Co/The	81,429	4,610,510
Sensient Technologies Corp	78,246	7,628,203
Sherwin-Williams Co/The	429,006	147,445,073
Solesence Inc (b)	40,284	92,250
Solstice Advanced Materials Inc	292,987	13,969,620
Stepan Co	38,493	1,744,888
Trinseo PLC	66,012	64,315
Tronox Holdings PLC	214,981	890,021
Valhi Inc	4,069	51,595
Westlake Corp	62,262	4,159,724
		1,250,241,224
Construction Materials - 0.3%
Amrize Ltd (United States)	951,391	49,006,150
CRH PLC	1,243,158	149,129,234
Eagle Materials Inc	59,753	13,367,941
Knife River Corp (b)(c)	104,667	7,833,278
Martin Marietta Materials Inc	111,267	69,346,045
Smith-Midland Corp (b)(c)	8,108	282,321
United States Lime & Minerals Inc	19,254	2,340,709
Vulcan Materials Co	244,569	72,695,690
		364,001,368
Containers & Packaging - 0.2%
Amcor PLC	4,270,974	36,388,698
AptarGroup Inc	121,788	15,193,053
Avery Dennison Corp	144,129	24,843,516
Ball Corp	503,790	24,952,719
Crown Holdings Inc	212,167	20,544,131
Eightco Holdings Inc (b)(c)	4,068	10,657
Graphic Packaging Holding CO	548,799	8,879,568
Greif Inc Class A	40,313	2,645,742
Greif Inc Class B	16,432	1,169,630
International Paper Co	977,716	38,600,228
Myers Industries Inc	69,790	1,260,407
O-I Glass Inc (b)	288,922	3,894,669
Packaging Corp of America	165,441	33,761,545
Ranpak Holdings Corp Class A (b)	83,264	411,324
Sealed Air Corp	272,003	11,682,529
Silgan Holdings Inc	163,968	6,499,692
Smurfit WestRock PLC	965,191	34,447,667
Sonoco Products Co (c)	181,472	7,652,674
TriMas Corp	60,502	2,061,303
		274,899,752
Metals & Mining - 0.5%
5E Advanced Materials Inc (b)(c)	6,726	26,837
Adapti Inc (b)	199	641
Alcoa Corp	478,711	19,981,397
Alpha Metallurgical Resources Inc (b)	20,480	3,260,621
American Battery Technology Co (b)	168,524	630,280
Ampco-Pittsburgh Corp (b)	29,612	76,695
Ascent Industries Co (b)	17,285	244,928
Century Aluminum Co (b)	97,633	2,926,061
Cleveland-Cliffs Inc (b)(c)	1,051,571	13,712,486
Coeur Mining Inc (b)	1,189,738	20,546,775
Commercial Metals Co	207,735	13,249,338
Compass Minerals International Inc (b)	63,527	1,206,378
Contango ORE Inc (b)	17,467	423,051
Dakota Gold Corp (b)(c)	148,615	694,032
Freeport-McMoRan Inc	2,656,440	114,173,792
Friedman Industries Inc	13,325	270,364
Gold Resource Corp (b)	256,274	201,688
Hecla Mining Co	1,221,104	20,538,969
Hycroft Mining Holding Corp (b)	93,940	1,099,098
Idaho Strategic Resources Inc (b)(c)	23,893	948,313
Inno Holdings Inc (b)	8,157	1,821
Ivanhoe Electric Inc / US (b)(c)	195,142	2,792,482
Kaiser Aluminum Corp	29,389	2,822,813
Materion Corp	38,777	4,738,162
Metallus Inc (b)	67,968	1,149,339
MP Materials Corp (b)(c)	249,150	15,434,843
Newmont Corp	2,031,875	184,352,020
Nucor Corp	424,570	67,714,670
Olympic Steel Inc	17,623	685,358
Paramount Gold Nevada Corp (b)	118,473	143,352
Ramaco Resources Inc Class A (b)	68,229	1,070,513
Ramaco Resources Inc Class B	20,808	260,308
ReElement Technologies Corp (d)	30,998	0
Reliance Inc	97,119	27,127,279
Royal Gold Inc	149,523	30,478,768
Ryerson Holding Corp	49,951	1,145,376
Solitario Resources Corp (b)	45,767	28,330
Steel Dynamics Inc	255,944	42,955,082
SunCoke Energy Inc	155,060	1,010,991
Tredegar Corp (b)	49,723	387,839
United States Antimony Corp (b)	193,210	1,180,513
US Gold Corp (b)	20,576	355,142
USA Rare Earth Inc Class A (b)(c)	107,565	1,446,749
Warrior Met Coal Inc	97,549	7,637,111
Worthington Steel Inc	60,283	2,034,551
		611,165,156
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	29,388	534,567
Louisiana-Pacific Corp	117,499	9,636,093
Magnera Corp (b)	64,910	919,125
Sylvamo Corp	63,118	2,989,900
		14,079,685
TOTAL MATERIALS		2,514,387,185

Real Estate - 2.3%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	135,013	2,110,253
Alpine Income Property Trust Inc	26,183	454,013
American Assets Trust Inc	88,094	1,717,833
Armada Hoffler Properties Inc Class A	152,401	1,001,275
Broadstone Net Lease Inc Class A	351,530	6,176,382
CTO Realty Growth Inc	53,262	962,977
Essential Properties Realty Trust Inc	365,147	11,560,554
Generation Income Properties Inc (b)	3,170	2,962
Gladstone Commercial Corp	85,338	943,838
Global Net Lease Inc	370,733	3,043,718
Mackenzie Realty Capital Inc	3,122	12,863
Modiv Industrial Inc Class C	16,824	250,678
NexPoint Diversified Real Estate Trust	76,381	220,741
WP Carey Inc	404,845	27,274,408
		55,732,495
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	290,179	15,573,907
American Healthcare REIT Inc	311,146	15,799,994
CareTrust REIT Inc	408,075	15,315,055
Community Healthcare Trust Inc	47,461	739,442
Diversified Healthcare Trust	408,175	1,971,485
Global Medical REIT Inc	24,716	819,830
Healthcare Realty Trust Inc	650,821	11,864,467
Healthpeak Properties Inc	1,285,294	23,469,468
LTC Properties Inc	84,418	3,080,413
Medical Properties Trust Inc (c)	921,690	5,308,934
National Health Investors Inc	88,885	7,064,580
Omega Healthcare Investors Inc	545,236	25,037,237
Sabra Health Care REIT Inc	440,846	8,600,905
Sila Realty Trust Inc	102,384	2,449,025
Strawberry Fields REIT Inc	12,232	153,267
Universal Health Realty Income Trust	25,161	1,022,795
Ventas Inc	839,938	67,724,201
Welltower Inc	1,237,014	257,571,056
		463,566,061
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	410,005	4,874,959
Ashford Hospitality Trust Inc (b)	9,961	35,261
Braemar Hotels & Resorts Inc	104,716	279,592
Chatham Lodging Trust	89,481	606,681
DiamondRock Hospitality Co	380,574	3,467,029
Host Hotels & Resorts Inc	1,182,675	20,850,560
Park Hotels & Resorts Inc	379,873	4,110,226
Pebblebrook Hotel Trust	219,406	2,488,064
RLJ Lodging Trust	280,688	2,116,388
Ryman Hospitality Properties Inc	116,219	11,090,779
Service Properties Trust	313,487	545,467
Sotherly Hotels Inc (b)	17,757	38,355
Summit Hotel Properties Inc	202,461	1,085,191
Sunstone Hotel Investors Inc	367,082	3,435,888
Xenia Hotels & Resorts Inc	180,473	2,523,013
		57,547,453
Industrial REITs - 0.3%
Americold Realty Trust Inc	534,959	5,793,606
EastGroup Properties Inc	98,510	17,848,042
First Industrial Realty Trust Inc	246,063	14,084,646
Industrial Logistics Properties Trust	116,297	644,285
Lineage Inc	108,114	3,872,643
LXP Industrial Trust	108,431	5,258,904
One Liberty Properties Inc	29,964	624,450
Plymouth Industrial REIT Inc	84,716	1,858,669
Prologis Inc	1,716,651	220,641,154
Rexford Industrial Realty Inc	437,635	18,209,992
STAG Industrial Inc Class A	345,394	13,567,076
Terreno Realty Corp	191,919	12,050,594
		314,454,061
Office REITs - 0.1%
Brandywine Realty Trust	326,834	1,121,041
BXP Inc	273,776	19,810,431
City Office Reit Inc	73,522	500,685
COPT Defense Properties	207,590	6,379,241
Cousins Properties Inc	310,171	7,996,208
Creative Media & Community Trust Corp (b)	162	675
Douglas Emmett Inc	307,168	3,744,378
Easterly Government Properties Inc	78,155	1,703,779
Empire State Realty Trust Inc Class A	250,158	1,758,611
Franklin Street Properties Corp	151,613	157,677
Highwoods Properties Inc	199,966	5,559,055
Hudson Pacific Properties Inc (b)	723,868	1,433,259
JBG SMITH Properties	119,125	2,171,649
Kilroy Realty Corp	199,903	8,573,840
NET Lease Office Properties	27,799	819,793
Orion Properties Inc	97,873	220,213
Paramount Group Inc (b)	342,456	2,256,785
Peakstone Realty Trust	67,552	923,436
Piedmont Realty Trust Inc Class A1	230,325	2,013,041
Postal Realty Trust Inc Class A	45,813	711,934
SL Green Realty Corp	131,782	6,210,886
Vornado Realty Trust	298,671	10,997,066
		85,063,683
Real Estate Management & Development - 0.2%
Alset Inc (b)	77,919	213,498
Altisource Portfolio Solutions SA (b)	26,786	258,217
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	25,313	10,631
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	25,313	12,657
American Realty Investors Inc (b)	2,433	38,295
American Strategic Investment Co Class A (b)	6,023	47,582
AMREP Corp (b)	6,344	139,885
Anywhere Real Estate Inc (b)	184,688	2,631,804
CBRE Group Inc Class A (b)	541,988	87,709,919
Compass Inc Class A (b)	847,069	8,826,459
Comstock Holding Cos Inc Class A (b)	6,291	85,872
CoStar Group Inc (b)	782,577	53,841,299
Cushman & Wakefield Ltd	423,750	7,097,813
Douglas Elliman Inc (b)	127,799	338,667
eXp World Holdings Inc	161,529	1,833,354
Fathom Holdings Inc (b)	34,805	44,898
Forestar Group Inc (b)	35,200	898,304
FRP Holdings Inc (b)	25,795	601,281
Howard Hughes Holdings Inc (b)	56,060	5,019,052
InterGroup Corp/The (b)	680	20,373
Jones Lang LaSalle Inc (b)	87,447	28,480,613
JW Mays Inc (b)	47	1,807
Kennedy-Wilson Holdings Inc	222,941	2,169,216
La Rosa Holdings Corp Class A (b)	229	444
Marcus & Millichap Inc	45,493	1,332,945
Maui Land & Pineapple Co Inc (b)	15,098	239,303
Newmark Group Inc Class A	285,601	4,963,745
Offerpad Solutions Inc Class A (b)(c)	21,798	42,070
Opendoor Technologies Inc Class A (b)	1,234,407	9,504,934
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	1	2
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	1	1
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	1	0
RE/MAX Holdings Inc Class A (b)	36,377	299,019
RMR Group Inc/The Class A	34,156	520,879
Seaport Entertainment Group Inc (b)	16,509	354,283
Seritage Growth Properties Class A (b)(c)	75,807	283,518
St Joe Co/The	74,267	4,480,528
Star Holdings (b)	27,250	218,000
Stratus Properties Inc (b)	13,297	294,529
Tejon Ranch Co (b)	47,509	771,071
Transcontinental Realty Investors Inc (b)	2,649	121,801
Zillow Group Inc Class A (b)	114,073	8,253,181
Zillow Group Inc Class C (b)	303,907	22,604,603
		254,606,352
Residential REITs - 0.3%
American Homes 4 Rent Class A	604,208	19,407,161
Apartment Investment and Management Co Class A	238,886	1,364,039
AvalonBay Communities Inc	262,834	47,820,018
Bluerock Homes Trust Inc Class A	8,041	76,389
BRT Apartments Corp	22,606	330,952
Camden Property Trust	197,631	21,016,081
Centerspace	31,081	2,074,968
Clipper Realty Inc	28,397	102,229
Elme Communities	163,755	2,842,787
Equity LifeStyle Properties Inc	358,234	22,522,172
Equity Residential	642,793	39,692,468
Essex Property Trust Inc	119,081	31,392,133
Independence Realty Trust Inc	432,709	7,420,959
Invitation Homes Inc	1,045,416	29,480,731
Mid-America Apartment Communities Inc	216,862	29,469,377
NexPoint Residential Trust Inc	41,625	1,324,091
Sun Communities Inc	217,675	28,045,247
UDR Inc	558,493	20,340,315
UMH Properties Inc	158,463	2,397,545
Veris Residential Inc	149,229	2,247,389
		309,367,051
Retail REITs - 0.3%
Acadia Realty Trust	245,444	5,048,783
Agree Realty Corp	204,202	15,360,074
Alexander's Inc	4,121	873,364
Brixmor Property Group Inc	565,948	14,793,881
CBL & Associates Properties Inc	27,561	921,089
Curbline Properties Corp	175,721	4,206,761
Federal Realty Investment Trust	145,232	14,338,755
FrontView REIT Inc	34,095	520,971
Getty Realty Corp	94,936	2,702,828
InvenTrust Properties Corp	143,113	4,084,445
Kimco Realty Corp	1,251,998	25,866,279
Kite Realty Group Trust	408,909	9,462,154
Macerich Co/The	469,273	8,146,579
NETSTREIT Corp	153,285	2,809,714
NNN REIT Inc	348,910	14,427,429
Phillips Edison & Co Inc	233,445	8,287,298
Realty Income Corp	1,691,140	97,426,575
Regency Centers Corp	302,343	21,514,728
Saul Centers Inc	23,855	741,891
Simon Property Group Inc	603,146	112,378,163
SITE Centers Corp	87,561	644,448
Tanger Inc	212,749	7,144,111
Urban Edge Properties	231,740	4,454,043
Whitestone REIT	83,873	1,114,672
		377,269,035
Specialized REITs - 0.7%
American Tower Corp	866,170	157,010,636
Crown Castle Inc	805,099	73,489,437
CubeSmart	421,636	15,697,508
Digital Realty Trust Inc	592,766	94,913,692
EPR Properties	139,881	7,311,580
Equinix Inc	181,053	136,389,035
Extra Space Storage Inc	393,273	52,372,165
Farmland Partners Inc	80,910	796,154
Four Corners Property Trust Inc	195,063	4,689,315
Gaming and Leisure Properties Inc	525,061	22,855,905
Gladstone Land Corp	64,991	605,066
Global Self Storage Inc	27,580	142,312
Iron Mountain Inc	546,225	47,166,529
Lamar Advertising Co Class A	160,427	21,238,931
Millrose Properties Inc Class A	313,517	9,549,728
National Storage Affiliates Trust	129,693	3,819,459
Outfront Media Inc	273,845	6,443,573
PotlatchDeltic Corp	132,969	5,350,673
Public Storage Operating Co	292,225	80,227,452
Rayonier Inc	263,553	5,853,512
Safehold Inc	84,963	1,178,437
SBA Communications Corp Class A	198,982	38,656,233
Smartstop Self Storage REIT Inc	58,736	1,919,492
VICI Properties Inc	1,972,279	56,841,081
Weyerhaeuser Co	1,335,662	29,665,053
		874,182,958
TOTAL REAL ESTATE		2,791,789,149

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	106,391	7,194,159
Alliant Energy Corp	474,757	32,981,369
American Electric Power Co Inc	989,001	122,408,654
Constellation Energy Corp	577,943	210,579,311
Duke Energy Corp	1,436,561	178,047,370
Edison International	711,750	41,914,958
Entergy Corp	825,481	80,500,907
Evergy Inc	425,767	33,060,808
Eversource Energy	686,756	46,136,268
Exelon Corp	1,867,337	87,988,919
FirstEnergy Corp	960,472	45,833,724
Genie Energy Ltd Class B	39,806	576,390
Hawaiian Electric Industries Inc (b)	316,407	3,720,946
IDACORP Inc	99,777	13,148,613
MGE Energy Inc	67,540	5,593,663
NextEra Energy Inc	3,808,926	328,672,225
NRG Energy Inc	357,645	60,617,251
OGE Energy Corp	371,382	17,001,868
Oklo Inc Class A (b)(c)	215,723	19,712,768
Otter Tail Corp	77,629	6,381,104
PG&E Corp	4,070,273	65,612,801
Pinnacle West Capital Corp	220,924	20,073,155
Portland General Electric Co	204,606	10,398,077
PPL Corp	1,366,492	50,423,555
Southern Co/The	2,032,986	185,245,684
TXNM Energy Inc	174,640	10,207,708
Xcel Energy Inc	1,092,991	89,745,491
		1,773,777,746
Gas Utilities - 0.1%
Atmos Energy Corp	295,840	52,177,301
Chesapeake Utilities Corp	44,257	6,154,378
MDU Resources Group Inc	381,279	8,128,868
National Fuel Gas Co	166,979	13,767,419
New Jersey Resources Corp	186,696	8,976,344
Northwest Natural Holding Co	74,110	3,666,222
ONE Gas Inc	111,903	9,370,757
RGC Resources Inc	15,280	344,716
Southwest Gas Holdings Inc	117,573	9,764,438
Spire Inc	110,205	9,770,775
UGI Corp	397,951	15,738,962
		137,860,180
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,316,950	18,516,317
Clearway Energy Inc Class A	77,642	2,655,356
Clearway Energy Inc Class C	140,770	5,154,998
Hallador Energy Co (b)	63,478	1,294,316
Montauk Renewables Inc (b)	117,241	191,103
Ormat Technologies Inc	112,942	12,752,281
Spruce Power Holding Corp Class A (b)	30,655	152,355
Talen Energy Corp (b)	84,516	33,322,123
Vistra Corp	588,756	105,304,899
		179,343,748
Multi-Utilities - 0.6%
Ameren Corp	499,151	53,084,709
Avista Corp	151,582	6,272,463
Black Hills Corp	134,828	9,948,958
CenterPoint Energy Inc	1,205,446	48,193,731
CMS Energy Corp	553,913	41,787,197
Consolidated Edison Inc	667,512	66,991,504
Dominion Energy Inc	1,579,266	99,130,527
DTE Energy Co	383,553	52,558,268
NiSource Inc	870,368	38,409,340
Northwestern Energy Group Inc	112,752	7,790,036
Public Service Enterprise Group Inc	924,406	77,206,389
Sempra	1,207,527	114,376,957
Unitil Corp	30,825	1,548,339
WEC Energy Group Inc	594,910	66,671,564
		683,969,982
Water Utilities - 0.1%
American States Water Co	72,374	5,339,030
American Water Works Co Inc	360,622	46,906,104
Artesian Resources Corp Class A	18,259	575,159
Cadiz Inc (b)(c)	94,988	529,083
California Water Service Group	108,897	4,940,657
Consolidated Water Co Ltd	27,471	940,332
Essential Utilities Inc	519,903	20,582,960
Global Water Resources Inc	23,918	204,976
H2O America	63,388	2,943,105
Middlesex Water Co	33,339	1,710,624
Pure Cycle Corp (b)	43,420	494,120
York Water Co/The	27,563	899,381
		86,065,531
TOTAL UTILITIES		2,861,017,187

TOTAL UNITED STATES		121,900,459,591
TOTAL COMMON STOCKS (Cost $50,601,515,891)		122,513,938,809

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	9,585	36,116
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (d)	2,458	0
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (d)	1,585	0
Software - 0.0%
SRAX Inc (b)(d)	35,558	0
TOTAL INFORMATION TECHNOLOGY		0

TOTAL UNITED STATES		36,116
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,656)		36,116

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $7,081,274)	3.82	7,136,000	7,082,527

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.02	19,582,637	19,586,554
Fidelity Securities Lending Cash Central Fund (h)(i)	4.02	640,321,082	640,385,114
TOTAL MONEY MARKET FUNDS (Cost $659,941,083)			659,971,668

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $51,268,542,904)	123,181,029,120
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(499,420,899)
NET ASSETS - 100.0%	122,681,608,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	143	12/19/2025	17,911,465	821,311	821,311
CME E-Mini S&P 500 Index Contracts (United States)	352	12/19/2025	120,727,200	3,205,856	3,205,856
CME E-Mini S&P MidCap 400 Index Contracts (United States)	26	12/19/2025	8,617,440	286,447	286,447

TOTAL FUTURES CONTRACTS					4,313,614
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,122,416 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,879,063.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $143,760,211.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,518,834	1,976,692,228	1,968,625,035	1,131,548	527	-	19,586,554	19,582,637	0.0%
Fidelity Securities Lending Cash Central Fund	587,986,743	2,679,262,231	2,626,865,769	10,718,214	1,909	-	640,385,114	640,321,082	2.2%
Total	599,505,577	4,655,954,459	4,595,490,804	11,849,762	2,436	-	659,971,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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